UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-09877

Calvert Responsible Index Series, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(301) 951-4800
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2017
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert U.S. Large Cap Core Responsible Index Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

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2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
39	Special Meeting of Shareholders
41	Board Approval of Investment Advisory Agreement
43	Officers and Directors
44	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Thomas C. Seto of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	10.12%	17.10%	12.83%	7.01%
Class A with 4.75% Maximum Sales Charge	—	—	4.88	11.55	11.74	6.49
Class C at NAV	06/30/2000	06/30/2000	9.72	16.21	11.90	6.05
Class C with 1% Maximum Sales Charge	—	—	8.72	15.21	11.90	6.05
Class I at NAV	06/30/2000	06/30/2000	10.31	17.44	13.35	7.55
Class Y at NAV	07/13/2012	06/30/2000	10.27	17.31	12.95	7.07

Calvert U.S. Large Cap Core Responsible Index	—	—	10.49%	17.78%	13.71%	8.07%
Russell 1000® Index	—	—	10.09	17.43	13.25	7.57

Ticker Symbol			Class A	Class C	Class I	Class Y
			CSXAX	CSXCX	CISIX	CISYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			0.70%	1.52%	0.37%	0.48%
Net			0.54	1.29	0.19	0.29

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Information Technology	23.9%	Apple, Inc.	3.6%
Financials	15.6%	Alphabet, Inc., Class A	2.8%
Health Care	14.2%	Microsoft Corp.	2.4%
Consumer Discretionary	13.6%	Johnson & Johnson	2.0%
Industrials	11.1%	Facebook, Inc., Class A	1.9%
Consumer Staples	9.3%	Amazon.com, Inc.	1.9%
Utilities	3.5%	General Electric Co.	1.9%
Materials	3.4%	Procter & Gamble Co. (The)	1.6%
Energy	2.6%	Wells Fargo & Co.	1.5%
Telecommunication Services	2.4%	Bank of America Corp.	1.4%
Time Deposit	0.3%	Total	21.0%
Real Estate	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Calvert U.S. Large Cap Core Responsible Index is comprised of large capitalization U.S. stocks that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class Y is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.54%	$1,000.00	$1,101.20	$2.83
Hypothetical (5% return per year before expenses)	0.54%	$1,000.00	$1,022.24	$2.72
Class C
Actual	1.29%	$1,000.00	$1,097.20	$6.74
Hypothetical (5% return per year before expenses)	1.29%	$1,000.00	$1,018.50	$6.49
Class I
Actual	0.19%	$1,000.00	$1,103.10	$1.00
Hypothetical (5% return per year before expenses)	0.19%	$1,000.00	$1,023.98	$0.96
Class Y
Actual	0.29%	$1,000.00	$1,102.70	$1.52
Hypothetical (5% return per year before expenses)	0.29%	$1,000.00	$1,023.49	$1.46

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.4%
Aerospace & Defense - 0.4%
Arconic, Inc.	28,010	737,784
B/E Aerospace, Inc.	5,449	349,335
HEICO Corp.	3,012	262,647
Hexcel Corp.	4,788	261,186
Rockwell Collins, Inc.	8,239	800,501
Spirit AeroSystems Holdings, Inc., Class A	6,483	375,495
TransDigm Group, Inc.	2,746	604,559
		3,391,507

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	8,233	636,328
Expeditors International of Washington, Inc.	10,426	588,965
United Parcel Service, Inc., Class B	50,529	5,421,762
XPO Logistics, Inc. *	4,972	238,109
		6,885,164

Airlines - 0.9%
Alaska Air Group, Inc.	6,853	631,984
American Airlines Group, Inc.	30,538	1,291,757
Delta Air Lines, Inc.	43,857	2,015,668
JetBlue Airways Corp. *	20,809	428,874
Southwest Airlines Co.	36,062	1,938,693
United Continental Holdings, Inc. *	15,313	1,081,710
		7,388,686

Auto Components - 0.3%
BorgWarner, Inc.	8,826	368,839
Delphi Automotive plc	12,367	995,420
Gentex Corp.	14,355	306,192
Lear Corp.	3,304	467,780
Tenneco, Inc.	2,636	164,539
Visteon Corp. *	1,193	116,854
		2,419,624

Automobiles - 0.5%
Ford Motor Co.	177,688	2,068,288
Harley-Davidson, Inc.	8,308	502,634
Tesla, Inc. *	5,452	1,517,292
Thor Industries, Inc.	1,957	188,126
		4,276,340

Banks - 6.9%
Associated Banc-Corp.	8,126	198,274
Bank of America Corp.	490,642	11,574,245
Bank of Hawaii Corp.	2,336	192,393
Bank of the Ozarks, Inc.	4,535	235,865

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
BankUnited, Inc.	4,418	164,836
BB&T Corp.	39,442	1,763,057
BOK Financial Corp.	1,110	86,880
Chemical Financial Corp.	2,992	153,041
CIT Group, Inc.	10,641	456,818
Citigroup, Inc.	137,292	8,212,807
Citizens Financial Group, Inc.	26,497	915,471
Comerica, Inc.	8,658	593,766
Commerce Bancshares, Inc.	4,802	269,680
Cullen/Frost Bankers, Inc.	2,504	222,781
East West Bancorp, Inc.	7,064	364,573
Fifth Third Bancorp	41,257	1,047,928
First Citizens BancShares, Inc., Class A	451	151,252
First Hawaiian, Inc.	5,024	150,318
First Horizon National Corp.	12,189	225,497
First Republic Bank	8,351	783,407
FNB Corp.	11,751	174,737
Fulton Financial Corp.	5,187	92,588
Hancock Holding Co.	2,145	97,705
Home BancShares, Inc.	6,923	187,406
Huntington Bancshares, Inc.	55,309	740,588
IBERIABANK Corp.	1,701	134,549
Investors Bancorp, Inc.	13,720	197,294
KeyCorp	51,621	917,821
M&T Bank Corp.	7,734	1,196,682
MB Financial, Inc.	3,577	153,167
PacWest Bancorp	6,249	332,822
People's United Financial, Inc.	14,671	267,012
Pinnacle Financial Partners, Inc.	1,254	83,328
PNC Financial Services Group, Inc. (The)	24,072	2,894,417
Popular, Inc.	5,710	232,568
PrivateBancorp, Inc.	4,174	247,810
Prosperity Bancshares, Inc.	3,886	270,893
Regions Financial Corp.	62,717	911,278
Signature Bank *	2,495	370,233
Sterling Bancorp	3,404	80,675
SVB Financial Group *	2,624	488,300
Synovus Financial Corp.	6,505	266,835
Texas Capital Bancshares, Inc. *	1,806	150,711
UMB Financial Corp.	2,437	183,530
Umpqua Holdings Corp.	11,131	197,464
United Bankshares, Inc. (a)	3,503	148,002
US Bancorp	76,627	3,946,291
Webster Financial Corp.	5,017	251,051
Wells Fargo & Co.	221,382	12,322,122
Western Alliance Bancorp *	5,224	256,446
Wintrust Financial Corp.	1,176	81,285
Zions Bancorporation	10,227	429,534
		56,068,033

6 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D

Beverages - 2.4%
Coca-Cola Co. (The)	219,948	9,334,593
Dr Pepper Snapple Group, Inc.	10,117	990,657
PepsiCo, Inc.	81,255	9,089,184
		19,414,434

Biotechnology - 3.7%
AbbVie, Inc.	76,301	4,971,773
ACADIA Pharmaceuticals, Inc. *	3,633	124,903
Agios Pharmaceuticals, Inc. *(a)	1,520	88,768
Alexion Pharmaceuticals, Inc. *	10,475	1,269,989
Alkermes plc *	8,182	478,647
Alnylam Pharmaceuticals, Inc. *	4,914	251,842
Amgen, Inc.	34,908	5,727,356
Biogen, Inc. *	10,187	2,785,330
BioMarin Pharmaceutical, Inc. *	7,713	677,047
Celgene Corp. *	37,259	4,636,137
Gilead Sciences, Inc.	61,058	4,147,059
Incyte Corp. *	8,578	1,146,621
Intercept Pharmaceuticals, Inc. *(a)	1,291	146,012
Ionis Pharmaceuticals, Inc. *	5,418	217,804
Regeneron Pharmaceuticals, Inc. *	3,614	1,400,461
Seattle Genetics, Inc. *	4,952	311,283
TESARO, Inc. *(a)	1,461	224,804
United Therapeutics Corp. *	2,286	309,479
Vertex Pharmaceuticals, Inc. *	11,531	1,260,915
		30,176,230

Building Products - 0.6%
A.O. Smith Corp.	9,185	469,904
Allegion plc	6,094	461,316
Johnson Controls International plc	51,049	2,150,184
Lennox International, Inc.	2,165	362,204
Masco Corp.	19,606	666,408
Owens Corning	7,564	464,203
USG Corp. *	5,785	183,963
		4,758,182

Capital Markets - 3.4%
Affiliated Managers Group, Inc.	2,949	483,459
Ameriprise Financial, Inc.	7,346	952,629
Bank of New York Mellon Corp. (The)	51,467	2,430,786
BlackRock, Inc.	5,976	2,291,856
CBOE Holdings, Inc.	3,655	296,311
Charles Schwab Corp. (The)	60,256	2,459,047
CME Group, Inc.	16,989	2,018,293
E*Trade Financial Corp. *	12,774	445,685
Evercore Partners, Inc., Class A	1,626	126,665
Federated Investors, Inc., Class B	6,990	184,117
Franklin Resources, Inc.	16,276	685,871

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Interactive Brokers Group, Inc., Class A	19,371	672,561
Intercontinental Exchange, Inc.	28,762	1,721,981
Invesco Ltd.	20,690	633,735
Janus Capital Group, Inc.	11,489	151,655
Legg Mason, Inc.	5,350	193,188
LPL Financial Holdings, Inc.	2,336	93,043
MarketAxess Holdings, Inc.	1,836	344,232
Moody's Corp.	7,907	885,900
Morgan Stanley	74,854	3,206,745
Morningstar, Inc.	1,011	79,465
MSCI, Inc.	4,715	458,251
Nasdaq, Inc.	4,502	312,664
Northern Trust Corp.	10,244	886,926
Raymond James Financial, Inc.	5,919	451,383
S&P Global, Inc.	12,916	1,688,638
SEI Investments Co.	6,853	345,665
State Street Corp.	16,582	1,320,093
Stifel Financial Corp. *	3,687	185,051
T. Rowe Price Group, Inc.	11,149	759,804
TD Ameritrade Holding Corp.	12,340	479,532
Thomson Reuters Corp.	13,661	590,565
		27,835,796

Chemicals - 2.1%
Air Products & Chemicals, Inc.	20,177	2,729,746
Axalta Coating Systems Ltd. *	21,148	680,966
Ecolab, Inc.	24,183	3,031,097
International Flavors & Fragrances, Inc.	7,698	1,020,216
Mosaic Co. (The)	31,662	923,897
PolyOne Corp.	7,985	272,209
PPG Industries, Inc.	23,128	2,430,290
Praxair, Inc.	27,166	3,221,888
Sensient Technologies Corp.	4,452	352,865
Sherwin-Williams Co. (The)	7,573	2,349,069
		17,012,243

Commercial Services & Supplies - 0.5%
Cintas Corp.	5,054	639,533
Clean Harbors, Inc. *	3,326	184,992
Copart, Inc. *	5,693	352,567
Deluxe Corp.	3,061	220,912
Healthcare Services Group, Inc.	4,606	198,473
KAR Auction Services, Inc.	7,615	332,547
Pitney Bowes, Inc.	10,790	141,457
Rollins, Inc.	6,104	226,641
UniFirst Corp.	588	83,173
Waste Management, Inc.	23,743	1,731,340
		4,111,635

8 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Communications Equipment - 1.2%
Arista Networks, Inc. *	1,788	236,499
ARRIS International plc *	6,275	165,974
Brocade Communications Systems, Inc.	18,304	228,434
Ciena Corp. *	5,637	133,090
Cisco Systems, Inc.	191,937	6,487,471
CommScope Holding Co., Inc. *	6,808	283,962
EchoStar Corp., Class A *	4,037	229,907
F5 Networks, Inc. *	2,499	356,282
Finisar Corp. *	4,579	125,190
Juniper Networks, Inc.	13,747	382,579
Motorola Solutions, Inc.	6,660	574,225
NetScout Systems, Inc. *	3,994	151,572
ViaSat, Inc. *	2,286	145,892
		9,501,077

Construction & Engineering - 0.1%
Dycom Industries, Inc. *	2,016	187,387
EMCOR Group, Inc.	3,203	201,629
Quanta Services, Inc. *	7,335	272,202
Valmont Industries, Inc.	1,114	173,227
		834,445

Consumer Finance - 1.1%
Ally Financial, Inc.	23,259	472,855
American Express Co.	36,951	2,923,194
Capital One Financial Corp.	25,569	2,215,810
Credit Acceptance Corp. *(a)	692	137,992
Discover Financial Services	18,519	1,266,514
Navient Corp.	17,474	257,916
OneMain Holdings, Inc. *	7,413	184,213
SLM Corp. *	23,908	289,287
Synchrony Financial	39,958	1,370,559
		9,118,340

Containers & Packaging - 0.9%
AptarGroup, Inc.	6,373	490,657
Avery Dennison Corp.	7,977	642,946
Ball Corp.	16,399	1,217,790
Bemis Co., Inc.	8,050	393,323
Berry Plastics Group, Inc. *	11,153	541,701
Crown Holdings, Inc. *	12,469	660,234
Graphic Packaging Holding Co.	31,025	399,292
Owens-Illinois, Inc. *	15,985	325,774
Sealed Air Corp.	17,395	758,074
Sonoco Products Co.	9,690	512,795
WestRock Co.	23,463	1,220,780
		7,163,366

Distributors - 0.1%
Genuine Parts Co.	6,674	616,744

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
LKQ Corp. *	14,296	418,444
		1,035,188

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	2,219	160,856
Graham Holdings Co., Class B	191	114,514
ServiceMaster Global Holdings, Inc. *	6,779	283,023
		558,393

Diversified Financial Services - 0.1%
Leucadia National Corp.	14,856	386,256
Voya Financial, Inc.	7,167	272,059
		658,315

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	229,180	9,522,429
CenturyLink, Inc.	21,518	507,179
Level 3 Communications, Inc. *	11,348	649,333
Verizon Communications, Inc.	152,102	7,414,973
Zayo Group Holdings, Inc. *	7,547	248,296
		18,342,210

Electric Utilities - 0.4%
Alliant Energy Corp.	38,352	1,519,123
OGE Energy Corp.	35,101	1,227,833
Portland General Electric Co.	14,826	658,571
		3,405,527

Electrical Equipment - 1.0%
Acuity Brands, Inc.	2,679	546,516
AMETEK, Inc.	12,840	694,387
Eaton Corp. plc	26,352	1,954,001
Emerson Electric Co.	35,928	2,150,650
EnerSys	2,335	184,325
Hubbell, Inc.	2,793	335,299
Regal-Beloit Corp.	2,161	163,480
Rockwell Automation, Inc.	7,604	1,184,019
Sensata Technologies Holding NV *	10,855	474,038
		7,686,715

Electronic Equipment & Instruments - 0.7%
Amphenol Corp., Class A	11,025	784,649
Arrow Electronics, Inc. *	3,309	242,914
Avnet, Inc.	4,317	197,546
Belden, Inc.	1,704	117,900
Coherent, Inc. *	1,065	219,007
Corning, Inc.	34,792	939,384
Dolby Laboratories, Inc., Class A	4,313	226,044
Flex Ltd. *	19,001	319,217
FLIR Systems, Inc.	5,903	214,161
IPG Photonics Corp. *	1,207	145,685

10 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Jabil Circuit, Inc.	8,312	240,383
Keysight Technologies, Inc. *	5,888	212,792
Littelfuse, Inc.	574	91,788
National Instruments Corp.	4,287	139,585
TE Connectivity Ltd.	15,211	1,133,980
Trimble, Inc. *	10,917	349,453
Universal Display Corp.	1,805	155,410
		5,729,898

Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	87,326	5,223,841
Core Laboratories NV (a)	9,889	1,142,377
Ensco plc, Class A	58,743	525,750
National Oilwell Varco, Inc.	78,050	3,129,025
Oceaneering International, Inc.	18,724	507,046
RPC, Inc.	12,568	230,120
TechnipFMC plc *	96,152	3,124,940
US Silica Holdings, Inc.	14,314	686,929
Weatherford International plc *(a)	204,846	1,362,226
		15,932,254

Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	2,327	261,206
CVS Health Corp.	57,877	4,543,344
Kroger Co. (The)	50,912	1,501,395
PriceSmart, Inc.	1,950	179,790
Rite Aid Corp. *	54,082	229,848
Sprouts Farmers Market, Inc. *(a)	9,622	222,461
Sysco Corp.	29,567	1,535,119
Walgreens Boots Alliance, Inc.	48,719	4,046,113
Whole Foods Market, Inc.	15,803	469,665
		12,988,941

Food Products - 2.4%
B&G Foods, Inc. (a)	3,720	149,730
Blue Buffalo Pet Products, Inc. *	5,947	136,781
Bunge Ltd.	8,249	653,816
Campbell Soup Co.	9,512	544,467
Conagra Brands, Inc.	24,125	973,202
Flowers Foods, Inc.	8,616	167,237
General Mills, Inc.	32,473	1,916,232
Hain Celestial Group, Inc. (The) *	5,206	193,663
Hershey Co. (The)	11,716	1,279,973
Hormel Foods Corp.	14,114	488,768
Ingredion, Inc.	3,415	411,268
J. M. Smucker Co. (The)	6,410	840,223
Kellogg Co.	14,420	1,047,036
Kraft Heinz Co. (The)	34,139	3,100,163
Lancaster Colony Corp.	1,222	157,442
McCormick & Co., Inc.	7,866	767,328
Mead Johnson Nutrition Co.	10,110	900,599

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mondelez International, Inc., Class A	87,251	3,758,773
Pinnacle Foods, Inc.	7,373	426,676
Post Holdings, Inc. *	3,769	329,863
Snyder's-Lance, Inc.	5,277	212,716
TreeHouse Foods, Inc. *	3,541	299,781
WhiteWave Foods Co. (The) *	9,155	514,053
		19,269,790

Gas Utilities - 0.7%
Atmos Energy Corp.	17,597	1,389,987
New Jersey Resources Corp.	15,234	603,266
ONE Gas, Inc.	9,309	629,288
Southwest Gas Holdings, Inc.	8,338	691,304
Spire, Inc.	7,306	493,155
UGI Corp.	29,105	1,437,787
WGL Holdings, Inc.	8,316	686,320
		5,931,107

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	80,695	3,583,665
ABIOMED, Inc. *	2,156	269,931
Alere, Inc. *	4,339	172,389
Align Technology, Inc. *	3,489	400,223
Becton Dickinson and Co.	10,278	1,885,396
Boston Scientific Corp. *	63,830	1,587,452
Cantel Medical Corp.	1,174	94,037
Cooper Cos., Inc. (The)	2,255	450,752
Danaher Corp.	28,757	2,459,586
DENTSPLY SIRONA, Inc.	11,362	709,443
DexCom, Inc. *	3,690	312,654
Edwards Lifesciences Corp. *	10,400	978,328
Hill-Rom Holdings, Inc.	3,014	212,788
Hologic, Inc. *	13,636	580,212
IDEXX Laboratories, Inc. *	4,364	674,718
Masimo Corp. *	1,666	155,371
NuVasive, Inc. *	2,566	191,629
ResMed, Inc.	6,686	481,192
STERIS plc	3,656	253,946
Teleflex, Inc.	2,070	401,021
Varian Medical Systems, Inc. *	5,322	484,994
West Pharmaceutical Services, Inc.	3,342	272,741
		16,612,468

Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. *	2,393	104,335
AmerisourceBergen Corp.	7,662	678,087
Cardinal Health, Inc.	15,348	1,251,629
Centene Corp. *	8,597	612,622
DaVita, Inc. *	8,617	585,697
Envision Healthcare Corp. *	5,502	337,383
Express Scripts Holding Co. *	27,598	1,818,984

12 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
HCA Holdings, Inc. *	13,428	1,194,958
HealthSouth Corp.	4,461	190,975
Henry Schein, Inc. *	3,867	657,274
Humana, Inc.	7,087	1,460,914
Laboratory Corporation of America Holdings *	5,277	757,091
McKesson Corp.	9,915	1,469,998
Mednax, Inc. *	4,857	336,979
Patterson Cos., Inc. (a)	4,216	190,690
Premier, Inc., Class A *	5,408	172,137
Quest Diagnostics, Inc.	6,915	678,984
VCA, Inc. *	4,372	400,038
WellCare Health Plans, Inc. *	1,916	268,642
		13,167,417

Health Care Technology - 0.2%
athenahealth, Inc. *(a)	1,692	190,671
Cerner Corp. *	13,503	794,652
Medidata Solutions, Inc. *	2,930	169,032
Veeva Systems, Inc., Class A *	5,692	291,886
		1,446,241

Hotels, Restaurants & Leisure - 1.6%
Aramark	11,625	428,614
Brinker International, Inc. (a)	2,818	123,879
Buffalo Wild Wings, Inc. *	930	142,058
Chipotle Mexican Grill, Inc. *	1,283	571,602
Choice Hotels International, Inc.	1,826	114,308
Cracker Barrel Old Country Store, Inc. (a)	1,217	193,807
Darden Restaurants, Inc.	5,760	481,939
Domino's Pizza, Inc.	2,148	395,876
Dunkin' Brands Group, Inc.	4,512	246,716
Hilton Worldwide Holdings, Inc.	6,259	365,901
Hyatt Hotels Corp., Class A *	5,755	310,655
Jack in the Box, Inc.	1,661	168,957
Marriott International, Inc., Class A	14,643	1,379,078
Norwegian Cruise Line Holdings Ltd. *	8,239	417,964
Panera Bread Co., Class A *(a)	1,184	310,054
Royal Caribbean Cruises Ltd.	7,744	759,764
Six Flags Entertainment Corp.	3,457	205,657
Starbucks Corp.	64,558	3,769,542
Texas Roadhouse, Inc.	2,125	94,626
Vail Resorts, Inc.	1,809	347,147
Wendy's Co. (The)	9,964	135,610
Wyndham Worldwide Corp.	4,999	421,366
Yum China Holdings, Inc. *	17,584	478,285
Yum! Brands, Inc.	12,900	824,310
		12,687,715

Household Durables - 0.4%
Garmin Ltd.	3,815	194,985
Helen of Troy Ltd. *	1,319	124,250

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Leggett & Platt, Inc.	5,814	292,560
Mohawk Industries, Inc. *	2,698	619,164
Newell Brands, Inc.	22,082	1,041,608
Tempur Sealy International, Inc. *(a)	2,809	130,506
Tupperware Brands Corp.	2,531	158,744
Whirlpool Corp.	3,167	542,602
		3,104,419

Household Products - 2.6%
Church & Dwight Co., Inc.	13,925	694,440
Clorox Co. (The)	7,473	1,007,585
Colgate-Palmolive Co.	51,905	3,798,927
Kimberly-Clark Corp.	19,992	2,631,547
Procter & Gamble Co. (The)	144,777	13,008,213
		21,140,712

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	104,048	1,163,257
NRG Energy, Inc.	51,826	969,146
NRG Yield, Inc., Class A	33,118	575,922
		2,708,325

Industrial Conglomerates - 2.9%
3M Co.	34,597	6,619,444
Carlisle Cos., Inc.	4,064	432,450
General Electric Co.	503,298	14,998,281
Roper Technologies, Inc.	5,916	1,221,595
		23,271,770

Insurance - 3.9%
Aflac, Inc.	20,062	1,452,890
Alleghany Corp. *	713	438,253
Allied World Assurance Co. Holdings AG	3,807	202,152
Allstate Corp. (The)	18,892	1,539,509
American Financial Group, Inc.	3,018	287,977
American International Group, Inc.	46,949	2,931,026
Amtrust Financial Services, Inc.	4,346	80,227
Aon plc	12,656	1,502,141
Arch Capital Group Ltd. *	5,182	491,098
Arthur J. Gallagher & Co.	8,842	499,927
Aspen Insurance Holdings Ltd.	1,514	78,804
Assurant, Inc.	3,367	322,121
Assured Guaranty Ltd.	7,299	270,866
Axis Capital Holdings Ltd.	5,009	335,753
Chubb Ltd.	23,433	3,192,746
Cincinnati Financial Corp.	7,628	551,275
CNO Financial Group, Inc.	9,886	202,663
Erie Indemnity Co., Class A	664	81,473
Everest Re Group Ltd.	1,227	286,885
First American Financial Corp.	6,015	236,269
Hanover Insurance Group, Inc. (The)	1,732	155,984

14 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hartford Financial Services Group, Inc. (The)	17,602	846,128
Lincoln National Corp.	9,800	641,410
Loews Corp.	15,217	711,699
Marsh & McLennan Cos., Inc.	25,620	1,893,062
Mercury General Corp.	1,207	73,615
MetLife, Inc.	41,626	2,198,685
Old Republic International Corp.	13,335	273,101
Primerica, Inc.	2,599	213,638
Principal Financial Group, Inc.	13,264	837,091
ProAssurance Corp.	2,748	165,567
Progressive Corp. (The)	30,442	1,192,717
Prudential Financial, Inc.	20,339	2,169,764
Reinsurance Group of America, Inc.	2,952	374,845
RenaissanceRe Holdings Ltd.	1,655	239,396
RLI Corp.	2,205	132,344
Torchmark Corp.	6,003	462,471
Travelers Cos., Inc. (The)	14,377	1,733,004
Unum Group	11,319	530,748
White Mountains Insurance Group Ltd.	160	140,781
Willis Towers Watson plc	6,455	844,895
XL Group Ltd.	12,334	491,633
		31,306,633

Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. *	17,643	15,641,225
Netflix, Inc. *	19,134	2,828,197
Priceline Group, Inc. (The) *	2,240	3,987,133
TripAdvisor, Inc. *	5,445	235,006
Wayfair, Inc., Class A *(a)	2,456	99,443
		22,791,004

Internet Software & Services - 5.3%
Akamai Technologies, Inc. *	6,294	375,752
Alphabet, Inc., Class A *	26,275	22,275,945
CoStar Group, Inc. *	1,133	234,780
eBay, Inc. *	39,696	1,332,595
Facebook, Inc., Class A *	111,026	15,771,243
GrubHub, Inc. *(a)	3,712	122,088
IAC/InterActiveCorp *	1,985	146,334
j2 Global, Inc.	1,495	125,445
Pandora Media, Inc. *	8,013	94,634
Twitter, Inc. *	23,513	351,519
VeriSign, Inc. *	3,561	310,199
Yahoo!, Inc. *	34,434	1,598,082
Yelp, Inc. *	3,198	104,735
Zillow Group, Inc., Class A *	6,556	221,658
		43,065,009

IT Services - 4.3%
Accenture plc, Class A	23,481	2,814,902
Alliance Data Systems Corp.	2,204	548,796

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Amdocs Ltd.	5,720	348,863
Automatic Data Processing, Inc.	17,907	1,833,498
Black Knight Financial Services, Inc., Class A *(a)	2,117	81,081
Booz Allen Hamilton Holding Corp.	5,160	182,612
Broadridge Financial Solutions, Inc.	4,418	300,203
CACI International, Inc., Class A *	1,057	123,986
Cognizant Technology Solutions Corp., Class A *	23,874	1,420,980
Computer Sciences Corp.	5,313	366,650
Convergys Corp.	3,851	81,449
CoreLogic, Inc. *	3,572	145,452
CSRA, Inc.	6,321	185,142
DST Systems, Inc.	1,429	175,052
EPAM Systems, Inc. *	1,798	135,785
Euronet Worldwide, Inc. *	1,922	164,369
Fidelity National Information Services, Inc.	12,704	1,011,492
First Data Corp., Class A *	20,937	324,523
Fiserv, Inc. *	8,486	978,521
Gartner, Inc. *	3,608	389,628
Genpact Ltd.	6,201	153,537
International Business Machines Corp.	32,563	5,670,521
Jack Henry & Associates, Inc.	2,819	262,449
Leidos Holdings, Inc.	5,042	257,848
MasterCard, Inc., Class A	37,157	4,179,048
MAXIMUS, Inc.	2,843	176,835
Paychex, Inc.	12,872	758,161
PayPal Holdings, Inc. *	43,835	1,885,782
Sabre Corp. (a)	5,709	120,974
Science Applications International Corp.	985	73,284
Square, Inc., Class A *	12,901	222,929
Teradata Corp. *	5,573	173,432
Total System Services, Inc.	6,237	333,430
Vantiv, Inc., Class A *	6,529	418,639
Visa, Inc., Class A	89,010	7,910,319
Western Union Co. (The)	21,143	430,260
WEX, Inc. *	1,180	122,130
		34,762,562

Leisure Products - 0.2%
Brunswick Corp.	4,516	276,379
Hasbro, Inc.	5,165	515,570
Mattel, Inc.	15,204	389,375
Polaris Industries, Inc. (a)	2,940	246,372
		1,427,696

Life Sciences - Tools & Services - 1.0%
Agilent Technologies, Inc.	16,833	889,961
Bio-Rad Laboratories, Inc., Class A *	1,094	218,078
Bio-Techne Corp.	1,816	184,596
Bruker Corp.	5,042	117,630
Charles River Laboratories International, Inc. *	2,344	210,843
Illumina, Inc. *	6,867	1,171,785

16 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mettler-Toledo International, Inc. *	1,293	619,231
PAREXEL International Corp. *	1,864	117,637
PerkinElmer, Inc.	5,903	342,728
PRA Health Sciences, Inc. *	2,083	135,874
Quintiles IMS Holdings, Inc. *	6,163	496,306
Thermo Fisher Scientific, Inc.	18,417	2,828,851
VWR Corp. *	4,633	130,651
Waters Corp. *	3,992	623,989
		8,088,160

Machinery - 2.5%
AGCO Corp.	4,215	253,659
Allison Transmission Holdings, Inc.	10,692	385,554
Colfax Corp. *	5,705	223,978
Crane Co.	3,109	232,646
Cummins, Inc.	8,766	1,325,419
Deere & Co.	17,164	1,868,473
Donaldson Co., Inc.	8,477	385,873
Dover Corp.	8,599	690,930
Flowserve Corp.	6,966	337,294
Fortive Corp.	16,035	965,628
Graco, Inc.	3,571	336,174
IDEX Corp.	4,244	396,856
Illinois Tool Works, Inc.	18,621	2,466,724
Ingersoll-Rand plc	14,664	1,192,476
ITT, Inc.	3,715	152,389
Lincoln Electric Holdings, Inc.	3,957	343,705
Middleby Corp. (The) *	3,622	494,222
Nordson Corp.	3,381	415,322
Oshkosh Corp.	4,690	321,687
PACCAR, Inc.	20,190	1,356,768
Parker-Hannifin Corp.	7,686	1,232,219
Pentair plc	10,013	628,616
Snap-on, Inc.	3,190	538,057
Stanley Black & Decker, Inc.	9,078	1,206,194
Terex Corp.	5,099	160,109
Timken Co. (The)	3,153	142,516
Toro Co. (The)	6,841	427,289
WABCO Holdings, Inc. *	3,313	389,012
Wabtec Corp.	3,234	252,252
Woodward, Inc.	3,228	219,246
Xylem, Inc.	10,154	509,934
		19,851,221

Media - 3.6%
AMC Networks, Inc., Class A *	2,657	155,913
Cable One, Inc.	241	150,497
CBS Corp., Class B	18,244	1,265,404
Charter Communications, Inc., Class A *	9,442	3,090,555
Cinemark Holdings, Inc.	4,148	183,922
Comcast Corp., Class A	211,331	7,943,932

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
DISH Network Corp., Class A *	20,338	1,291,260
Interpublic Group of Cos., Inc. (The)	18,051	443,513
John Wiley & Sons, Inc., Class A	1,833	98,615
Liberty Broadband Corp., Class A *	8,164	694,675
Madison Square Garden Co. (The), Class A *	1,136	226,871
Omnicom Group, Inc.	10,752	926,930
Scripps Networks Interactive, Inc., Class A	5,435	425,941
Sinclair Broadcast Group, Inc., Class A	4,249	172,085
Sirius XM Holdings, Inc. (a)	87,579	451,032
Time Warner, Inc.	34,282	3,349,694
Tribune Media Co., Class A	3,927	146,359
Viacom, Inc., Class B	16,757	781,211
Walt Disney Co. (The)	65,643	7,443,260
		29,241,669

Metals & Mining - 0.4%
Compass Minerals International, Inc.	2,569	174,306
Nucor Corp.	30,689	1,832,747
Reliance Steel & Aluminum Co.	6,436	515,009
Steel Dynamics, Inc.	23,367	812,237
Worthington Industries, Inc.	2,953	133,151
		3,467,450

Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	74,569	2,055,867
CMS Energy Corp.	45,459	2,033,836
Consolidated Edison, Inc.	52,471	4,074,898
Sempra Energy	42,839	4,733,709
		12,898,310

Multiline Retail - 0.4%
Dollar Tree, Inc. *	11,592	909,509
J.C. Penney Co., Inc. *(a)	16,985	104,628
Kohl's Corp.	8,583	341,689
Macy's, Inc.	13,547	401,533
Nordstrom, Inc. (a)	4,616	214,967
Target Corp.	22,859	1,261,588
		3,233,914

Oil, Gas & Consumable Fuels - 0.6%
Cheniere Energy Partners LP Holdings LLC	10,520	256,898
Cheniere Energy, Inc. *	46,798	2,212,141
ONEOK, Inc.	43,558	2,414,856
		4,883,895

Paper & Forest Products - 0.0% (b)
Domtar Corp.	5,899	215,431

Personal Products - 0.3%
Coty, Inc., Class A	26,651	483,183
Edgewell Personal Care Co. *	3,572	261,256

18 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Estee Lauder Cos., Inc. (The), Class A	20,618	1,748,200
		2,492,639

Pharmaceuticals - 5.6%
Akorn, Inc. *	3,995	96,200
Bristol-Myers Squibb Co.	80,124	4,357,143
Catalent, Inc. *	4,921	139,363
Eli Lilly & Co.	45,918	3,862,163
Jazz Pharmaceuticals plc *	3,031	439,889
Johnson & Johnson	129,410	16,118,015
Medicines Co. (The) *	3,788	185,233
Merck & Co., Inc.	131,019	8,324,947
Perrigo Co. plc (a)	6,438	427,419
Pfizer, Inc.	284,180	9,721,798
Prestige Brands Holdings, Inc. *	2,852	158,457
Zoetis, Inc.	23,919	1,276,557
		45,107,184

Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	2,474	267,043
Equifax, Inc.	7,273	994,510
Manpowergroup, Inc.	3,852	395,100
Nielsen Holdings plc	14,929	616,717
Robert Half International, Inc.	7,123	347,816
TransUnion *	5,654	216,831
Verisk Analytics, Inc. *	8,334	676,221
		3,514,238

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	12,172	423,464
Howard Hughes Corp. (The) *	1,635	191,704
Jones Lang LaSalle, Inc.	2,050	228,472
Realogy Holdings Corp.	3,591	106,976
		950,616

Road & Rail - 0.5%
AMERCO	548	208,892
Avis Budget Group, Inc. *	4,275	126,455
Genesee & Wyoming, Inc., Class A *	2,713	184,104
JB Hunt Transport Services, Inc.	4,801	440,444
Kansas City Southern	6,453	553,409
Landstar System, Inc.	2,651	227,058
Norfolk Southern Corp.	17,031	1,906,961
Old Dominion Freight Line, Inc.	3,821	326,963
Ryder System, Inc.	3,681	277,695
		4,251,981

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. *	27,974	407,022
Analog Devices, Inc.	16,981	1,391,625
Applied Materials, Inc.	40,872	1,589,921

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cavium, Inc. *	2,926	209,677
Cirrus Logic, Inc. *	2,763	167,687
Cree, Inc. *	4,080	109,058
Cypress Semiconductor Corp. (a)	13,659	187,948
First Solar, Inc. *(a)	2,870	77,777
Integrated Device Technology, Inc. *	5,776	136,718
Intel Corp.	181,356	6,541,511
KLA-Tencor Corp.	5,753	546,938
Lam Research Corp.	6,619	849,615
Marvell Technology Group Ltd.	15,336	234,027
Maxim Integrated Products, Inc.	11,045	496,583
Microchip Technology, Inc.	8,694	641,443
Micron Technology, Inc. *	42,900	1,239,810
NVIDIA Corp.	22,831	2,486,981
ON Semiconductor Corp. *	14,373	222,638
Qorvo, Inc. *	5,396	369,950
QUALCOMM, Inc.	56,374	3,232,485
Skyworks Solutions, Inc.	6,988	684,684
Teradyne, Inc.	8,676	269,824
Texas Instruments, Inc.	39,457	3,178,656
Xilinx, Inc.	10,196	590,246
		25,862,824

Software - 4.9%
Adobe Systems, Inc. *	19,284	2,509,427
ANSYS, Inc. *	3,316	354,381
Aspen Technology, Inc. *	3,411	200,976
Autodesk, Inc. *	7,847	678,530
Blackbaud, Inc.	1,922	147,360
CA, Inc.	12,896	409,061
CDK Global, Inc.	5,746	373,547
Citrix Systems, Inc. *	6,654	554,877
Electronic Arts, Inc. *	11,849	1,060,722
Fair Isaac Corp.	1,347	173,696
Fortinet, Inc. *	4,900	187,915
Guidewire Software, Inc. *	3,097	174,454
Intuit, Inc.	9,428	1,093,554
Manhattan Associates, Inc. *	3,106	161,667
Microsoft Corp.	296,971	19,558,510
Nuance Communications, Inc. *	7,893	136,628
Oracle Corp.	115,837	5,167,489
PTC, Inc. *	4,914	258,231
Red Hat, Inc. *	7,114	615,361
Salesforce.com, Inc. *	25,919	2,138,058
ServiceNow, Inc. *	5,741	502,165
Splunk, Inc. *	5,039	313,879
Symantec Corp.	22,950	704,106
Synopsys, Inc. *	5,866	423,115
Take-Two Interactive Software, Inc. *	3,735	221,373
Tyler Technologies, Inc. *	1,405	217,157
Ultimate Software Group, Inc. (The) *	1,208	235,814

20 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
VMware, Inc., Class A *(a)	9,798	902,788
Workday, Inc., Class A *	5,630	468,866
		39,943,707

Specialty Retail - 2.7%
Advance Auto Parts, Inc.	3,129	463,905
American Eagle Outfitters, Inc.	7,232	101,465
AutoNation, Inc. *	2,074	87,709
Bed Bath & Beyond, Inc.	5,392	212,768
Best Buy Co., Inc.	12,680	623,222
Burlington Stores, Inc. *	3,569	347,228
CarMax, Inc. *	7,908	468,312
CST Brands, Inc.	3,599	173,076
Foot Locker, Inc.	6,074	454,396
GameStop Corp., Class A	4,923	111,014
Gap, Inc. (The)	9,992	242,706
Home Depot, Inc. (The)	54,532	8,006,934
Lowe's Cos., Inc.	39,784	3,270,643
Michaels Cos., Inc. (The) *	5,357	119,943
O'Reilly Automotive, Inc. *	4,097	1,105,534
Penske Automotive Group, Inc.	1,934	90,530
Ross Stores, Inc.	17,184	1,131,910
Sally Beauty Holdings, Inc. *	8,092	165,400
Signet Jewelers Ltd. (a)	2,936	203,377
Staples, Inc.	22,253	195,159
Tiffany & Co.	4,866	463,730
TJX Cos., Inc. (The)	29,260	2,313,881
Tractor Supply Co.	6,041	416,648
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,629	749,870
Williams-Sonoma, Inc.	3,031	162,522
		21,681,882

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	202,159	29,042,162
Hewlett Packard Enterprise Co.	65,232	1,545,998
HP, Inc.	64,962	1,161,521
NetApp, Inc.	9,778	409,209
Seagate Technology plc	10,629	488,190
Western Digital Corp.	11,683	964,198
Xerox Corp.	35,213	258,464
		33,869,742

Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	3,075	276,135
Coach, Inc.	13,018	538,034
Columbia Sportswear Co.	2,163	127,076
Hanesbrands, Inc. (a)	15,478	321,323
lululemon athletica, Inc. *	5,091	264,070
Michael Kors Holdings Ltd. *	4,175	159,109
NIKE, Inc., Class B	72,689	4,050,958
PVH Corp.	3,544	366,698

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 21

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Skechers U.S.A., Inc., Class A *	5,178	142,136
VF Corp.	15,276	839,722
		7,085,261

Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. *	18,700	189,431
New York Community Bancorp, Inc.	25,872	361,432
Radian Group, Inc.	11,843	212,700
TFS Financial Corp.	3,483	57,887
Washington Federal, Inc.	2,799	92,647
		914,097

Trading Companies & Distributors - 0.4%
Air Lease Corp.	6,021	233,314
Fastenal Co.	17,236	887,654
HD Supply Holdings, Inc. *	11,387	468,290
MSC Industrial Direct Co., Inc., Class A	2,820	289,783
United Rentals, Inc. *	4,652	581,733
Univar, Inc. *	4,619	141,618
W.W. Grainger, Inc.	3,018	702,470
WESCO International, Inc. *	2,672	185,838
		3,490,700

Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp.	4,470	360,193

Water Utilities - 0.4%
American Water Works Co., Inc.	29,847	2,321,201
Aqua America, Inc.	30,704	987,134
		3,308,335

Wireless Telecommunication Services - 0.1%
Sprint Corp. *	29,949	259,957
T-Mobile US, Inc. *	11,189	722,698
Telephone & Data Systems, Inc.	3,470	91,990
		1,074,645

Total Common Stocks (Cost $634,307,331)		805,173,505

RIGHTS - 0.0% (b)
Biotechnology - 0.0% (b)
Dyax Corp. CVR *	4,124	4,578

Food & Staples Retailing - 0.0% (b)
Safeway Casa Ley CVR *	7,013	771
Safeway PDC LLC CVR *	7,013	491
		1,262

Total Rights (Cost $12,012)		5,840

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	2,836,905	2,836,905

Total Time Deposit (Cost $2,836,905)		2,836,905

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	6,495,378	6,495,378

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $6,495,378)		6,495,378

TOTAL INVESTMENTS (Cost $643,651,626) - 100.5%		814,511,628
Other assets and liabilities, net - (0.5%)		(4,294,273)
NET ASSETS - 100.0%		810,217,355

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $6,363,334 as of March 31, 2017.
(b) Amount is less than 0.05%.

Abbreviations:
CVR: Contingent Value Rights
See notes to financial statements.

22 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $643,651,626) - see accompanying schedule	$814,511,628
Cash	4,588
Receivable for Fund shares sold	2,574,656
Dividends and interest receivable	760,196
Securities lending income receivable	4,713
Directors' deferred compensation plan	404,600
Receivable from affiliate	148,898
Total assets	818,409,279

LIABILITIES
Collateral for securities loaned	6,495,378
Payable for Fund shares redeemed	866,005
Payable to affiliates:
Investment advisory fee	113,920
Administrative fees	83,538
Distribution Plan expenses	112,495
Sub-transfer agent fee	3,858
Directors' fees and expenses	30,362
Directors' deferred compensation plan	404,600
Accrued expenses and other liabilities	81,768
Total liabilities	8,191,924
NET ASSETS	$810,217,355

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$631,235,740
Accumulated undistributed net investment income	3,857,374
Accumulated net realized gain (loss)	4,264,239
Net unrealized appreciation (depreciation)	170,860,002
NET ASSETS	$810,217,355

NET ASSET VALUE PER SHARE
Class A (based on net assets of $240,615,043 and 12,014,652 shares outstanding)	$20.03
Class C (based on net assets of $49,812,208 and 2,631,887 shares outstanding)	$18.93
Class I (based on net assets of $451,388,189 and 22,035,615 shares outstanding)	$20.48
Class Y (based on net assets of $68,401,915 and 3,414,542 shares outstanding)	$20.03

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$21.03
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

24 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $3,716)	$8,460,558
Securities lending income	42,303
Interest income	6,487
Other income	229
Total investment income	8,509,577

Expenses:
Investment advisory fee	640,481
Administrative fees	512,385
Transfer agency fees and expenses:
Class A	140,877
Class C	28,429
Class I	7,227
Class Y	17,145
Distribution Plan expenses:
Class A	407,757
Class C	232,293
Directors' fees and expenses	73,146
Accounting fees	93,539
Custodian fees	52,561
Professional fees	26,198
Registration fees:
Class A	14,894
Class C	6,936
Class I	16,739
Class Y	6,890
Reports to shareholders	21,003
Miscellaneous	46,057
Total expenses	2,344,557
Reimbursement from Adviser:
Class A	(241,886)
Class C	(47,808)
Class I	(309,451)
Class Y	(38,665)
Administrative fees waived	(42,892)
Net expenses	1,663,855
NET INVESTMENT INCOME (LOSS)	6,845,722

See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	8,908,227

Net change in unrealized appreciation (depreciation)	67,593,786

NET REALIZED AND UNREALIZED GAIN (LOSS)	76,502,013

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$83,347,735

See notes to financial statements.

26 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$6,845,722	$10,655,857
Net realized gain (loss)	8,908,227	16,747,930
Net change in unrealized appreciation (depreciation)	67,593,786	52,217,493

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	83,347,735	79,621,280

Distributions to shareholders from:
Net investment income:
Class A shares	(3,720,549)	(2,953,205)
Class C shares	(144,890)	(194,986)
Class I shares	(7,056,349)	(3,977,636)
Class Y shares	(746,260)	(277,391)
Net realized gain:
Class A shares	(7,031,592)	(17,083,274)
Class C shares	(1,057,085)	(2,440,131)
Class I shares	(9,076,731)	(16,343,727)
Class Y shares	(1,017,673)	(1,224,825)
Total distributions	(29,851,129)	(44,495,175)

Capital share transactions:
Shares sold:
Class A shares	43,532,694	85,897,207
Class C shares	7,706,107	11,524,763
Class I shares	121,959,411	209,014,931
Class Y shares	28,999,463	33,598,307
Reinvestment of distributions:
Class A shares	10,164,803	18,496,804
Class C shares	916,136	1,979,121
Class I shares	15,914,834	19,969,479
Class Y shares	1,504,827	1,485,355
Redemption fees:
Shares redeemed:
Class A shares	(153,039,485)	(69,013,166)
Class C shares	(5,533,520)	(8,204,429)
Class I shares	(100,398,829)	(44,010,855)
Class Y shares	(11,267,155)	(8,360,100)
Total capital share transactions	(39,540,714)	252,377,417

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,955,892	287,503,522
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 27

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Beginning of period	$796,261,463	$508,757,941
End of period (including accumulated undistributed net investment income of $3,857,374 and $8,679,700, respectively)	$810,217,355	$796,261,463

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	2,258,587	4,783,133
Class C shares	423,972	680,876
Class I shares	6,224,345	11,244,540
Class Y shares	1,492,932	1,898,937
Reinvestment of distributions:
Class A shares	532,285	1,030,313
Class C shares	51,019	116,880
Class I shares	813,618	1,085,395
Class Y shares	78,679	82,513
Shares redeemed:
Class A shares	(7,789,679)	(3,863,305)
Class C shares	(304,224)	(482,079)
Class I shares	(5,094,631)	(2,398,888)
Class Y shares	(590,948)	(462,096)
Total capital share activity	(1,904,045)	13,716,219

See notes to financial statements.

28 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$18.80	$17.90	$18.30	$15.90	$13.27	$10.35
Income from investment operations:
Net investment income	0.14	0.26	0.23	0.18	0.17	0.13
Net realized and unrealized gain (loss)	1.73	1.94	(0.01)	2.73	2.61	2.89
Total from investment operations	1.87	2.20	0.22	2.91	2.78	3.02
Distributions from:
Net investment income	(0.22)	(0.18)	(0.13)	(0.14)	(0.15)	(0.10)
Net realized gain	(0.42)	(1.12)	(0.49)	(0.37)	—	—
Total distributions	(0.64)	(1.30)	(0.62)	(0.51)	(0.15)	(0.10)
Total increase (decrease) in net asset value	1.23	0.90	(0.40)	2.40	2.63	2.92
Net asset value, ending	$20.03	$18.80	$17.90	$18.30	$15.90	$13.27
Total return (b)	10.12%	12.68%	1.06%	18.65%	21.16%	29.36%
Ratios to average net assets: (c)
Net investment income	1.46%(d)	1.46%	1.21%	1.02%	1.15%	1.03%
Total expenses	0.69%(d)	0.71%	0.77%	0.87%	1.02%	1.11%
Net expenses	0.54%(d)	0.54%	0.68%	0.75%	0.75%	0.75%
Portfolio turnover	16%	27%	33%	8%	14%	7%
Net assets, ending (in thousands)	$240,615	$319,773	$269,684	$214,427	$149,738	$97,904

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 29

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$17.71	$16.97	$17.41	$15.15	$12.65	$9.87
Income from investment operations:
Net investment income	0.06	0.12	0.08	0.03	0.03	0.01
Net realized and unrealized gain (loss)	1.64	1.82	—	2.62	2.50	2.77
Total from investment operations	1.70	1.94	0.08	2.65	2.53	2.78
Distributions from:
Net investment income	(0.06)	(0.08)	(0.03)	(0.02)	(0.03)	—
Net realized gain	(0.42)	(1.12)	(0.49)	(0.37)	—	—
Total distributions	(0.48)	(1.20)	(0.52)	(0.39)	(0.03)	—
Total increase (decrease) in net asset value	1.22	0.74	(0.44)	2.26	2.50	2.78
Net asset value, ending	$18.93	$17.71	$16.97	$17.41	$15.15	$12.65
Total return (c)	9.72%	11.78%	0.30%	17.75%	20.02%	28.17%
Ratios to average net assets: (d)
Net investment income	0.71%(e)	0.70%	0.45%	0.19%	0.25%	0.04%
Total expenses	1.50%(e)	1.53%	1.57%	1.61%	1.77%	1.89%
Net expenses	1.29%(e)	1.29%	1.44%	1.57%	1.65%	1.74%
Portfolio turnover	16%	27%	33%	8%	14%	7%
Net assets, ending (in thousands)	$49,812	$43,579	$36,398	$25,864	$15,259	$9,958

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount is less than $0.005 per share.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

30 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$19.26	$18.33	$18.69	$16.20	$13.48	$10.52
Income from investment operations:
Net investment income	0.18	0.33	0.33	0.27	0.25	0.19
Net realized and unrealized gain (loss)	1.77	1.98	(0.01)	2.81	2.64	2.95
Total from investment operations	1.95	2.31	0.32	3.08	2.89	3.14
Distributions from:
Net investment income	(0.31)	(0.26)	(0.19)	(0.22)	(0.17)	(0.18)
Net realized gain	(0.42)	(1.12)	(0.49)	(0.37)	—	—
Total distributions	(0.73)	(1.38)	(0.68)	(0.59)	(0.17)	(0.18)
Total increase (decrease) in net asset value	1.22	0.93	(0.36)	2.49	2.72	2.96
Net asset value, ending	$20.48	$19.26	$18.33	$18.69	$16.20	$13.48
Total return (b)	10.31%	13.00%	1.54%	19.39%	21.76%	30.11%
Ratios to average net assets: (c)
Net investment income	1.80%(d)	1.80%	1.69%	1.56%	1.70%	1.57%
Total expenses	0.35%(d)	0.36%	0.36%	0.37%	0.46%	0.51%
Net expenses	0.19%(d)	0.19%	0.20%	0.21%	0.21%	0.21%
Portfolio turnover	16%	27%	33%	8%	14%	7%
Net assets, ending (in thousands)	$451,388	$387,043	$186,257	$122,405	$66,818	$41,249

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 31

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,				Period Ended September 30, 2012(a)(b)
CLASS Y SHARES		2016(a)	2015(a)	2014(a)	2013(a)
Net asset value, beginning	$18.84	$17.95	$18.40	$16.01	$13.27	$12.42
Income from investment operations:
Net investment income	0.16	0.31	0.27	0.21	0.19	0.03
Net realized and unrealized gain (loss)	1.74	1.93	(0.01)	2.70	2.63	0.82
Total from investment operations	1.90	2.24	0.26	2.91	2.82	0.85
Distributions from:
Net investment income	(0.29)	(0.23)	(0.22)	(0.15)	(0.08)	—
Net realized gain	(0.42)	(1.12)	(0.49)	(0.37)	—	—
Total distributions	(0.71)	(1.35)	(0.71)	(0.52)	(0.08)	—
Total increase (decrease) in net asset value	1.19	0.89	(0.45)	2.39	2.74	0.85
Net asset value, ending	$20.03	$18.84	$17.95	$18.40	$16.01	$13.27
Total return (c)	10.27%	12.90%	1.24%	18.51%	21.34%	6.84%
Ratios to average net assets: (d)
Net investment income	1.70%(e)	1.70%	1.43%	1.14%	1.29%	1.16%(e)
Total expenses	0.44%(e)	0.49%	0.62%	0.65%	0.72%	0.86%(e)
Net expenses	0.29%(e)	0.29%	0.46%	0.60%	0.60%	0.60%(e)
Portfolio turnover	16%	27%	33%	8%	14%	7%
Net assets, ending (in thousands)	$68,402	$45,865	$16,419	$6,151	$23,218	$12,589

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From July 13, 2012 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

32 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Responsible Index Series, Inc. (the “Corporation”) was organized as a Maryland corporation on April 7, 2000, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates five (5) separate series, or mutual funds, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert U.S. Large Cap Core Responsible Index Fund (the “Fund”). The Corporation is authorized to issue two billion shares of common stock, $0.01 par value per share, of which 250 million shares have been allocated to the Fund.
The investment objective of the Fund, which is diversified, is to seek to track the performance of the Calvert U.S. Large Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75%. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $100,000. The $100,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the “Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stocks and rights for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$805,173,505	$—	$—	$805,173,505
Rights	—	5,840	—	5,840
Time Deposit	—	2,836,905	—	2,836,905
Short Term Investment of Cash Collateral For Securities Loaned	6,495,378	—	—	6,495,378
TOTAL	$811,668,883	$2,842,745	$—	$814,511,628

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost

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of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B - RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the same annual rate as the Fund’s investment advisory agreement with CRM. For the six months ended March 31, 2017, the investment advisory fee amounted to $640,481, of which $332,285 was paid to CRM and $308,196 was paid to CIM.
CRM (CIM for the period October 1, 2016 through December 30, 2016) has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.54%, 1.29%, 0.19% and 0.29% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2018. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $361,407 and CIM waived or reimbursed expenses of $276,403.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I through January 31, 2018. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived 0.02% of the administrative fee on Class I for the period October 1, 2016 through December 30, 2016. For the six months ended March 31, 2017, CRM was paid administrative fees of $265,828, of which $22,294 were waived and CIAS was paid administrative fees of $246,557, of which $20,598, were waived.
The Fund adopted a new distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act, which was approved by the Board of Directors and Class A shareholders. The Class A Plan became effective as of December 31, 2016. The Board of Directors approved an amended and restated distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class

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C shares and the consolidation of such Class C Plan into a Master Class C Plan (Class C Plan), effective March 7, 2017. Pursuant to the Class A Plan and Class C Plan, the Fund pays a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Pursuant to the Fund’s former distribution plan for Class A and Class C shares, the Fund was permitted to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.25% for Class A and 1.00% for Class C of the Fund’s average daily net assets with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter. Prior to December 31, 2016, the fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $407,757 or 0.25% per annum of Class A’s average daily net assets, of which $208,207 was paid to EVD and $199,550 was paid to CID, and $232,293 or 1.00% per annum of Class C’s average daily net assets, of which $121,144 was paid to EVD and $111,149 was paid to CID.
The Fund was informed that EVD and CID received $28,414 and $23,730, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $1,014 and $16,967, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $12,960 and shareholder servicing fees paid to CIS were $12,039. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Director of the Fund who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $136,840,409 and $197,585,601, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$174,631,174
Unrealized (depreciation)	(8,118,883)
Net unrealized appreciation (depreciation)	$166,512,291

Federal income tax cost of investments	$647,999,337

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NOTE D - SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan was $6,363,334 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$6,495,378	$—	$—	$—	$6,495,378
Amount of recognized liabilities for securities lending transactions					$6,495,378
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E - LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.
For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$1,017,314	2.03%	$42,552,062	January 2017

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NOTE F - REGULATORY MATTERS
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the Securities and Exchange Commission (SEC) in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Fund. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Fund, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

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SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert U.S. Large Cap Core Responsible Index Fund, a series of Calvert Responsible Index Series, Inc. (the “Fund”) was held on December 16, 2016 and adjourned to December 23, 2016, December 28, 2016, January 6, 2017, January 27, 2017 and February 15, 2017.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
22,450,637	210,381	647,295	5,151,715

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
22,287,986	331,544	688,779	5,151,718

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
22,122,129	384,188	801,988	5,151,722

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
8,448,772	128,540	744,827	2,158,814

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Shareholders of Calvert Responsible Index Series, Inc. voted on the following proposal:

1.	To elect Directors of Calvert Responsible Index Series, Inc.:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	35,484,917	883,068
Alice Gresham Bullock	35,637,745	730,240
Cari Dominguez	35,629,678	738,307
Miles D. Harper III	35,486,514	881,471
John G. Guffey, Jr.	35,484,104	883,881
Joy V. Jones	35,636,889	731,096
Anthony A. Williams	27,538,186	8,829,799
John H. Streur	35,484,788	883,197

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert U.S. Large Cap Core Responsible Index Fund
At a meeting held on October 14, 2016, the Board of Directors of Calvert Responsible Index Series, Inc. (“CRIS”), and by a separate vote, the Directors who are not “interested persons” of CRIS (the “Independent Directors”), approved a new Investment Advisory Agreement between CRIS and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert U.S. Large Cap Core Responsible Index Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Directors, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Directors reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Directors met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Directors participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Directors regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Directors considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Directors took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Directors considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Directors also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Directors took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Directors also noted that for certain Calvert Funds, such as the Fund, CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Directors concluded that CRM is qualified to manage the Fund’s assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Directors considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Directors also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Directors further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds. Based upon their review the Directors concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.

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In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Directors considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Directors considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Directors took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Directors noted that the advisory fee schedule for certain Calvert Funds will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Directors determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Fund, would not be appropriate at this time. The Directors noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Directors also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM’s intention to continue to manage the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Fund’s investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.

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OFFICERS AND TRUSTEES

Officers of Calvert U.S. Large Cap Core Responsible Index Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert U.S. Large Cap Core Responsible Index Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur (3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 43

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

44 calvert.com CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24188 3.31.17

Calvert U.S. Large Cap Growth Responsible Index Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
34	Special Meeting of Shareholders
36	Board Approval of Investment Advisory Agreement
38	Officers and Directors
39	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Thomas C. Seto of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	8.08%	13.47%	—%	6.51%
Class A with 4.75% Maximum Sales Charge	—	—	2.95	8.08	—	3.64
Class C at NAV	06/19/2015	06/19/2015	7.67	12.57	—	5.71
Class C with 1% Maximum Sales Charge	—	—	6.67	11.57	—	5.71
Class I at NAV	06/19/2015	06/19/2015	8.28	13.88	—	6.89
Class Y at NAV	06/19/2015	06/19/2015	8.24	13.73	—	6.77

Calvert U.S. Large Cap Growth Responsible Index	—	—	8.43%	14.14%	—%	7.11%
Russell 1000® Growth Index	—	—	10.01	15.76	13.31	8.64

Ticker Symbol			Class A	Class C	Class I	Class Y
			CGJAX	CGJCX	CGJIX	CGJYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.48%	4.08%	0.65%	1.15%
Net			0.57	1.32	0.22	0.32

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Information Technology	29.0%	Alphabet, Inc., Class A	5.9%
Consumer Discretionary	20.3%	Facebook, Inc., Class A	4.2%
Health Care	18.3%	Amazon.com, Inc.	3.9%
Industrials	13.7%	Microsoft Corp.	2.6%
Consumer Staples	8.0%	Visa, Inc., Class A	2.1%
Financials	5.2%	Home Depot, Inc. (The)	2.0%
Materials	2.8%	Johnson & Johnson	1.9%
Energy	1.0%	PepsiCo, Inc.	1.7%
Utilities	0.8%	General Electric Co.	1.6%
Telecommunication Services	0.4%	United Parcel Service, Inc., Class B	1.5%
Time Deposit	0.3%	Total	27.4%
Real Estate	0.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Calvert U.S. Large Cap Growth Responsible Index is comprised of large capitalization U.S. stocks with growth characteristics that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND’S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.57%	$1,000.00	$1,080.80	$2.96
Hypothetical (5% return per year before expenses)	0.57%	$1,000.00	$1,022.09	$2.87
Class C
Actual	1.32%	$1,000.00	$1,076.70	$6.83
Hypothetical (5% return per year before expenses)	1.32%	$1,000.00	$1,018.35	$6.64
Class I
Actual	0.22%	$1,000.00	$1,082.80	$1.14
Hypothetical (5% return per year before expenses)	0.22%	$1,000.00	$1,023.84	$1.11
Class Y
Actual	0.32%	$1,000.00	$1,082.40	$1.66
Hypothetical (5% return per year before expenses)	0.32%	$1,000.00	$1,023.34	$1.61

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.7%
Arconic, Inc.	1,851	48,755
B/E Aerospace, Inc.	405	25,965
HEICO Corp. (a)	365	31,828
Hexcel Corp.	417	22,747
Rockwell Collins, Inc.	809	78,603
Spirit AeroSystems Holdings, Inc., Class A	568	32,899
TransDigm Group, Inc.	408	89,825
		330,622

Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	590	45,601
Expeditors International of Washington, Inc.	953	53,835
United Parcel Service, Inc., Class B	7,284	781,573
XPO Logistics, Inc. *	844	40,419
		921,428

Airlines - 0.7%
Alaska Air Group, Inc.	1,017	93,788
Delta Air Lines, Inc.	2,658	122,162
Southwest Airlines Co.	2,682	144,184
		360,134

Auto Components - 0.2%
Delphi Automotive plc	436	35,094
Gentex Corp.	635	13,545
Lear Corp.	235	33,271
Tenneco, Inc.	96	5,992
		87,902

Automobiles - 0.4%
Tesla, Inc. *	715	198,984
Thor Industries, Inc.	266	25,571
		224,555

Banks - 0.8%
Bank of Hawaii Corp.	117	9,636
Bank of the Ozarks, Inc.	336	17,475
Comerica, Inc.	497	34,084
Commerce Bancshares, Inc.	452	25,384
First Citizens BancShares, Inc., Class A	18	6,037

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
First Horizon National Corp.	702	12,987
First Republic Bank	683	64,072
Home BancShares, Inc.	406	10,991
IBERIABANK Corp.	124	9,809
Pinnacle Financial Partners, Inc.	151	10,034
PrivateBancorp, Inc.	254	15,080
Signature Bank *	391	58,021
Sterling Bancorp	544	12,893
SVB Financial Group *	232	43,173
Texas Capital Bancshares, Inc. *	183	15,271
UMB Financial Corp.	110	8,284
Webster Financial Corp.	209	10,458
Western Alliance Bancorp *	369	18,114
		381,803

Beverages - 2.8%
Coca-Cola Co. (The)	11,072	469,896
Dr Pepper Snapple Group, Inc.	1,039	101,739
PepsiCo, Inc.	7,627	853,156
		1,424,791

Biotechnology - 6.7%
AbbVie, Inc.	4,319	281,426
ACADIA Pharmaceuticals, Inc. *	579	19,906
Agios Pharmaceuticals, Inc. *(a)	130	7,592
Alexion Pharmaceuticals, Inc. *	1,420	172,161
Alkermes plc *	1,027	60,079
Alnylam Pharmaceuticals, Inc. *(a)	265	13,581
Amgen, Inc.	4,696	770,473
Biogen, Inc. *	1,373	375,406
BioMarin Pharmaceutical, Inc. *	1,086	95,329
Celgene Corp. *	4,959	617,048
Gilead Sciences, Inc.	4,356	295,860
Incyte Corp. *	1,137	151,983
Intercept Pharmaceuticals, Inc. *(a)	107	12,102
Ionis Pharmaceuticals, Inc. *	737	29,627
Regeneron Pharmaceuticals, Inc. *	490	189,880
Seattle Genetics, Inc. *	645	40,545
TESARO, Inc. *(a)	143	22,003
United Therapeutics Corp. *	324	43,863
Vertex Pharmaceuticals, Inc. *	1,605	175,507
		3,374,371

Building Products - 0.6%
A.O. Smith Corp.	1,191	60,932
Allegion plc	743	56,245
Lennox International, Inc.	360	60,228

6 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Masco Corp.	2,634	89,530
Owens Corning	515	31,605
USG Corp. *	480	15,264
		313,804

Capital Markets - 3.5%
Affiliated Managers Group, Inc.	307	50,330
Ameriprise Financial, Inc.	429	55,633
BlackRock, Inc.	641	245,830
CBOE Holdings, Inc.	587	47,588
Charles Schwab Corp. (The)	5,944	242,575
CME Group, Inc.	837	99,436
Evercore Partners, Inc., Class A	309	24,071
Interactive Brokers Group, Inc., Class A	1,669	57,948
Intercontinental Exchange, Inc.	2,158	129,199
MarketAxess Holdings, Inc.	272	50,997
Moody's Corp.	1,276	142,963
Morningstar, Inc.	90	7,074
MSCI, Inc.	680	66,089
Nasdaq, Inc.	279	19,376
Northern Trust Corp.	662	57,316
Raymond James Financial, Inc.	461	35,156
S&P Global, Inc.	1,981	258,996
SEI Investments Co.	1,004	50,642
T. Rowe Price Group, Inc.	739	50,363
TD Ameritrade Holding Corp.	989	38,432
Thomson Reuters Corp.	935	40,420
		1,770,434

Chemicals - 2.1%
Air Products & Chemicals, Inc.	800	108,232
Axalta Coating Systems Ltd. *	1,275	41,055
Ecolab, Inc.	2,558	320,620
International Flavors & Fragrances, Inc.	406	53,807
PPG Industries, Inc.	1,393	146,376
Praxair, Inc.	1,091	129,393
Sensient Technologies Corp.	219	17,358
Sherwin-Williams Co. (The)	792	245,670
		1,062,511

Commercial Services & Supplies - 0.8%
Cintas Corp.	732	92,627
Clean Harbors, Inc. *	459	25,530
Copart, Inc. *	789	48,863
Deluxe Corp.	180	12,991
Healthcare Services Group, Inc.	328	14,134
KAR Auction Services, Inc.	557	24,324

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Rollins, Inc.	742	27,550
Waste Management, Inc.	2,009	146,496
		392,515

Communications Equipment - 0.6%
Arista Networks, Inc. *	202	26,718
ARRIS International plc *	589	15,579
Ciena Corp. *	434	10,247
CommScope Holding Co., Inc. *	1,353	56,434
EchoStar Corp., Class A *	200	11,390
F5 Networks, Inc. *	343	48,901
Finisar Corp. *	561	15,338
Juniper Networks, Inc.	731	20,344
Motorola Solutions, Inc.	820	70,700
NetScout Systems, Inc. *	258	9,791
ViaSat, Inc. *	267	17,040
		302,482

Construction & Engineering - 0.1%
Dycom Industries, Inc. *	226	21,007
EMCOR Group, Inc.	267	16,807
Quanta Services, Inc. *	481	17,850
		55,664

Consumer Finance - 0.1%
Ally Financial, Inc.	1,055	21,448
Credit Acceptance Corp. *(a)	90	17,947
OneMain Holdings, Inc. *	584	14,512
		53,907

Containers & Packaging - 0.5%
AptarGroup, Inc.	318	24,483
Avery Dennison Corp.	424	34,174
Ball Corp.	900	66,834
Berry Plastics Group, Inc. *	1,200	58,284
Crown Holdings, Inc. *	762	40,348
Sonoco Products Co.	462	24,449
		248,572

Distributors - 0.1%
Genuine Parts Co.	375	34,654
LKQ Corp. *	980	28,684
		63,338

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	110	7,974
ServiceMaster Global Holdings, Inc. *	748	31,229
		39,203

8 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. *	637	36,449
Zayo Group Holdings, Inc. *	1,148	37,769
		74,218

Electric Utilities - 0.3%
Alliant Energy Corp.	2,013	79,735
OGE Energy Corp.	1,749	61,180
		140,915

Electrical Equipment - 0.5%
Acuity Brands, Inc.	351	71,604
AMETEK, Inc.	886	47,915
EnerSys	142	11,209
Hubbell, Inc.	223	26,771
Rockwell Automation, Inc.	439	68,357
Sensata Technologies Holding NV *	1,024	44,718
		270,574

Electronic Equipment & Instruments - 0.7%
Amphenol Corp., Class A	1,596	113,587
Belden, Inc.	110	7,611
Coherent, Inc. *	125	25,705
Dolby Laboratories, Inc., Class A	308	16,142
FLIR Systems, Inc.	328	11,900
IPG Photonics Corp. *	179	21,605
Keysight Technologies, Inc. *	475	17,166
Littelfuse, Inc.	115	18,390
National Instruments Corp.	251	8,173
TE Connectivity Ltd.	707	52,707
Trimble, Inc. *	830	26,568
Universal Display Corp.	206	17,737
		337,291

Energy Equipment & Services - 0.4%
Core Laboratories NV (a)	426	49,211
RPC, Inc. (a)	964	17,651
US Silica Holdings, Inc.	1,113	53,413
Weatherford International plc *	11,111	73,888
		194,163

Food & Staples Retailing - 1.7%
CVS Health Corp.	4,357	342,025
PriceSmart, Inc.	111	10,234
Sprouts Farmers Market, Inc. *(a)	486	11,236
Sysco Corp.	1,402	72,792
Walgreens Boots Alliance, Inc.	4,869	404,370
		840,657

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Food Products - 1.9%
B&G Foods, Inc. (a)	265	10,666
Blue Buffalo Pet Products, Inc. *	763	17,549
Campbell Soup Co.	710	40,640
General Mills, Inc.	1,740	102,677
Hain Celestial Group, Inc. (The) *	458	17,038
Hershey Co. (The)	1,087	118,755
Hormel Foods Corp.	1,195	41,383
Ingredion, Inc.	344	41,428
J. M. Smucker Co. (The)	526	68,948
Kraft Heinz Co. (The)	1,739	157,919
Lancaster Colony Corp.	78	10,050
McCormick & Co., Inc.	694	67,700
Mead Johnson Nutrition Co.	772	68,770
Pinnacle Foods, Inc.	416	24,074
Post Holdings, Inc. *	525	45,948
Snyder's-Lance, Inc.	253	10,198
TreeHouse Foods, Inc. *	232	19,641
WhiteWave Foods Co. (The) *	1,436	80,631
		944,015

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	3,905	173,421
ABIOMED, Inc. *	247	30,924
Alere, Inc. *	343	13,627
Align Technology, Inc. *	456	52,308
Becton Dickinson and Co.	1,368	250,946
Boston Scientific Corp. *	4,506	112,064
Cantel Medical Corp.	207	16,581
Cooper Cos., Inc. (The)	297	59,367
Danaher Corp.	1,427	122,051
DENTSPLY SIRONA, Inc.	567	35,404
DexCom, Inc. *	514	43,551
Edwards Lifesciences Corp. *	1,382	130,005
Hill-Rom Holdings, Inc.	151	10,661
Hologic, Inc. *	1,862	79,228
IDEXX Laboratories, Inc. *	573	88,592
Masimo Corp. *	269	25,087
NuVasive, Inc. *	179	13,368
ResMed, Inc.	486	34,978
STERIS plc	242	16,809
Teleflex, Inc.	295	57,150
Varian Medical Systems, Inc. *	553	50,395
West Pharmaceutical Services, Inc.	448	36,561
		1,453,078

10 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. *	258	11,249
AmerisourceBergen Corp.	359	31,771
Cardinal Health, Inc.	782	63,772
Centene Corp. *	411	29,288
DaVita, Inc. *	515	35,004
Envision Healthcare Corp. *	483	29,618
Express Scripts Holding Co. *	2,421	159,568
HCA Holdings, Inc. *	1,043	92,817
HealthSouth Corp.	232	9,932
Henry Schein, Inc. *	505	85,835
Humana, Inc.	960	197,894
Laboratory Corporation of America Holdings *	631	90,530
McKesson Corp.	483	71,610
Mednax, Inc. *	486	33,719
Molina Healthcare, Inc. *	222	10,123
Premier, Inc., Class A *	835	26,578
Quest Diagnostics, Inc.	410	40,258
VCA, Inc. *	497	45,475
WellCare Health Plans, Inc. *	269	37,716
		1,102,757

Health Care Technology - 0.4%
athenahealth, Inc. *(a)	268	30,201
Cerner Corp. *	1,903	111,991
Medidata Solutions, Inc. *	333	19,211
Veeva Systems, Inc., Class A *(a)	828	42,460
		203,863

Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc.	235	10,331
Buffalo Wild Wings, Inc. *	102	15,581
Chipotle Mexican Grill, Inc. *	81	36,087
Choice Hotels International, Inc.	199	12,457
Cracker Barrel Old Country Store, Inc. (a)	62	9,874
Darden Restaurants, Inc.	457	38,237
Domino's Pizza, Inc.	267	49,208
Dunkin' Brands Group, Inc.	355	19,411
Hilton Worldwide Holdings, Inc.	738	43,143
Hyatt Hotels Corp., Class A *	407	21,970
Jack in the Box, Inc.	181	18,411
Marriott International, Inc., Class A	1,114	104,917
Norwegian Cruise Line Holdings Ltd. *	1,106	56,107
Panera Bread Co., Class A *(a)	130	34,043
Royal Caribbean Cruises Ltd.	937	91,929
Six Flags Entertainment Corp.	475	28,258
Starbucks Corp.	8,265	482,593

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Texas Roadhouse, Inc.	231	10,286
Vail Resorts, Inc.	255	48,935
Wendy's Co. (The)	708	9,636
Wyndham Worldwide Corp.	404	34,053
Yum China Holdings, Inc. *	1,199	32,613
Yum! Brands, Inc.	832	53,165
		1,261,245

Household Durables - 0.5%
Helen of Troy Ltd. *	129	12,152
Leggett & Platt, Inc.	369	18,568
Mohawk Industries, Inc. *	350	80,321
Newell Brands, Inc.	1,074	50,660
Tempur Sealy International, Inc. *(a)	373	17,330
Whirlpool Corp.	311	53,284
		232,315

Household Products - 1.3%
Church & Dwight Co., Inc.	1,269	63,285
Clorox Co. (The)	666	89,797
Colgate-Palmolive Co.	4,145	303,372
Kimberly-Clark Corp.	1,403	184,677
		641,131

Industrial Conglomerates - 3.4%
3M Co.	3,478	665,446
Carlisle Cos., Inc.	592	62,995
General Electric Co.	27,910	831,718
Roper Technologies, Inc.	849	175,310
		1,735,469

Insurance - 0.8%
Alleghany Corp. *	37	22,743
Aon plc	1,202	142,665
Arch Capital Group Ltd. *	282	26,725
Arthur J. Gallagher & Co.	709	40,087
Erie Indemnity Co., Class A	49	6,012
Marsh & McLennan Cos., Inc.	1,794	132,559
Primerica, Inc.	174	14,303
Reinsurance Group of America, Inc.	139	17,650
White Mountains Insurance Group Ltd.	11	9,679
		412,423

12 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. *	2,252	1,996,488
Netflix, Inc. *	2,438	360,361
Priceline Group, Inc. (The) *	279	496,612
TripAdvisor, Inc. *(a)	790	34,096
Wayfair, Inc., Class A *(a)	363	14,698
		2,902,255

Internet Software & Services - 10.7%
Akamai Technologies, Inc. *	859	51,282
Alphabet, Inc., Class A *	3,496	2,963,909
CoStar Group, Inc. *	182	37,714
eBay, Inc. *	2,530	84,932
Facebook, Inc., Class A *	14,782	2,099,783
GrubHub, Inc. *(a)	348	11,446
IAC/InterActiveCorp *	232	17,103
j2 Global, Inc.	238	19,971
Pandora Media, Inc. *	1,141	13,475
Twitter, Inc. *(a)	3,195	47,765
VeriSign, Inc. *	486	42,335
Yelp, Inc. *	294	9,629
Zillow Group, Inc., Class A *	923	31,207
		5,430,551

IT Services - 6.7%
Accenture plc, Class A	3,075	368,631
Alliance Data Systems Corp.	279	69,471
Amdocs Ltd.	308	18,785
Automatic Data Processing, Inc.	2,290	234,473
Black Knight Financial Services, Inc., Class A *(a)	261	9,996
Booz Allen Hamilton Holding Corp.	308	10,900
Broadridge Financial Solutions, Inc.	422	28,675
Cognizant Technology Solutions Corp., Class A *	2,120	126,182
CoreLogic, Inc. *	256	10,424
CSRA, Inc.	819	23,989
DST Systems, Inc.	102	12,495
EPAM Systems, Inc. *	230	17,370
Euronet Worldwide, Inc. *	214	18,301
Fidelity National Information Services, Inc.	1,078	85,830
First Data Corp., Class A *	2,610	40,455
Fiserv, Inc. *	1,082	124,765
Gartner, Inc. *	429	46,328
Genpact Ltd.	418	10,350
Jack Henry & Associates, Inc.	423	39,381
MasterCard, Inc., Class A	4,888	549,753
MAXIMUS, Inc.	318	19,780
Paychex, Inc.	983	57,899

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
PayPal Holdings, Inc. *	5,778	248,570
Sabre Corp. (a)	462	9,790
Science Applications International Corp.	107	7,961
Square, Inc., Class A *	1,484	25,644
Total System Services, Inc.	879	46,991
Vantiv, Inc., Class A *	844	54,117
Visa, Inc., Class A	11,866	1,054,531
WEX, Inc. *	128	13,248
		3,385,085

Leisure Products - 0.2%
Brunswick Corp.	225	13,770
Hasbro, Inc.	623	62,188
Mattel, Inc.	802	20,539
Polaris Industries, Inc. (a)	166	13,911
		110,408

Life Sciences - Tools & Services - 1.9%
Agilent Technologies, Inc.	960	50,755
Bio-Rad Laboratories, Inc., Class A *	90	17,941
Bio-Techne Corp.	140	14,231
Bruker Corp.	418	9,752
Charles River Laboratories International, Inc. *	276	24,826
Illumina, Inc. *	925	157,842
Mettler-Toledo International, Inc. *	169	80,936
PAREXEL International Corp. *	220	13,884
PerkinElmer, Inc.	403	23,398
PRA Health Sciences, Inc. *	235	15,329
Quintiles IMS Holdings, Inc. *	859	69,175
Thermo Fisher Scientific, Inc.	2,482	381,235
VWR Corp. *	224	6,317
Waters Corp. *	535	83,626
		949,247

Machinery - 2.8%
Allison Transmission Holdings, Inc.	710	25,603
Crane Co.	138	10,326
Donaldson Co., Inc.	544	24,763
Dover Corp.	432	34,711
Fortive Corp.	1,598	96,232
Graco, Inc.	434	40,857
IDEX Corp.	590	55,171
Illinois Tool Works, Inc.	2,625	347,734
Ingersoll-Rand plc	2,182	177,440
Lincoln Electric Holdings, Inc.	235	20,412
Middleby Corp. (The) *	519	70,817
Nordson Corp.	462	56,752

14 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Oshkosh Corp.	293	20,097
Parker-Hannifin Corp.	347	55,631
Snap-on, Inc.	477	80,456
Stanley Black & Decker, Inc.	753	100,051
Toro Co. (The)	542	33,853
WABCO Holdings, Inc. *	250	29,355
Wabtec Corp.	502	39,156
Woodward, Inc.	262	17,795
Xylem, Inc.	1,101	55,292
		1,392,504

Media - 4.4%
Cable One, Inc.	26	16,236
CBS Corp., Class B	1,171	81,221
Charter Communications, Inc., Class A *	1,196	391,475
Cinemark Holdings, Inc.	182	8,070
Comcast Corp., Class A	13,553	509,457
DISH Network Corp., Class A *	1,226	77,839
Interpublic Group of Cos., Inc. (The)	861	21,155
John Wiley & Sons, Inc., Class A	98	5,272
Liberty Broadband Corp., Class A *	1,005	85,515
Madison Square Garden Co. (The), Class A *	124	24,764
Omnicom Group, Inc.	661	56,985
Scripps Networks Interactive, Inc., Class A	311	24,373
Sinclair Broadcast Group, Inc., Class A	203	8,221
Sirius XM Holdings, Inc. (a)	9,104	46,886
Time Warner, Inc.	2,345	229,130
Walt Disney Co. (The)	5,816	659,476
		2,246,075

Metals & Mining - 0.2%
Nucor Corp.	1,456	86,952
Steel Dynamics, Inc.	823	28,608
Worthington Industries, Inc.	194	8,747
		124,307

Multiline Retail - 0.2%
Dollar Tree, Inc. *	1,321	103,646
J.C. Penney Co., Inc. *(a)	1,655	10,195
		113,841

Oil, Gas & Consumable Fuels - 0.6%
Cheniere Energy Partners LP Holdings LLC	721	17,607
Cheniere Energy, Inc. *	6,027	284,896
		302,503

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Personal Products - 0.4%
Coty, Inc., Class A	1,413	25,618
Estee Lauder Cos., Inc. (The), Class A	1,935	164,068
		189,686

Pharmaceuticals - 4.3%
Akorn, Inc. *	440	10,595
Bristol-Myers Squibb Co.	5,459	296,861
Catalent, Inc. *	623	17,643
Eli Lilly & Co.	1,976	166,201
Jazz Pharmaceuticals plc *	371	53,843
Johnson & Johnson	7,607	947,452
Medicines Co. (The) *(a)	152	7,433
Merck & Co., Inc.	7,651	486,145
Prestige Brands Holdings, Inc. *	193	10,723
Zoetis, Inc.	3,111	166,034
		2,162,930

Professional Services - 0.8%
Dun & Bradstreet Corp. (The)	267	28,820
Equifax, Inc.	991	135,509
Nielsen Holdings plc	1,632	67,418
Robert Half International, Inc.	523	25,538
TransUnion *	945	36,241
Verisk Analytics, Inc. *	1,293	104,914
		398,440

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	749	26,058
Howard Hughes Corp. (The) *	193	22,629
Jones Lang LaSalle, Inc.	239	26,637
		75,324

Road & Rail - 0.7%
AMERCO	20	7,624
Avis Budget Group, Inc. *	428	12,660
Genesee & Wyoming, Inc., Class A *	182	12,351
JB Hunt Transport Services, Inc.	745	68,346
Kansas City Southern	359	30,788
Landstar System, Inc.	323	27,665
Norfolk Southern Corp.	1,117	125,070
Old Dominion Freight Line, Inc.	629	53,824
		338,328

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. *	4,064	59,131
Analog Devices, Inc.	1,975	161,811

16 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Applied Materials, Inc.	5,512	214,417
Cavium, Inc. *	341	24,436
Cirrus Logic, Inc. *	324	19,664
Cree, Inc. *	183	4,892
Cypress Semiconductor Corp. (a)	934	12,852
Integrated Device Technology, Inc. *	687	16,261
KLA-Tencor Corp.	784	74,535
Lam Research Corp.	852	109,363
Marvell Technology Group Ltd.	807	12,315
Maxim Integrated Products, Inc.	553	24,863
Microchip Technology, Inc.	1,121	82,707
Micron Technology, Inc. *	2,149	62,106
NVIDIA Corp.	3,026	329,622
ON Semiconductor Corp. *	733	11,354
Qorvo, Inc. *	392	26,876
Skyworks Solutions, Inc.	928	90,925
Teradyne, Inc.	350	10,885
Texas Instruments, Inc.	5,088	409,889
Xilinx, Inc.	649	37,571
		1,796,475

Software - 6.7%
Adobe Systems, Inc. *	2,546	331,311
ANSYS, Inc. *	445	47,557
Aspen Technology, Inc. *	391	23,038
Autodesk, Inc. *	593	51,277
Blackbaud, Inc.	229	17,557
CDK Global, Inc.	781	50,773
Citrix Systems, Inc. *	779	64,961
Electronic Arts, Inc. *	1,557	139,383
Fair Isaac Corp.	153	19,729
Fortinet, Inc. *	636	24,391
Guidewire Software, Inc. *	326	18,364
Intuit, Inc.	1,243	144,176
Manhattan Associates, Inc. *	365	18,998
Microsoft Corp.	19,612	1,291,646
Nuance Communications, Inc. *	1,315	22,763
Oracle Corp.	6,304	281,221
PTC, Inc. *	397	20,862
Red Hat, Inc. *	917	79,321
Salesforce.com, Inc. *	3,415	281,703
ServiceNow, Inc. *	801	70,063
Splunk, Inc. *	727	45,285
Synopsys, Inc. *	585	42,196
Take-Two Interactive Software, Inc. *	617	36,570
Tyler Technologies, Inc. *	190	29,366
Ultimate Software Group, Inc. (The) *(a)	169	32,990

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
VMware, Inc., Class A *	1,318	121,441
Workday, Inc., Class A *	733	61,044
		3,367,986

Specialty Retail - 4.4%
Advance Auto Parts, Inc.	277	41,068
Burlington Stores, Inc. *	392	38,138
CarMax, Inc. *	473	28,011
Foot Locker, Inc.	386	28,877
Home Depot, Inc. (The)	6,944	1,019,587
Lowe's Cos., Inc.	3,271	268,909
Michaels Cos., Inc. (The) *	857	19,188
O'Reilly Automotive, Inc. *	515	138,967
Ross Stores, Inc.	2,268	149,393
Sally Beauty Holdings, Inc. *	495	10,118
Tiffany & Co.	183	17,440
TJX Cos., Inc. (The)	3,696	292,280
Tractor Supply Co.	743	51,245
Ulta Salon, Cosmetics & Fragrance, Inc. *	316	90,133
Williams-Sonoma, Inc.	209	11,206
		2,204,560

Technology Hardware, Storage & Peripherals - 0.0% (b)
NetApp, Inc.	584	24,440

Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	276	24,785
Columbia Sportswear Co.	151	8,871
Hanesbrands, Inc. (a)	1,025	21,279
lululemon athletica, Inc. *	639	33,145
Michael Kors Holdings Ltd. *	880	33,537
NIKE, Inc., Class B	9,446	526,426
PVH Corp.	207	21,418
Skechers U.S.A., Inc., Class A *	366	10,047
VF Corp.	1,028	56,509
		736,017

Trading Companies & Distributors - 0.6%
Fastenal Co.	1,404	72,306
HD Supply Holdings, Inc. *	1,565	64,360
MSC Industrial Direct Co., Inc., Class A	230	23,635
United Rentals, Inc. *	737	92,162
Univar, Inc. *	220	6,745
W.W. Grainger, Inc.	305	70,992
		330,200

18 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	582	46,898

Water Utilities - 0.5%
American Water Works Co., Inc.	2,746	213,556
Aqua America, Inc.	1,760	56,584
		270,140

Wireless Telecommunication Services - 0.3%
Sprint Corp. *(a)	2,352	20,416
T-Mobile US, Inc. *	1,863	120,331
		140,747

Total Common Stocks (Cost $44,807,488)		50,291,097

RIGHTS - 0.0% (b)
Biotechnology - 0.0% (b)
Dyax Corp. CVR *	565	627

Total Rights (Cost $627)		627
	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	161,844	161,844

Total Time Deposit (Cost $161,844)		161,844

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	543,255	543,255

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $543,255)		543,255

TOTAL INVESTMENTS (Cost $45,513,214) - 101.0%		50,996,823
Other assets and liabilities, net - (1.0%)		(481,592)
NET ASSETS - 100.0%		50,515,231

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $532,439 as of March 31, 2017.
(b) Amount is less than 0.05%.

Abbreviations:
CVR:	Contingent Value Rights
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $45,513,214) - see accompanying schedule	$50,996,823
Receivable for Fund shares sold	72,328
Dividends and interest receivable	26,144
Securities lending income receivable	268
Directors' deferred compensation plan	26,468
Receivable from affiliate	15,228
Total assets	51,137,259

LIABILITIES
Collateral for securities loaned	543,255
Payable for Fund shares redeemed	8,834
Payable to affiliates:
Investment advisory fee	5,552
Distribution Plan expenses	1,535
Directors' fees and expenses	1,478
Directors' deferred compensation plan	26,468
Accrued expenses and other liabilities	34,906
Total liabilities	622,028
NET ASSETS	$50,515,231

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$44,424,773
Accumulated undistributed net investment income	98,470
Accumulated net realized gain (loss)	508,379
Net unrealized appreciation (depreciation)	5,483,609
NET ASSETS	$50,515,231

NET ASSET VALUE PER SHARE
Class A (based on net assets of $3,902,884 and 176,147 shares outstanding)	$22.16
Class C (based on net assets of $875,973 and 39,790 shares outstanding)	$22.01
Class I (based on net assets of $43,702,019 and 1,967,997 shares outstanding)	$22.21
Class Y (based on net assets of $2,034,355 and 91,692 shares outstanding)	$22.19

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$23.27
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

20 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $105)	$303,688
Securities lending income	3,119
Interest income	408
Total investment income	307,215

Expenses:
Investment advisory fee	33,612
Administrative fees	26,890
Transfer agency fees and expenses:
Class A	2,669
Class C	861
Class I	1,693
Class Y	703
Distribution Plan expenses:
Class A	5,471
Class C	3,994
Directors' fees and expenses	3,916
Accounting fees	10,293
Custodian fees	23,851
Professional fees	12,819
Registration fees:
Class A	7,944
Class C	5,749
Class I	6,932
Class Y	5,808
Reports to shareholders	1,434
Miscellaneous	11,518
Total expenses	166,157
Reimbursement from Adviser:
Class A	(13,017)
Class C	(7,072)
Class I	(48,803)
Class Y	(7,746)
Administrative fees waived	(26,890)
Net expenses	62,629
NET INVESTMENT INCOME (LOSS)	244,586

See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	1,070,425

Net change in unrealized appreciation (depreciation)	2,251,735

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,322,160

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,566,746
See notes to financial statements.

22 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$244,586	$448,915
Net realized gain (loss)	1,070,425	(558,575)
Net change in unrealized appreciation (depreciation)	2,251,735	3,674,381

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,566,746	3,564,721

Distributions to shareholders from:
Net investment income:
Class A shares	(37,111)	(6,546)
Class C shares	(731)	(1,085)
Class I shares	(422,097)	(106,654)
Class Y shares	(25,744)	(5,032)
Net realized gain:
Class A shares	—	(298)
Class C shares	—	(19)
Class I shares	—	(3,812)
Class Y shares	—	(189)
Total distributions	(485,683)	(123,635)

Capital share transactions:
Shares sold:
Class A shares	1,470,434	2,490,252
Class C shares	249,778	554,462
Class I shares	11,152,580	37,585,244
Class Y shares	996,124	415,536
Reinvestment of distributions:
Class A shares	35,153	6,695
Class C shares	520	601
Class I shares	421,090	110,466
Class Y shares	25,744	5,221
Shares redeemed:
Class A shares	(2,305,202)	(488,094)
Class C shares	(155,828)	(14,960)
Class I shares	(9,072,344)	(3,926,607)
Class Y shares	(1,268,406)	(105,840)
Total capital share transactions	1,549,643	36,632,976

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,630,706	40,074,062

See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Beginning of period	$45,884,525	$5,810,463
End of period (including accumulated undistributed net investment income of $98,470 and $339,567, respectively)	$50,515,231	$45,884,525

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	69,061	124,446
Class C shares	12,045	28,006
Class I shares	510,782	1,951,349
Class Y shares	47,324	21,008
Reinvestment of distributions:
Class A shares	1,696	333
Class C shares	25	30
Class I shares	20,284	5,491
Class Y shares	1,241	260
Shares redeemed:
Class A shares	(107,744)	(24,844)
Class C shares	(7,377)	(756)
Class I shares	(426,494)	(199,205)
Class Y shares	(59,094)	(5,311)
Total capital share activity	61,749	1,900,807

See notes to financial statements.

24 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)
CLASS A SHARES		Year Ended September 30, 2016 (a)	Period Ended September 30, 2015 (a)(b)
Net asset value, beginning	$20.66	$18.55	$20.00
Income from investment operations:
Net investment income	0.08	0.15	0.03
Net realized and unrealized gain (loss)	1.58	2.00	(1.48)
Total from investment operations	1.66	2.15	(1.45)
Distributions from:
Net investment income	(0.16)	(0.04)	—
Net realized gain	—	—(c)	—
Total distributions	(0.16)	(0.04)	—
Total increase (decrease) in net asset value	1.50	2.11	(1.45)
Net asset value, ending	$22.16	$20.66	$18.55
Total return (d)	8.08%	11.63%	(7.25%)
Ratios to average net assets: (e)
Net investment income	0.77%(f)	0.77%	0.60%(f)
Total expenses	1.29%(f)	1.45%	7.70%(f)
Net expenses	0.57%(f)	0.57%	0.57%(f)
Portfolio turnover	40%	43%	3%
Net assets, ending (in thousands)	$3,903	$4,403	$2,100

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2016 (a) (Unaudited)
CLASS C SHARES		Year Ended September 30, 2016 (a)	Period Ended September 30, 2015 (a) (b)
Net asset value, beginning	$20.46	$18.51	$20.00
Income from investment operations:
Net investment income (loss)	0.01	—(c)	(0.01)
Net realized and unrealized gain (loss)	1.56	1.99	(1.48)
Total from investment operations	1.57	1.99	(1.49)
Distributions from:
Net investment income	(0.02)	(0.04)	—
Net realized gain	—	—(c)	—
Total distributions	(0.02)	(0.04)	—
Total increase (decrease) in net asset value	1.55	1.95	(1.49)
Net asset value, ending	$22.01	$20.46	$18.51
Total return (d)	7.67%	10.79%	(7.45%)
Ratios to average net assets: (e)
Net investment income (loss)	0.05%(f)	0.02%	(0.17%)(f)
Total expenses	3.21%(f)	4.06%	67.14%(f)
Net expenses	1.32%(f)	1.32%	1.32%(f)
Portfolio turnover	40%	43%	3%
Net assets, ending (in thousands)	$876	$718	$145

(a) Net investment income (loss) per share is calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

26 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2016 (a) (Unaudited)
CLASS I SHARES		Year Ended September 30, 2016 (a)	Period Ended September 30, 2015 (a) (b)
Net asset value, beginning	$20.74	$18.57	$20.00
Income from investment operations:
Net investment income	0.12	0.22	0.05
Net realized and unrealized gain (loss)	1.58	2.01	(1.48)
Total from investment operations	1.70	2.23	(1.43)
Distributions from:
Net investment income	(0.23)	(0.06)	—
Net realized gain	—	—(c)	—
Total distributions	(0.23)	(0.06)	—
Total increase (decrease) in net asset value	1.47	2.17	(1.43)
Net asset value, ending	$22.21	$20.74	$18.57
Total return (d)	8.28%	12.02%	(7.15%)
Ratios to average net assets: (e)
Net investment income	1.16%(f)	1.12%	0.95%(f)
Total expenses	0.60%(f)	0.61%	7.16%(f)
Net expenses	0.22%(f)	0.22%	0.22%(f)
Portfolio turnover	40%	43%	3%
Net assets, ending (in thousands)	$43,702	$38,646	$1,964

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 27

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

CLASS Y SHARES	Six Months Ended March 31, 2016 (a) (Unaudited)	Year Ended September 30, 2016 (a)	Period Ended September 30, 2015 (a) (b)
Net asset value, beginning	$20.71	$18.56	$20.00
Income from investment operations:
Net investment income	0.11	0.20	0.05
Net realized and unrealized gain (loss)	1.58	2.00	(1.49)
Total from investment operations	1.69	2.20	(1.44)
Distributions from:
Net investment income	(0.21)	(0.05)	—
Net realized gain	—	—(c)	—
Total distributions	(0.21)	(0.05)	—
Total increase (decrease) in net asset value	1.48	2.15	(1.44)
Net asset value, ending	$22.19	$20.71	$18.56
Total return (d)	8.24%	11.89%	(7.20%)
Ratios to average net assets: (e)
Net investment income	1.00%(f)	1.02%	0.90%(f)
Total expenses	1.13%(f)	1.11%	9.87%(f)
Net expenses	0.32%(f)	0.32%	0.32%(f)
Portfolio turnover	40%	43%	3%
Net assets, ending (in thousands)	$2,034	$2,117	$1,601

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

28 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Responsible Index Series, Inc. (the “Corporation”) was organized as a Maryland corporation on April 7, 2000, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates five (5) separate series, or mutual funds, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert U.S. Large Cap Growth Responsible Index Fund (the “Fund”). The Corporation is authorized to issue two billion shares of common stock, $0.01 par value per share, of which 250 million shares have been allocated to the Fund.
The investment objective of the Fund, which is diversified, is to seek to track the performance of the Calvert U.S. Large Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75%. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $100,000. The $100,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the “Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 29

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stocks and rights for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$50,291,097	$—	$—	$50,291,097
Rights	—	627	—	627
Time Deposit	—	161,844	—	161,844
Short Term Investment of Cash Collateral For Securities Loaned	543,255	—	—	543,255
TOTAL	$50,834,352	$162,471	$—	$50,996,823

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 30

Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the same annual rate as the Fund’s investment advisory agreement with CRM. For the six months ended March 31, 2017, the investment advisory fee amounted to $33,612, of which $16,713 was paid to CRM and $16,899 was paid to CIM.
CRM (CIM for the period October 1, 2016 through December 30, 2016) has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.57%, 1.32%, 0.22% and 0.32% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2018. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $38,437 and CIM waived or reimbursed expenses of $38,201.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive the administrative fee through January 31, 2018. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived the administrative fee for the period October 1, 2016 through December 30, 2016. For the six months ended March 31, 2017, CRM was paid administrative fees of $13,370, all of which were waived and CIAS was paid administrative fees of $13,520, all of which were waived.
As of December 31, 2016, the Fund has in effect new distribution plans for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Directors and shareholders of the Fund. Pursuant to the Class A Plan and Class C Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Prior to December 31, 2016, the Fund had in effect a distribution plan for Class A shares and Class C shares which permitted the Fund to pay certain expenses

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 31

associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.50% for Class A and 1.00% for Class C of the Fund’s average daily net assets with respect to such class. The fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $5,471 or 0.25% per annum of Class A’s average daily net assets, of which $2,675 was paid to EVD and $2,796 was paid to CID, and $3,994 or 1.00% per annum of Class C’s average daily net assets, of which $2,170 was paid to EVD and $1,824 was paid to CID.
The Fund was informed that EVD and CID received $2,179 and $915, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $2,140 and $1,220, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $431 and shareholder servicing fees paid to CIS were $295. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Director of the Fund who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $19,658,142 and $18,308,810, respectively.
At March 31, 2017, the Fund, for federal income tax purposes, had the following capital loss carryforwards which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

Capital Loss Carryforwards
NO EXPIRATION DATE
Short-term	($118)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 32

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$5,888,557
Unrealized (depreciation)	(509,335)
Net unrealized appreciation (depreciation)	$5,379,222

Federal income tax cost of investments	$45,617,601
NOTE D — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan was $532,439 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$543,255	$—	$—	$—	$543,255
Amount of recognized liabilities for securities lending transactions					$543,255
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.
For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$16,613	2.01%	$2,660,109	January 2017

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 33

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert U.S. Large Cap Growth Responsible Index Fund, a series of Calvert Responsible Index Series, Inc. (the “Fund”) was held on December 16, 2016 and adjourned to December 23, 2016.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
2,067,852	10,327	10,248	41,139

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
2,067,852	10,327	10,248	41,139

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
2,067,123	11,056	10,248	41,139

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
145,397	1,535	3,375	24,087

Shareholders of Class C shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
15,285	0	0	3,899

34 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Shareholders of Calvert Responsible Index Series, Inc. voted on the following proposal:

1.	To elect Directors of Calvert Responsible Index Series, Inc.:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	35,484,917	883,068
Alice Gresham Bullock	35,637,745	730,240
Cari Dominguez	35,629,678	738,307
Miles D. Harper III	35,486,514	881,471
John G. Guffey, Jr.	35,484,104	883,881
Joy V. Jones	35,636,889	731,096
Anthony A. Williams	27,538,186	8,829,799
John H. Streur	35,484,788	883,197

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 35

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert U.S. Large Cap Growth Responsible Index Fund
At a meeting held on October 14, 2016, the Board of Directors of Calvert Responsible Index Series, Inc. (“CRIS”), and by a separate vote, the Directors who are not “interested persons” of CRIS (the “Independent Directors”), approved a new Investment Advisory Agreement between CRIS and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert U.S. Large Cap Growth Responsible Index Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Directors, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Directors reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Directors met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Directors participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Directors regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Directors considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Directors took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Directors considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Directors also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Directors took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Directors also noted that for certain Calvert Funds, such as the Fund, CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Directors concluded that CRM is qualified to manage the Fund’s assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one-year period ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Directors considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Directors also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Directors further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds. Based upon their review the Directors concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.
In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Directors considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive

36 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Directors considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Directors took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Directors noted that the advisory fee schedule for certain Calvert Funds will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Directors determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Fund, would not be appropriate at this time. The Directors noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Directors also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM’s intention to continue to manage the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Fund’s investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.

calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 37

OFFICERS AND TRUSTEES

Officers of Calvert U.S. Large Cap Growth Responsible Index Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert U.S. Large Cap Growth Responsible Index Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur (3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

38 calvert.com CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24190 3.31.17

Calvert U.S. Large Cap Value Responsible Index Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
33	Special Meeting of Shareholders
35	Board Approval of Investment Advisory Agreement
37	Officers and Directors
38	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Thomas C. Seto of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	12.16%	20.68%	—%	7.28%
Class A with 4.75% Maximum Sales Charge	—	—	6.84	14.96	—	4.38
Class C at NAV	06/19/2015	06/19/2015	11.76	19.80	—	6.49
Class C with 1% Maximum Sales Charge	—	—	10.76	18.80	—	6.49
Class I at NAV	06/19/2015	06/19/2015	12.34	21.09	—	7.63
Class Y at NAV	06/19/2015	06/19/2015	12.26	20.97	—	7.52

Calvert U.S. Large Cap Value Responsible Index	—	—	12.77%	21.65%	—%	8.17%
Russell 1000® Value Index	—	—	10.16	19.22	13.12	7.96

Ticker Symbol			Class A	Class C	Class I	Class Y
			CFJAX	CFJCX	CFJIX	CFJYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			0.86%	7.48%	0.51%	0.79%
Net			0.57	1.32	0.22	0.32

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Financials	25.7%	Apple, Inc.	6.6%
Information Technology	18.9%	Wells Fargo & Co.	2.9%
Consumer Staples	10.6%	Procter & Gamble Co. (The)	2.9%
Health Care	10.2%	Bank of America Corp.	2.7%
Industrials	8.6%	AT&T, Inc.	2.3%
Consumer Discretionary	6.9%	Microsoft Corp.	2.3%
Utilities	6.0%	Pfizer, Inc.	2.2%
Telecommunication Services	4.3%	Johnson & Johnson	2.0%
Energy	4.2%	Citigroup, Inc.	1.9%
Materials	4.0%	General Electric Co.	1.9%
Time Deposit	0.5%	Total	27.7%
Real Estate	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Calvert U.S. Large Cap Value Responsible Index is comprised of large capitalization U.S. stocks with value characteristics that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND’S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.57%	$1,000.00	$1,121.60	$3.01
Hypothetical (5% return per year before expenses)	0.57%	$1,000.00	$1,022.09	$2.87
Class C
Actual	1.32%	$1,000.00	$1,117.60	$6.97
Hypothetical (5% return per year before expenses)	1.32%	$1,000.00	$1,018.35	$6.64
Class I
Actual	0.22%	$1,000.00	$1,123.40	$1.16
Hypothetical (5% return per year before expenses)	0.22%	$1,000.00	$1,023.84	$1.11
Class Y
Actual	0.32%	$1,000.00	$1,122.60	$1.69
Hypothetical (5% return per year before expenses)	0.32%	$1,000.00	$1,023.34	$1.61

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.1%
Aerospace & Defense - 0.2%
Arconic, Inc.	1,554	40,932
B/E Aerospace, Inc.	280	17,951
Hexcel Corp.	546	29,784
Rockwell Collins, Inc.	922	89,582
Spirit AeroSystems Holdings, Inc., Class A	605	35,042
		213,291

Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	448	34,626
Expeditors International of Washington, Inc.	1,263	71,347
		105,973

Airlines - 1.0%
American Airlines Group, Inc.	5,716	241,787
Delta Air Lines, Inc.	4,786	219,965
JetBlue Airways Corp. *	4,934	101,690
Southwest Airlines Co.	3,232	173,752
United Continental Holdings, Inc. *	3,738	264,052
		1,001,246

Auto Components - 0.4%
BorgWarner, Inc.	2,173	90,810
Delphi Automotive plc	2,154	173,375
Gentex Corp.	2,247	47,928
Lear Corp.	362	51,252
Tenneco, Inc.	450	28,089
Visteon Corp. *	442	43,294
		434,748

Automobiles - 0.6%
Ford Motor Co.	44,418	517,025
Harley-Davidson, Inc.	2,022	122,331
		639,356

Banks - 12.6%
Associated Banc-Corp.	2,026	49,434
Bank of America Corp.	119,735	2,824,549
Bank of Hawaii Corp.	357	29,402
Bank of the Ozarks, Inc.	765	39,788
BankUnited, Inc.	1,146	42,757
BB&T Corp.	9,635	430,684
Chemical Financial Corp.	637	32,583
CIT Group, Inc.	2,279	97,837
Citigroup, Inc.	33,123	1,981,418
Citizens Financial Group, Inc.	6,892	238,119

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Comerica, Inc.	1,070	73,381
Commerce Bancshares, Inc.	288	16,174
Cullen/Frost Bankers, Inc.	755	67,172
East West Bancorp, Inc.	1,214	62,655
Fifth Third Bancorp	9,467	240,462
First Citizens BancShares, Inc., Class A	75	25,153
First Hawaiian, Inc.	2,232	66,781
First Republic Bank	1,006	94,373
FNB Corp.	2,834	42,142
Fulton Financial Corp.	551	9,835
Hancock Holding Co.	687	31,293
Home BancShares, Inc.	913	24,715
Huntington Bancshares, Inc.	14,209	190,258
IBERIABANK Corp.	126	9,967
Investors Bancorp, Inc.	4,165	59,893
KeyCorp	13,732	244,155
M&T Bank Corp.	1,928	298,319
MB Financial, Inc.	916	39,223
PacWest Bancorp	1,435	76,428
People's United Financial, Inc.	4,472	81,390
Pinnacle Financial Partners, Inc.	160	10,632
PNC Financial Services Group, Inc. (The)	5,838	701,961
Popular, Inc.	1,398	56,941
PrivateBancorp, Inc.	620	36,809
Prosperity Bancshares, Inc.	936	65,249
Regions Financial Corp.	12,177	176,932
Sterling Bancorp	506	11,992
SVB Financial Group *	208	38,707
Synovus Financial Corp.	1,647	67,560
Texas Capital Bancshares, Inc. *	197	16,440
UMB Financial Corp.	381	28,693
Umpqua Holdings Corp.	2,414	42,824
United Bankshares, Inc. (a)	906	38,278
US Bancorp	18,606	958,209
Webster Financial Corp.	842	42,134
Wells Fargo & Co.	53,736	2,990,946
Wintrust Financial Corp.	476	32,901
Zions Bancorporation	2,044	85,848
		12,923,396
Beverages - 2.2%
Coca-Cola Co. (The)	33,280	1,412,403
Dr Pepper Snapple Group, Inc.	678	66,390
PepsiCo, Inc.	6,873	768,814
		2,247,607

6 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Biotechnology - 1.2%
AbbVie, Inc.	10,205	664,958
Agios Pharmaceuticals, Inc. *(a)	373	21,783
Alnylam Pharmaceuticals, Inc. *	367	18,809
Gilead Sciences, Inc.	6,953	472,248
TESARO, Inc. *(a)	241	37,082
		1,214,880

Building Products - 0.5%
Johnson Controls International plc	11,520	485,222
Owens Corning	255	15,649
USG Corp. *	832	26,458
		527,329

Capital Markets - 3.9%
Affiliated Managers Group, Inc.	73	11,968
Ameriprise Financial, Inc.	1,243	161,192
Bank of New York Mellon Corp. (The)	12,690	599,349
BlackRock, Inc.	486	186,386
Charles Schwab Corp. (The)	5,769	235,433
CME Group, Inc.	2,870	340,956
E*Trade Financial Corp. *	3,717	129,686
Federated Investors, Inc., Class B	2,114	55,683
Franklin Resources, Inc.	3,511	147,954
Interactive Brokers Group, Inc., Class A	1,980	68,746
Intercontinental Exchange, Inc.	3,848	230,380
Invesco Ltd.	4,776	146,289
Janus Capital Group, Inc.	822	10,850
Legg Mason, Inc.	1,180	42,610
LPL Financial Holdings, Inc.	410	16,330
Morgan Stanley	17,168	735,477
Morningstar, Inc.	80	6,288
Nasdaq, Inc.	558	38,753
Northern Trust Corp.	1,802	156,017
Raymond James Financial, Inc.	755	57,576
State Street Corp.	4,367	347,657
Stifel Financial Corp. *	692	34,731
T. Rowe Price Group, Inc.	1,476	100,589
TD Ameritrade Holding Corp.	1,894	73,601
Thomson Reuters Corp.	2,382	102,974
		4,037,475

Chemicals - 1.8%
Air Products & Chemicals, Inc.	3,562	481,903
Axalta Coating Systems Ltd. *	1,514	48,751
International Flavors & Fragrances, Inc.	808	107,084
Mosaic Co. (The)	9,687	282,667

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
PolyOne Corp.	2,216	75,543
PPG Industries, Inc.	2,842	298,637
Praxair, Inc.	4,551	539,749
Sensient Technologies Corp.	752	59,604
		1,893,938

Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. *	328	18,243
Deluxe Corp.	373	26,919
Healthcare Services Group, Inc.	627	27,018
KAR Auction Services, Inc.	915	39,958
Pitney Bowes, Inc.	756	9,911
UniFirst Corp.	79	11,175
Waste Management, Inc.	1,601	116,745
		249,969

Communications Equipment - 1.7%
ARRIS International plc *	710	18,779
Brocade Communications Systems, Inc.	3,233	40,348
Ciena Corp. *	373	8,806
Cisco Systems, Inc.	45,251	1,529,484
EchoStar Corp., Class A *	583	33,202
Juniper Networks, Inc.	2,376	66,124
NetScout Systems, Inc. *	405	15,370
		1,712,113

Construction & Engineering - 0.1%
EMCOR Group, Inc.	235	14,793
Quanta Services, Inc. *	1,275	47,315
Valmont Industries, Inc.	269	41,830
		103,938

Consumer Finance - 2.0%
Ally Financial, Inc.	4,061	82,560
American Express Co.	8,752	692,371
Capital One Financial Corp.	5,943	515,020
Discover Financial Services	4,712	322,254
Navient Corp.	2,049	30,243
OneMain Holdings, Inc. *	590	14,661
SLM Corp. *	6,057	73,290
Synchrony Financial	8,232	282,358
		2,012,757

Containers & Packaging - 1.4%
AptarGroup, Inc.	963	74,141
Avery Dennison Corp.	1,108	89,305
Ball Corp.	2,546	189,066
Bemis Co., Inc.	2,713	132,557
Crown Holdings, Inc. *	2,068	109,501

8 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Graphic Packaging Holding Co.	8,315	107,014
Owens-Illinois, Inc. *	3,817	77,791
Sealed Air Corp.	5,754	250,759
Sonoco Products Co.	2,073	109,703
WestRock Co.	6,415	333,772
		1,473,609

Distributors - 0.1%
Genuine Parts Co.	682	63,023
LKQ Corp. *	1,351	39,544
		102,567

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. *	172	12,468
Graham Holdings Co., Class B	73	43,767
		56,235

Diversified Financial Services - 0.1%
Leucadia National Corp.	2,898	75,348
Voya Financial, Inc.	1,768	67,113
		142,461

Diversified Telecommunication Services - 4.2%
AT&T, Inc.	55,802	2,318,573
CenturyLink, Inc.	4,071	95,953
Level 3 Communications, Inc. *	1,403	80,280
Verizon Communications, Inc.	37,499	1,828,076
		4,322,882

Electric Utilities - 0.6%
Alliant Energy Corp.	6,227	246,651
OGE Energy Corp.	4,654	162,797
Portland General Electric Co.	3,817	169,551
		578,999

Electrical Equipment - 1.2%
AMETEK, Inc.	1,662	89,881
Eaton Corp. plc	5,133	380,612
Emerson Electric Co.	8,336	498,993
EnerSys	359	28,340
Hubbell, Inc.	325	39,016
Regal-Beloit Corp.	960	72,624
Rockwell Automation, Inc.	751	116,938
Sensata Technologies Holding NV *	243	10,612
		1,237,016

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. *	542	39,788
Avnet, Inc.	843	38,576
Belden, Inc.	191	13,215
Corning, Inc.	8,801	237,627
Dolby Laboratories, Inc., Class A	410	21,488
Flex Ltd. *	4,370	73,416
FLIR Systems, Inc.	427	15,492
Jabil Circuit, Inc.	1,839	53,184
Keysight Technologies, Inc. *	957	34,586
National Instruments Corp.	476	15,499
TE Connectivity Ltd.	2,146	159,984
		702,855

Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	22,315	1,334,883
Core Laboratories NV (a)	1,692	195,460
Ensco plc, Class A	17,537	156,956
Frank's International NV	1,142	12,071
National Oilwell Varco, Inc.	19,059	764,075
Oceaneering International, Inc.	5,495	148,805
RPC, Inc.	720	13,183
TechnipFMC plc *	24,702	802,815
US Silica Holdings, Inc.	2,080	99,819
Weatherford International plc *	29,769	197,964
		3,726,031

Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	487	54,666
CVS Health Corp.	6,287	493,529
Kroger Co. (The)	11,963	352,789
PriceSmart, Inc.	131	12,078
Rite Aid Corp. *	8,100	34,425
Sysco Corp.	4,365	226,631
Walgreens Boots Alliance, Inc.	3,636	301,970
Whole Foods Market, Inc.	5,094	151,394
		1,627,482

Food Products - 2.8%
B&G Foods, Inc. (a)	519	20,890
Bunge Ltd.	1,400	110,964
Campbell Soup Co.	833	47,681
Conagra Brands, Inc.	5,843	235,707
Flowers Foods, Inc.	1,690	32,803
General Mills, Inc.	4,250	250,793
Hershey Co. (The)	1,046	114,276
Hormel Foods Corp.	2,286	79,164

10 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Ingredion, Inc.	369	44,439
J. M. Smucker Co. (The)	832	109,059
Kellogg Co.	3,189	231,553
Kraft Heinz Co. (The)	5,124	465,310
Lancaster Colony Corp.	108	13,915
McCormick & Co., Inc.	708	69,065
Mead Johnson Nutrition Co.	1,203	107,163
Mondelez International, Inc., Class A	19,902	857,378
Pinnacle Foods, Inc.	512	29,629
Snyder's-Lance, Inc.	779	31,401
TreeHouse Foods, Inc. *	621	52,574
		2,903,764

Gas Utilities - 1.4%
Atmos Energy Corp.	4,522	357,193
New Jersey Resources Corp.	3,633	143,867
ONE Gas, Inc.	1,717	116,069
Southwest Gas Holdings, Inc.	1,996	165,488
Spire, Inc.	2,118	142,965
UGI Corp.	7,422	366,647
WGL Holdings, Inc.	2,288	188,829
		1,481,058

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	11,978	531,943
Boston Scientific Corp. *	6,153	153,025
Danaher Corp.	4,133	353,495
DENTSPLY SIRONA, Inc.	1,561	97,469
Hill-Rom Holdings, Inc.	372	26,263
NuVasive, Inc. *	267	19,940
ResMed, Inc.	924	66,500
STERIS plc	821	57,027
		1,305,662

Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc. *	907	39,545
AmerisourceBergen Corp.	1,155	102,218
Cardinal Health, Inc.	2,227	181,612
Centene Corp. *	1,076	76,676
DaVita, Inc. *	977	66,407
Envision Healthcare Corp. *	851	52,183
Express Scripts Holding Co. *	2,888	190,348
HCA Holdings, Inc. *	986	87,744
HealthSouth Corp.	796	34,077
McKesson Corp.	1,440	213,494
Patterson Cos., Inc. (a)	508	22,977
Quest Diagnostics, Inc.	518	50,862
		1,118,143

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hotels, Restaurants & Leisure - 0.6%
Aramark	2,983	109,983
Chipotle Mexican Grill, Inc. *	178	79,303
Cracker Barrel Old Country Store, Inc. (a)	73	11,625
Darden Restaurants, Inc.	491	41,082
Dunkin' Brands Group, Inc.	547	29,910
Hilton Worldwide Holdings, Inc.	211	12,335
Hyatt Hotels Corp., Class A *	747	40,323
Marriott International, Inc., Class A	1,037	97,665
Wendy's Co. (The)	1,314	17,883
Wyndham Worldwide Corp.	578	48,720
Yum China Holdings, Inc. *	437	11,886
Yum! Brands, Inc.	1,933	123,519
		624,234

Household Durables - 0.3%
Garmin Ltd.	1,117	57,090
Leggett & Platt, Inc.	398	20,028
Newell Brands, Inc.	2,949	139,104
Tupperware Brands Corp.	571	35,813
Whirlpool Corp.	88	15,077
		267,112

Household Products - 3.7%
Church & Dwight Co., Inc.	1,621	80,839
Clorox Co. (The)	787	106,111
Colgate-Palmolive Co.	4,806	351,751
Kimberly-Clark Corp.	2,360	310,647
Procter & Gamble Co. (The)	32,782	2,945,463
		3,794,811

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp.	24,568	274,670
NRG Energy, Inc.	12,023	224,830
NRG Yield, Inc., Class A	8,012	139,329
		638,829

Industrial Conglomerates - 2.3%
3M Co.	2,069	395,862
General Electric Co.	65,898	1,963,760
		2,359,622

Insurance - 6.7%
Aflac, Inc.	4,810	348,340
Alleghany Corp. *	152	93,428
Allied World Assurance Co. Holdings AG	953	50,604
Allstate Corp. (The)	4,494	366,216

12 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
American Financial Group, Inc.	1,047	99,905
American International Group, Inc.	10,990	686,106
Aon plc	1,363	161,774
Arch Capital Group Ltd. *	1,167	110,597
Arthur J. Gallagher & Co.	838	47,381
Aspen Insurance Holdings Ltd.	635	33,052
Assurant, Inc.	477	45,635
Assured Guaranty Ltd.	1,756	65,165
Axis Capital Holdings Ltd.	726	48,664
Chubb Ltd.	5,483	747,059
Cincinnati Financial Corp.	2,038	147,286
CNO Financial Group, Inc.	1,818	37,269
Everest Re Group Ltd.	264	61,726
First American Financial Corp.	1,192	46,822
Hanover Insurance Group, Inc. (The)	448	40,347
Hartford Financial Services Group, Inc. (The)	4,284	205,932
Lincoln National Corp.	2,208	144,514
Loews Corp.	3,641	170,290
Marsh & McLennan Cos., Inc.	3,297	243,615
Mercury General Corp.	734	44,767
MetLife, Inc.	9,975	526,879
Old Republic International Corp.	4,034	82,616
Primerica, Inc.	290	23,838
Principal Financial Group, Inc.	3,090	195,010
ProAssurance Corp.	533	32,113
Progressive Corp. (The)	7,169	280,881
Prudential Financial, Inc.	5,049	538,627
Reinsurance Group of America, Inc.	578	73,394
RenaissanceRe Holdings Ltd.	653	94,456
RLI Corp.	534	32,051
Torchmark Corp.	1,023	78,812
Travelers Cos., Inc. (The)	3,358	404,773
Unum Group	2,049	96,078
White Mountains Insurance Group Ltd.	37	32,556
Willis Towers Watson plc	1,436	187,958
XL Group Ltd.	3,611	143,934
		6,870,470

Internet Software & Services - 0.6%
eBay, Inc. *	5,317	178,492
IAC/InterActiveCorp *	517	38,113
Yahoo!, Inc. *	7,893	366,314
		582,919

IT Services - 2.0%
Amdocs Ltd.	981	59,831
Booz Allen Hamilton Holding Corp.	936	33,125

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Broadridge Financial Solutions, Inc.	520	35,334
CACI International, Inc., Class A *	163	19,120
Cognizant Technology Solutions Corp., Class A *	1,244	74,043
Computer Sciences Corp.	1,541	106,344
Convergys Corp.	390	8,249
CoreLogic, Inc. *	297	12,094
DST Systems, Inc.	118	14,455
Fidelity National Information Services, Inc.	936	74,524
International Business Machines Corp.	7,601	1,323,638
Leidos Holdings, Inc.	1,735	88,728
Paychex, Inc.	834	49,123
Sabre Corp.	1,981	41,977
Science Applications International Corp.	193	14,359
Teradata Corp. *	1,304	40,580
Western Union Co. (The)	3,994	81,278
WEX, Inc. *	131	13,559
		2,090,361

Leisure Products - 0.2%
Brunswick Corp.	819	50,123
Mattel, Inc.	2,410	61,720
Polaris Industries, Inc. (a)	596	49,945
		161,788

Life Sciences - Tools & Services - 0.2%
Agilent Technologies, Inc.	1,359	71,850
Bio-Rad Laboratories, Inc., Class A *	134	26,712
Bio-Techne Corp.	145	14,739
Bruker Corp.	350	8,165
PAREXEL International Corp. *	218	13,758
VWR Corp. *	889	25,070
		160,294

Machinery - 2.1%
AGCO Corp.	809	48,686
Allison Transmission Holdings, Inc.	1,054	38,007
Colfax Corp. *	1,154	45,306
Crane Co.	459	34,347
Cummins, Inc.	2,075	313,740
Deere & Co.	3,285	357,605
Donaldson Co., Inc.	1,279	58,220
Dover Corp.	1,040	83,564
Flowserve Corp.	1,556	75,341
Fortive Corp.	1,021	61,485
ITT, Inc.	1,024	42,004
Lincoln Electric Holdings, Inc.	453	39,347
Oshkosh Corp.	525	36,010

14 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
PACCAR, Inc.	3,869	259,997
Parker-Hannifin Corp.	965	154,709
Pentair plc	1,546	97,058
Stanley Black & Decker, Inc.	818	108,688
Terex Corp.	1,965	61,701
Timken Co. (The)	1,004	45,381
Toro Co. (The)	438	27,357
Wabtec Corp.	650	50,700
Woodward, Inc.	191	12,973
Xylem, Inc.	1,410	70,810
		2,123,036

Media - 2.7%
AMC Networks, Inc., Class A *	460	26,993
CBS Corp., Class B	1,913	132,686
Cinemark Holdings, Inc.	898	39,817
Comcast Corp., Class A	25,702	966,138
DISH Network Corp., Class A *	2,389	151,678
Interpublic Group of Cos., Inc. (The)	3,236	79,508
John Wiley & Sons, Inc., Class A	469	25,232
Omnicom Group, Inc.	996	85,865
Scripps Networks Interactive, Inc., Class A	821	64,342
Sinclair Broadcast Group, Inc., Class A	648	26,244
Time Warner, Inc.	4,146	405,106
Tribune Media Co., Class A	479	17,852
Viacom, Inc., Class B	4,005	186,713
Walt Disney Co. (The)	4,989	565,703
		2,773,877

Metals & Mining - 0.7%
Compass Minerals International, Inc.	1,375	93,294
Nucor Corp.	4,844	289,284
Reliance Steel & Aluminum Co.	1,830	146,436
Steel Dynamics, Inc.	4,543	157,915
Worthington Industries, Inc.	291	13,121
		700,050

Multi-Utilities - 3.0%
CenterPoint Energy, Inc.	18,224	502,436
CMS Energy Corp.	11,455	512,497
Consolidated Edison, Inc.	12,393	962,440
Sempra Energy	10,249	1,132,514
		3,109,887

Multiline Retail - 0.6%
Kohl's Corp.	1,425	56,729
Macy's, Inc.	4,207	124,695
Nordstrom, Inc. (a)	815	37,955

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Target Corp.	6,519	359,784
		579,163
Oil, Gas & Consumable Fuels - 0.6%
ONEOK, Inc.	10,782	597,754

Paper & Forest Products - 0.0% (b)
Domtar Corp.	1,260	46,015

Personal Products - 0.2%
Coty, Inc., Class A	3,499	63,437
Edgewell Personal Care Co. *	832	60,853
Estee Lauder Cos., Inc. (The), Class A	1,479	125,404
		249,694

Pharmaceuticals - 6.5%
Akorn, Inc. *	669	16,110
Bristol-Myers Squibb Co.	8,895	483,710
Catalent, Inc. *	1,003	28,405
Eli Lilly & Co.	7,115	598,443
Johnson & Johnson	16,657	2,074,629
Medicines Co. (The) *	586	28,656
Merck & Co., Inc.	17,058	1,083,865
Perrigo Co. plc	1,680	111,535
Pfizer, Inc.	64,824	2,217,629
Prestige Brands Holdings, Inc. *	288	16,001
		6,658,983

Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	109	11,765
Manpowergroup, Inc.	797	81,748
Nielsen Holdings plc	1,776	73,367
Robert Half International, Inc.	1,352	66,018
		232,898

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	2,155	74,973
Realogy Holdings Corp.	389	11,588
		86,561

Road & Rail - 0.4%
AMERCO	87	33,164
Avis Budget Group, Inc. *	466	13,784
Genesee & Wyoming, Inc., Class A *	494	33,523
Kansas City Southern	853	73,153
Norfolk Southern Corp.	1,719	192,477
Ryder System, Inc.	621	46,848
		392,949

16 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	1,215	99,569
Cree, Inc. *	582	15,557
Cypress Semiconductor Corp. (a)	2,199	30,258
First Solar, Inc. *(a)	466	12,629
Intel Corp.	42,973	1,550,036
Marvell Technology Group Ltd.	1,240	18,922
Maxim Integrated Products, Inc.	1,834	82,457
Micron Technology, Inc. *	6,131	177,186
ON Semiconductor Corp. *	3,803	58,908
Qorvo, Inc. *	358	24,544
QUALCOMM, Inc.	12,832	735,787
Teradyne, Inc.	1,255	39,031
Xilinx, Inc.	1,492	86,372
		2,931,256

Software - 3.3%
Autodesk, Inc. *	474	40,987
CA, Inc.	2,047	64,931
Microsoft Corp.	35,194	2,317,877
Oracle Corp.	16,474	734,905
PTC, Inc. *	373	19,601
Symantec Corp.	5,474	167,942
Synopsys, Inc. *	710	51,212
		3,397,455

Specialty Retail - 1.0%
Advance Auto Parts, Inc.	75	11,120
American Eagle Outfitters, Inc.	1,898	26,629
AutoNation, Inc. *	1,107	46,815
Bed Bath & Beyond, Inc.	2,134	84,208
Best Buy Co., Inc.	2,595	127,544
CarMax, Inc. *	729	43,171
CST Brands, Inc.	984	47,321
Foot Locker, Inc.	826	61,793
GameStop Corp., Class A	1,349	30,420
Gap, Inc. (The)	1,550	37,649
Lowe's Cos., Inc.	3,066	252,056
Penske Automotive Group, Inc.	487	22,796
Signet Jewelers Ltd.	1,068	73,980
Staples, Inc.	8,653	75,887
Tiffany & Co.	962	91,679
Williams-Sonoma, Inc.	643	34,478
		1,067,546

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	47,378	6,806,324
Hewlett Packard Enterprise Co.	14,626	346,636
HP, Inc.	16,002	286,116
NetApp, Inc.	1,924	80,519
Seagate Technology plc	2,677	122,955
Western Digital Corp.	2,693	222,253
Xerox Corp.	4,945	36,296
		7,901,099

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	2,605	107,665
Hanesbrands, Inc. (a)	3,525	73,179
PVH Corp.	584	60,427
Skechers U.S.A., Inc., Class A *	1,003	27,532
VF Corp.	2,195	120,659
		389,462

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. *	3,611	36,579
New York Community Bancorp, Inc.	4,073	56,900
Radian Group, Inc.	2,888	51,869
TFS Financial Corp.	2,008	33,373
Washington Federal, Inc.	1,820	60,242
		238,963

Trading Companies & Distributors - 0.2%
Air Lease Corp.	1,361	52,739
Fastenal Co.	947	48,771
MSC Industrial Direct Co., Inc., Class A	409	42,029
Univar, Inc. *	643	19,714
W.W. Grainger, Inc.	115	26,767
WESCO International, Inc. *	765	53,206
		243,226

Water Utilities - 0.3%
American Water Works Co., Inc.	2,747	213,634
Aqua America, Inc.	3,649	117,315
		330,949

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	1,890	50,104
United States Cellular Corp. *	563	21,017
		71,121

Total Common Stocks (Cost $88,850,315)		101,769,164

18 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	476,710	476,710

Total Time Deposit (Cost $476,710)		476,710

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	502,077	502,077

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $502,077)		502,077

TOTAL INVESTMENTS (Cost $89,829,102) - 100.1%		102,747,951
Other assets and liabilities, net - (0.1%)		(70,030)
NET ASSETS - 100.0%		102,677,921

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $493,225 as of March 31, 2017.
(b) Amount is less than 0.05%

See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $89,829,102) - see accompanying schedule	$102,747,951
Cash	199
Receivable for Fund shares sold	375,676
Dividends and interest receivable	109,886
Securities lending income receivable	313
Directors' deferred compensation plan	43,900
Receivable from affiliate	22,073
Total assets	103,299,998

LIABILITIES
Collateral for securities loaned	502,077
Payable for Fund shares redeemed	25,215
Payable to affiliates:
Investment advisory fee	12,647
Distribution Plan expenses	6,363
Directors' fees and expenses	4,001
Directors' deferred compensation plan	43,900
Accrued expenses and other liabilities	27,874
Total liabilities	622,077
NET ASSETS	$102,677,921

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$84,218,726
Accumulated undistributed net investment income	530,784
Accumulated net realized gain (loss)	5,009,562
Net unrealized appreciation (depreciation)	12,918,849
NET ASSETS	$102,677,921

NET ASSET VALUE PER SHARE
Class A (based on net assets of $30,741,792 and 1,389,920 shares outstanding)	$22.12
Class C (based on net assets of $808,458 and 36,820 shares outstanding)	$21.96
Class I (based on net assets of $62,001,109 and 2,796,435 shares outstanding)	$22.17
Class Y (based on net assets of $9,126,562 and 411,912 shares outstanding)	$22.16

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$23.22
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

20 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $671)	$1,369,874
Securities lending income	2,386
Interest income	864
Total investment income	1,373,124

Expenses:
Investment advisory fee	79,760
Administrative fees	63,808
Transfer agency fees and expenses:
Class A	6,882
Class C	1,103
Class I	1,664
Class Y	5,392
Distribution Plan expenses:
Class A	30,749
Class C	3,054
Directors' fees and expenses	9,613
Accounting fees	17,819
Custodian fees	28,234
Professional fees	13,648
Registration fees:
Class A	6,514
Class C	5,742
Class I	7,157
Class Y	7,959
Reports to shareholders	2,439
Miscellaneous	15,257
Total expenses	306,794
Reimbursement from Adviser:
Class A	(13,197)
Class C	(6,864)
Class I	(41,606)
Class Y	(12,919)
Administrative fees waived	(63,808)
Net expenses	168,400
NET INVESTMENT INCOME (LOSS)	1,204,724

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	5,570,925

Net change in unrealized appreciation (depreciation)	5,917,228

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,488,153

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,692,877
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$1,204,724	$1,863,122
Net realized gain (loss)	5,570,925	(272,686)
Net change in unrealized appreciation (depreciation)	5,917,228	7,678,523

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,692,877	9,268,959

Distributions to shareholders from:
Net investment income:
Class A shares	(411,874)	(25,821)
Class C shares	(7,433)	(403)
Class I shares	(1,611,803)	(363,525)
Class Y shares	(123,770)	(8,192)
Net realized gain:
Class A shares	(63,107)	(209)
Class C shares	(1,357)	(5)
Class I shares	(208,717)	(2,858)
Class Y shares	(16,171)	(56)
Total distributions	(2,444,232)	(401,069)

Capital share transactions:
Shares sold:
Class A shares	11,851,569	17,705,674
Class C shares	488,316	289,407
Class I shares	18,510,804	66,186,407
Class Y shares	6,498,351	12,077,228
Reinvestment of distributions:
Class A shares	459,370	24,675
Class C shares	8,404	408
Class I shares	1,815,332	366,383
Class Y shares	138,442	8,248
Shares redeemed:
Class A shares	(6,215,986)	(1,952,687)
Class C shares	(118,477)	(34,401)
Class I shares	(32,386,594)	(6,466,987)
Class Y shares	(12,286,135)	(301,806)
Total capital share transactions	(11,236,604)	87,902,549

TOTAL INCREASE (DECREASE) IN NET ASSETS	(987,959)	96,770,439
See notes to financial statements.

22 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Beginning of period	$103,665,880	$6,895,441
End of period (including accumulated undistributed net investment income of $530,784 and $1,480,940, respectively)	$102,677,921	$103,665,880

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	546,043	1,012,606
Class C shares	23,112	15,089
Class I shares	864,758	3,539,395
Class Y shares	304,936	630,963
Reinvestment of distributions:
Class A shares	21,348	1,313
Class C shares	393	22
Class I shares	84,223	19,468
Class Y shares	6,427	439
Shares redeemed:
Class A shares	(287,598)	(102,515)
Class C shares	(5,493)	(1,726)
Class I shares	(1,488,718)	(342,661)
Class Y shares	(577,536)	(15,343)
Total capital share activity	(508,105)	4,757,050
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

CLASS A SHARES	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30, 2016 (a)	Period Ended September 30, 2015 (a) (b)
Net asset value, beginning	$20.10	$17.85	$20.00
Income from investment operations:
Net investment income	0.21	0.38	0.09
Net realized and unrealized gain (loss)	2.23	1.98	(2.24)
Total from investment operations	2.44	2.36	(2.15)
Distributions from:
Net investment income	(0.36)	(0.11)	—
Net realized gain	(0.06)	—(c)	—
Total distributions	(0.42)	(0.11)	—
Total increase (decrease) in net asset value	2.02	2.25	(2.15)
Net asset value, ending	$22.12	$20.10	$17.85
Total return (d)	12.16%	13.24%	(10.75%)
Ratios to average net assets: (e)
Net investment income	2.00%(f)	2.04%	1.79%(f)
Total expenses	0.80%(f)	0.85%	7.30%(f)
Net expenses	0.57%(f)	0.57%	0.57%(f)
Portfolio turnover	38%	53%	3%
Net assets, ending (in thousands)	$30,742	$22,309	$3,547

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

24 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

CLASS C SHARES	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30, 2016 (a)	Period Ended September 30, 2015 (a) (b)
Net asset value, beginning	$19.95	$17.81	$20.00
Income from investment operations:
Net investment income	0.13	0.24	0.05
Net realized and unrealized gain (loss)	2.21	1.96	(2.24)
Total from investment operations	2.34	2.20	(2.19)
Distributions from:
Net investment income	(0.27)	(0.06)	—
Net realized gain	(0.06)	—(c)	—
Total distributions	(0.33)	(0.06)	—
Total increase (decrease) in net asset value	2.01	2.14	(2.19)
Net asset value, ending	$21.96	$19.95	$17.81
Total return (d)	11.76%	12.41%	(10.95%)
Ratios to average net assets: (e)
Net investment income	1.23%(f)	1.26%	0.99%(f)
Total expenses	3.69%(f)	7.46%	76.12%(f)
Net expenses	1.32%(f)	1.32%	1.32%(f)
Portfolio turnover	38%	53%	3%
Net assets, ending (in thousands)	$808	$375	$97

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

CLASS I SHARES	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30, 2016 (a)	Period Ended September 30, 2015 (a) (b)
Net asset value, beginning	$20.18	$17.87	$20.00
Income from investment operations:
Net investment income	0.25	0.45	0.11
Net realized and unrealized gain (loss)	2.23	1.97	(2.24)
Total from investment operations	2.48	2.42	(2.13)
Distributions from:
Net investment income	(0.43)	(0.11)	—
Net realized gain	(0.06)	—(c)	—
Total distributions	(0.49)	(0.11)	—
Total increase (decrease) in net asset value	1.99	2.31	(2.13)
Net asset value, ending	$22.17	$20.18	$17.87
Total return (d)	12.34%	13.60%	(10.65%)
Ratios to average net assets: (e)
Net investment income	2.34%(f)	2.38%	2.09%(f)
Total expenses	0.46%(f)	0.47%	6.88%(f)
Net expenses	0.22%(f)	0.22%	0.22%(f)
Portfolio turnover	38%	53%	3%
Net assets, ending (in thousands)	$62,001	$67,315	$2,144

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

26 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

CLASS Y SHARES	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30, 2016 (a)	Period Ended September 30, 2015 (a) (b)
Net asset value, beginning	$20.16	$17.86	$20.00
Income from investment operations:
Net investment income	0.26	0.42	0.11
Net realized and unrealized gain (loss)	2.20	1.99	(2.25)
Total from investment operations	2.46	2.41	(2.14)
Distributions from:
Net investment income	(0.40)	(0.11)	—
Net realized gain	(0.06)	—(c)	—
Total distributions	(0.46)	(0.11)	—
Total increase (decrease) in net asset value	2.00	2.30	(2.14)
Net asset value, ending	$22.16	$20.16	$17.86
Total return (d)	12.26%	13.53%	(10.70%)
Ratios to average net assets: (e)
Net investment income	2.41%(f)	2.17%	2.00%(f)
Total expenses	0.70%(f)	0.78%	11.25%(f)
Net expenses	0.32%(f)	0.32%	0.32%(f)
Portfolio turnover	38%	53%	3%
Net assets, ending (in thousands)	$9,127	$13,667	$1,108

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From June 19, 2015 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 27

NOTES TO FINANCIAL STATEMENTS
NOTE A - SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Responsible Index Series, Inc. (the “Corporation”) was organized as a Maryland corporation on April 7, 2000, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates five (5) separate series, or mutual funds, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert U.S. Large Cap Value Responsible Index Fund (the “Fund”). The Corporation is authorized to issue two billion shares of common stock, $0.01 par value per share, of which 250 million shares have been allocated to the Fund.
The investment objective of the Fund, which is diversified, is to seek to track the performance of the Calvert U.S. Large Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75%. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $100,000. The $100,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the “Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stocks for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$101,769,164	$—	$—	$101,769,164
Time Deposit	—	476,710	—	476,710
Short Term Investment of Cash Collateral For Securities Loaned	502,077	—	—	502,077
TOTAL	$102,271,241	$476,710	$—	$102,747,951

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

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Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment adviser services to the Fund. For its services, CIM received a fee at the same annual rate as the Fund’s investment advisory agreement with CRM. For the six months ended March 31, 2017, the investment advisory fee amounted to $79,760, of which $39,479 was paid to CRM and $40,281 was paid to CIM.
CRM (CIM for the period October 1, 2016 through December 30, 2016) has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.57%, 1.32%, 0.22% and 0.32% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2018. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $44,872 and CIM waived or reimbursed expenses of $29,714.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive the administrative fee through January 31, 2018. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived the administrative fee for the period October 1, 2016 through December 30, 2016. For the six months ended March 31, 2017, CRM was paid administrative fees of $31,583, all of which were waived and CIAS was paid administrative fees of $32,225, all of which were waived.
As of December 31, 2016, the Fund has in effect new distribution plans for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Directors and shareholders of the Fund. Pursuant to the Class A Plan and Class C Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Prior to December 31, 2016, the Fund had in effect a distribution plan for Class A shares and Class C shares which permitted the Fund to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.50% for Class A and 1.00% for

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Class C of the Fund’s average daily net assets with respect to such class. The fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $30,749 or 0.25% per annum of Class A’s average daily net assets, of which $16,160 was paid to EVD and $14,589 was paid to CID, and $3,054 or 1.00% per annum of Class C’s average daily net assets, of which $1,887 was paid to EVD and $1,167 was paid to CID.
The Fund was informed that EVD and CID received $4,573 and $2,712, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $614 and $1,219, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $659 and shareholder servicing fees paid to CIS were $356. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Director of the Fund who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $39,244,853 and $51,927,052, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$13,591,561
Unrealized (depreciation)	(1,201,379)
Net unrealized appreciation (depreciation)	$12,390,182

Federal income tax cost of investments	$90,357,769
NOTE D — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of

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collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan was $493,225 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017:

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$502,077	$—	$—	$—	$502,077
Amount of recognized liabilities for securities lending transactions					$502,077
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E - LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.
For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$61,057	2.03%	$10,013,973	January 2017
NOTE F — CAPITAL SHARES
At March 31, 2017, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund owned in the aggregate 37.3% of the value of the outstanding shares of the Fund.

32 calvert.com CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert U.S. Large Cap Value Responsible Index Fund, a series of Calvert Responsible Index Series, Inc. (the “Fund”) was held on December 16, 2016 and adjourned to December 23, 2016.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
4,079,316	10,718	69,689	505,698

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
4,078,728	11,305	69,689	505,699

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
4,079,889	11,305	68,528	505,699

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
631,234	2,290	7,299	46,686

Shareholders of Class C shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
10,749	0	0	2,130

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Shareholders of Calvert Responsible Index Series, Inc. voted on the following proposal:

1.	To elect Directors of Calvert Responsible Index Series, Inc.:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	35,484,917	883,068
Alice Gresham Bullock	35,637,745	730,240
Cari Dominguez	35,629,678	738,307
Miles D. Harper III	35,486,514	881,471
John G. Guffey, Jr.	35,484,104	883,881
Joy V. Jones	35,636,889	731,096
Anthony A. Williams	27,538,186	8,829,799
John H. Streur	35,484,788	883,197

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert U.S. Large Cap Value Responsible Index Fund
At a meeting held on October 14, 2016, the Board of Directors of Calvert Responsible Index Series, Inc. (“CRIS”), and by a separate vote, the Directors who are not “interested persons” of CRIS (the “Independent Directors”), approved a new Investment Advisory Agreement between CRIS and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert U.S. Large Cap Value Responsible Index Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Directors, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Directors reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Directors met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Directors participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Directors regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Directors considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Directors took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Directors considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Directors also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Directors took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Directors also noted that for certain Calvert Funds, such as the Fund, CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Directors concluded that CRM is qualified to manage the Fund’s assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one-year period ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Directors considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Directors also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Directors further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds. Based upon their review the Directors concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.
In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Directors considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive

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compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Directors considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Directors took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Directors noted that the advisory fee schedule for certain Calvert Funds will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Directors determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Fund, would not be appropriate at this time. The Directors noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Directors also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM’s intention to continue to manage the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Fund’s investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.

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OFFICERS AND TRUSTEES

Officers of Calvert U.S. Large Cap Value Responsible Index Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert U.S. Large Cap Value Responsible Index Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur (3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

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IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling

1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24192 3.31.17

Calvert U.S. Mid Cap Core Responsible Index Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

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Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
35	Special Meeting of Shareholders
37	Board Approval of Investment Advisory Agreement
39	Officers and Directors
40	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Thomas C. Seto of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	11.18%	19.80%	—%	12.68%
Class A with 4.75% Maximum Sales Charge	—	—	5.89	14.13	—	8.87
Class C at NAV	10/30/2015	10/30/2015	10.80	18.96	—	11.87
Class C with 1% Maximum Sales Charge	—	—	9.80	17.96	—	11.87
Class I at NAV	10/30/2015	10/30/2015	11.38	20.30	—	13.09
Class Y at NAV	10/30/2015	10/30/2015	11.33	20.13	—	12.97

Calvert U.S. Mid Cap Core Responsible Index	—	—	11.58%	20.67%	—%	13.60%
Russell Midcap® Index	—	—	8.52	17.03	13.08	11.53

Ticker Symbol			Class A	Class C	Class I	Class Y
			CMJAX	CMJCX	CMJIX	CMJYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			3.22%	17.57%	2.74%	3.95%
Net			0.57	1.32	0.22	0.32

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Information Technology	17.4%	National Oilwell Varco, Inc.	1.3%
Consumer Discretionary	14.9%	TechnipFMC plc	1.3%
Industrials	14.7%	Consolidated Edison, Inc.	1.0%
Financials	14.3%	ONEOK, Inc.	1.0%
Health Care	11.9%	Cheniere Energy, Inc.	0.9%
Energy	6.4%	Nucor Corp.	0.8%
Utilities	6.3%	Analog Devices, Inc.	0.7%
Materials	6.1%	American Water Works Co., Inc.	0.6%
Consumer Staples	5.3%	Weatherford International plc	0.6%
Time Deposit	1.5%	Micron Technology, Inc.	0.6%
Telecommunication Services	0.8%	Total	8.8%
Real Estate	0.4%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Calvert U.S. Mid Cap Core Responsible Index is comprised of mid capitalization U.S. stocks that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND’S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.58%	$1,000.00	$1,111.80	$3.05
Hypothetical (5% return per year before expenses)	0.58%	$1,000.00	$1,022.04	$2.92
Class C
Actual	1.33%	$1,000.00	$1,108.00	$6.99
Hypothetical (5% return per year before expenses)	1.33%	$1,000.00	$1,018.30	$6.69
Class I
Actual	0.22%	$1,000.00	$1,113.80	$1.16
Hypothetical (5% return per year before expenses)	0.22%	$1,000.00	$1,023.84	$1.11
Class Y
Actual	0.33%	$1,000.00	$1,113.30	$1.74
Hypothetical (5% return per year before expenses)	0.33%	$1,000.00	$1,023.29	$1.66

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.4%
Aerospace & Defense - 1.1%
Arconic, Inc.	2,294	60,424
B/E Aerospace, Inc.	498	31,927
HEICO Corp.	236	20,579
Hexcel Corp.	441	24,057
Rockwell Collins, Inc.	566	54,993
Spirit AeroSystems Holdings, Inc., Class A	545	31,566
TransDigm Group, Inc.	226	49,756
		273,302

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	672	51,939
Expeditors International of Washington, Inc.	820	46,322
XPO Logistics, Inc. *	452	21,646
		119,907

Airlines - 1.1%
Alaska Air Group, Inc.	555	51,182
American Airlines Group, Inc.	2,420	102,366
JetBlue Airways Corp. *	1,556	32,069
United Continental Holdings, Inc. *	1,327	93,740
		279,357

Auto Components - 1.1%
BorgWarner, Inc.	1,073	44,840
Delphi Automotive plc	1,412	113,652
Gentex Corp.	1,496	31,910
Lear Corp.	362	51,252
Tenneco, Inc.	260	16,229
Visteon Corp. *	200	19,590
		277,473

Automobiles - 0.3%
Harley-Davidson, Inc.	953	57,657
Thor Industries, Inc.	265	25,474
		83,131

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Banks - 5.4%
Associated Banc-Corp.	545	13,298
Bank of Hawaii Corp.	225	18,531
Bank of the Ozarks, Inc.	456	23,717
BankUnited, Inc.	504	18,804
BOK Financial Corp. (a)	74	5,792
Chemical Financial Corp.	281	14,373
CIT Group, Inc.	838	35,975
Citizens Financial Group, Inc.	2,087	72,106
Comerica, Inc.	698	47,869
Commerce Bancshares, Inc.	466	26,171
Cullen/Frost Bankers, Inc.	270	24,022
East West Bancorp, Inc.	585	30,192
Fifth Third Bancorp	3,185	80,899
First Citizens BancShares, Inc., Class A	29	9,726
First Hawaiian, Inc.	531	15,887
First Horizon National Corp.	886	16,391
First Republic Bank	652	61,164
FNB Corp.	764	11,361
Fulton Financial Corp.	885	15,797
Hancock Holding Co.	369	16,808
Home BancShares, Inc.	449	12,154
Huntington Bancshares, Inc.	4,374	58,568
IBERIABANK Corp.	207	16,374
Investors Bancorp, Inc.	1,474	21,196
KeyCorp	4,556	81,006
M&T Bank Corp.	669	103,514
MB Financial, Inc.	246	10,534
PacWest Bancorp	540	28,760
People's United Financial, Inc.	1,435	26,117
Pinnacle Financial Partners, Inc.	170	11,296
Popular, Inc.	373	15,192
PrivateBancorp, Inc.	303	17,989
Prosperity Bancshares, Inc.	262	18,264
Regions Financial Corp.	5,018	72,912
Signature Bank *	211	31,310
Sterling Bancorp	614	14,552
SVB Financial Group *	223	41,498
Synovus Financial Corp.	540	22,151
Texas Capital Bancshares, Inc. *	228	19,027
UMB Financial Corp.	216	16,267
Umpqua Holdings Corp.	1,115	19,780
United Bankshares, Inc. (a)	244	10,309
Webster Financial Corp.	351	17,564
Western Alliance Bancorp *	434	21,305
Wintrust Financial Corp.	216	14,930
Zions Bancorporation	815	34,230
		1,315,682

6 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Beverages - 0.4%
Dr Pepper Snapple Group, Inc.	961	94,101

Biotechnology - 2.2%
ACADIA Pharmaceuticals, Inc. *	511	17,568
Agios Pharmaceuticals, Inc. *(a)	137	8,001
Alkermes plc *	794	46,449
Alnylam Pharmaceuticals, Inc. *	544	27,880
BioMarin Pharmaceutical, Inc. *	864	75,842
Incyte Corp. *	857	114,555
Intercept Pharmaceuticals, Inc. *(a)	114	12,893
Ionis Pharmaceuticals, Inc. *	538	21,628
Seattle Genetics, Inc. *	473	29,733
TESARO, Inc. *(a)	147	22,619
United Therapeutics Corp. *	221	29,919
Vertex Pharmaceuticals, Inc. *	1,212	132,532
		539,619

Building Products - 0.8%
A.O. Smith Corp.	776	39,700
Allegion plc	460	34,822
Lennox International, Inc.	186	31,118
Masco Corp.	1,552	52,753
Owens Corning	548	33,631
USG Corp. *	348	11,066
		203,090

Capital Markets - 3.4%
Affiliated Managers Group, Inc.	235	38,526
Ameriprise Financial, Inc.	665	86,237
CBOE Holdings, Inc.	367	29,753
E*Trade Financial Corp. *	1,174	40,961
Evercore Partners, Inc., Class A	211	16,437
Federated Investors, Inc., Class B	344	9,061
Interactive Brokers Group, Inc., Class A	1,740	60,413
Invesco Ltd.	1,736	53,174
Janus Capital Group, Inc.	437	5,768
Legg Mason, Inc.	327	11,808
LPL Financial Holdings, Inc.	310	12,347
MarketAxess Holdings, Inc.	167	31,311
Moody's Corp.	702	78,652
Morningstar, Inc.	129	10,139
MSCI, Inc.	404	39,265
Nasdaq, Inc.	492	34,169
Northern Trust Corp.	898	77,749
Raymond James Financial, Inc.	542	41,333
SEI Investments Co.	598	30,163
Stifel Financial Corp. *	287	14,404
T. Rowe Price Group, Inc.	987	67,264
TD Ameritrade Holding Corp.	1,038	40,337
		829,271

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Chemicals - 1.4%
Axalta Coating Systems Ltd. *	2,034	65,495
International Flavors & Fragrances, Inc.	793	105,096
Mosaic Co. (The)	3,524	102,830
PolyOne Corp.	872	29,727
Sensient Technologies Corp.	441	34,954
		338,102

Commercial Services & Supplies - 0.9%
Cintas Corp.	392	49,604
Clean Harbors, Inc. *	201	11,180
Copart, Inc. *	500	30,965
Deluxe Corp.	227	16,382
Healthcare Services Group, Inc.	394	16,977
KAR Auction Services, Inc.	683	29,827
Pitney Bowes, Inc.	1,691	22,169
Rollins, Inc.	556	20,644
UniFirst Corp.	78	11,033
		208,781

Communications Equipment - 1.4%
Arista Networks, Inc. *	197	26,057
ARRIS International plc *	768	20,314
Brocade Communications Systems, Inc.	2,327	29,041
Ciena Corp. *	525	12,395
CommScope Holding Co., Inc. *	974	40,625
EchoStar Corp., Class A *	378	21,527
F5 Networks, Inc. *	298	42,486
Finisar Corp. *	511	13,971
Juniper Networks, Inc.	1,669	46,448
Motorola Solutions, Inc.	762	65,700
NetScout Systems, Inc. *	349	13,245
ViaSat, Inc. *	271	17,295
		349,104

Construction & Engineering - 0.3%
Dycom Industries, Inc. *	120	11,154
EMCOR Group, Inc.	319	20,081
Quanta Services, Inc. *	717	26,608
Valmont Industries, Inc.	96	14,928
		72,771

Consumer Finance - 0.4%
Ally Financial, Inc.	2,018	41,026
Credit Acceptance Corp. *(a)	44	8,774
Navient Corp.	1,152	17,004
OneMain Holdings, Inc. *	552	13,717
SLM Corp. *	1,618	19,578
		100,099

8 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Containers & Packaging - 3.1%
AptarGroup, Inc.	619	47,657
Avery Dennison Corp.	902	72,701
Ball Corp.	1,754	130,252
Bemis Co., Inc.	1,075	52,525
Berry Plastics Group, Inc. *	1,212	58,867
Crown Holdings, Inc. *	1,442	76,354
Graphic Packaging Holding Co.	2,653	34,144
Owens-Illinois, Inc. *	1,648	33,586
Sealed Air Corp.	1,826	79,577
Sonoco Products Co.	983	52,020
WestRock Co.	2,436	126,745
		764,428

Distributors - 0.5%
Genuine Parts Co.	799	73,836
LKQ Corp. *	1,665	48,734
		122,570

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. *	234	16,963
Graham Holdings Co., Class B	27	16,188
ServiceMaster Global Holdings, Inc. *	744	31,062
		64,213

Diversified Financial Services - 0.3%
Leucadia National Corp.	1,393	36,218
Voya Financial, Inc.	844	32,038
		68,256

Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	1,898	44,736
Level 3 Communications, Inc. *	1,170	66,947
Zayo Group Holdings, Inc. *	978	32,176
		143,859

Electric Utilities - 0.9%
Alliant Energy Corp.	2,462	97,520
OGE Energy Corp.	2,369	82,868
Portland General Electric Co.	1,003	44,553
		224,941

Electrical Equipment - 1.1%
Acuity Brands, Inc.	183	37,332
AMETEK, Inc.	1,094	59,164
EnerSys	165	13,025
Hubbell, Inc.	248	29,772
Regal-Beloit Corp.	170	12,860
Rockwell Automation, Inc.	592	92,180
Sensata Technologies Holding NV *	762	33,277
		277,610

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Electronic Equipment & Instruments - 1.8%
Amphenol Corp., Class A	1,510	107,467
Arrow Electronics, Inc. *	428	31,419
Avnet, Inc.	590	26,998
Belden, Inc.	178	12,316
Coherent, Inc. *	100	20,564
Dolby Laboratories, Inc., Class A	440	23,060
Flex Ltd. *	2,350	39,480
FLIR Systems, Inc.	556	20,172
IPG Photonics Corp. *	181	21,847
Jabil Circuit, Inc.	889	25,710
Keysight Technologies, Inc. *	799	28,876
Littelfuse, Inc.	93	14,872
National Instruments Corp.	551	17,940
Trimble, Inc. *	1,105	35,371
Universal Display Corp.	221	19,028
		445,120

Energy Equipment & Services - 4.4%
Core Laboratories NV (a)	952	109,975
Ensco plc, Class A	7,040	63,008
National Oilwell Varco, Inc.	8,011	321,161
Oceaneering International, Inc.	1,760	47,661
RPC, Inc. (a)	1,131	20,709
TechnipFMC plc *	9,496	308,620
US Silica Holdings, Inc.	1,485	71,265
Weatherford International plc *	22,062	146,712
		1,089,111

Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	213	23,910
PriceSmart, Inc.	101	9,312
Rite Aid Corp. *	4,169	17,718
Sprouts Farmers Market, Inc. *(a)	1,052	24,322
Whole Foods Market, Inc.	1,671	49,662
		124,924

Food Products - 3.5%
B&G Foods, Inc. (a)	293	11,793
Blue Buffalo Pet Products, Inc. *	513	11,799
Bunge Ltd.	713	56,512
Campbell Soup Co.	926	53,004
Conagra Brands, Inc.	2,143	86,449
Flowers Foods, Inc.	1,076	20,885
Hain Celestial Group, Inc. (The) *	470	17,484
Hershey Co. (The)	1,010	110,343
Hormel Foods Corp.	1,367	47,339
Ingredion, Inc.	375	45,161
J. M. Smucker Co. (The)	614	80,483
Lancaster Colony Corp.	86	11,080
McCormick & Co., Inc.	672	65,554

10 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mead Johnson Nutrition Co.	982	87,477
Pinnacle Foods, Inc.	612	35,416
Post Holdings, Inc. *	349	30,545
Snyder's-Lance, Inc.	499	20,115
TreeHouse Foods, Inc. *	313	26,499
WhiteWave Foods Co. (The) *	903	50,703
		868,641

Gas Utilities - 1.6%
Atmos Energy Corp.	1,187	93,761
New Jersey Resources Corp.	967	38,293
ONE Gas, Inc.	593	40,087
Southwest Gas Holdings, Inc.	532	44,108
Spire, Inc.	524	35,370
UGI Corp.	1,870	92,378
WGL Holdings, Inc.	545	44,979
		388,976

Health Care Equipment & Supplies - 3.1%
ABIOMED, Inc. *	180	22,536
Alere, Inc. *	679	26,977
Align Technology, Inc. *	355	40,722
Cantel Medical Corp.	151	12,095
Cooper Cos., Inc. (The)	234	46,774
DENTSPLY SIRONA, Inc.	1,120	69,933
DexCom, Inc. *	438	37,112
Edwards Lifesciences Corp. *	1,070	100,655
Hill-Rom Holdings, Inc.	340	24,004
Hologic, Inc. *	1,344	57,187
IDEXX Laboratories, Inc. *	434	67,101
Masimo Corp. *	227	21,170
NuVasive, Inc. *	278	20,761
ResMed, Inc.	777	55,921
STERIS plc	440	30,562
Teleflex, Inc.	244	47,270
Varian Medical Systems, Inc. *	474	43,195
West Pharmaceutical Services, Inc.	365	29,788
		753,763

Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. *	558	24,329
AmerisourceBergen Corp.	841	74,429
Centene Corp. *	863	61,497
DaVita, Inc. *	799	54,308
Envision Healthcare Corp. *	601	36,853
HealthSouth Corp.	482	20,634
Henry Schein, Inc. *	403	68,498
Laboratory Corporation of America Holdings *	500	71,735
Mednax, Inc. *	481	33,372
Molina Healthcare, Inc. *	155	7,068
Patterson Cos., Inc. (a)	378	17,097

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Premier, Inc., Class A *	663	21,103
Quest Diagnostics, Inc.	672	65,984
VCA, Inc. *	398	36,417
WellCare Health Plans, Inc. *	215	30,145
		623,469

Health Care Technology - 0.6%
athenahealth, Inc. *(a)	168	18,932
Cerner Corp. *	1,509	88,805
Medidata Solutions, Inc. *	252	14,538
Veeva Systems, Inc., Class A *	665	34,101
		156,376

Hotels, Restaurants & Leisure - 3.2%
Aramark	1,203	44,355
Brinker International, Inc. (a)	229	10,067
Buffalo Wild Wings, Inc. *	80	12,220
Chipotle Mexican Grill, Inc. *	156	69,501
Choice Hotels International, Inc.	158	9,891
Cracker Barrel Old Country Store, Inc. (a)	135	21,499
Darden Restaurants, Inc.	638	53,382
Domino's Pizza, Inc.	266	49,024
Dunkin' Brands Group, Inc.	512	27,996
Hilton Worldwide Holdings, Inc.	1,014	59,278
Hyatt Hotels Corp., Class A *	716	38,650
Jack in the Box, Inc.	157	15,970
Norwegian Cruise Line Holdings Ltd. *	991	50,273
Panera Bread Co., Class A *(a)	122	31,948
Royal Caribbean Cruises Ltd.	869	85,258
Six Flags Entertainment Corp.	474	28,198
Texas Roadhouse, Inc.	329	14,650
Vail Resorts, Inc.	186	35,693
Wendy's Co. (The)	1,018	13,855
Wyndham Worldwide Corp.	578	48,720
Yum China Holdings, Inc. *	2,050	55,760
		776,188

Household Durables - 1.5%
Garmin Ltd.	569	29,082
Helen of Troy Ltd. *	124	11,681
Leggett & Platt, Inc.	743	37,388
Mohawk Industries, Inc. *	327	75,043
Newell Brands, Inc.	2,675	126,180
Tempur Sealy International, Inc. *(a)	214	9,942
Tupperware Brands Corp.	308	19,318
Whirlpool Corp.	398	68,189
		376,823

12 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Household Products - 0.6%
Church & Dwight Co., Inc.	1,343	66,975
Clorox Co. (The)	666	89,797
		156,772

Independent Power and Renewable Electricity Producers - 0.8%
AES Corp.	7,352	82,196
NRG Energy, Inc.	3,460	64,702
NRG Yield, Inc., Class A	2,144	37,284
		184,182

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	313	33,306
Roper Technologies, Inc.	465	96,018
		129,324

Insurance - 4.5%
Alleghany Corp. *	66	40,568
Allied World Assurance Co. Holdings AG	396	21,028
American Financial Group, Inc.	301	28,721
Amtrust Financial Services, Inc. (a)	918	16,946
Arch Capital Group Ltd. *	590	55,914
Arthur J. Gallagher & Co.	702	39,691
Aspen Insurance Holdings Ltd.	210	10,931
Assurant, Inc.	213	20,378
Assured Guaranty Ltd.	524	19,446
Axis Capital Holdings Ltd.	386	25,874
Cincinnati Financial Corp.	676	48,855
CNO Financial Group, Inc.	616	12,628
Erie Indemnity Co., Class A	88	10,798
Everest Re Group Ltd.	99	23,147
First American Financial Corp.	414	16,262
Hanover Insurance Group, Inc. (The)	151	13,599
Hartford Financial Services Group, Inc. (The)	1,594	76,624
Lincoln National Corp.	967	63,290
Loews Corp.	1,194	55,843
Mercury General Corp.	76	4,635
Old Republic International Corp.	1,079	22,098
Primerica, Inc.	170	13,974
Principal Financial Group, Inc.	1,131	71,377
ProAssurance Corp.	190	11,447
Progressive Corp. (The)	2,443	95,717
Reinsurance Group of America, Inc.	276	35,046
RenaissanceRe Holdings Ltd.	185	26,760
RLI Corp.	140	8,403
Torchmark Corp.	552	42,526
Unum Group	935	43,842
White Mountains Insurance Group Ltd.	15	13,198
Willis Towers Watson plc	543	71,073
XL Group Ltd.	1,106	44,085
		1,104,724

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Internet & Direct Marketing Retail - 0.2%
TripAdvisor, Inc. *	555	23,954
Wayfair, Inc., Class A *(a)	362	14,657
		38,611

Internet Software & Services - 1.1%
Akamai Technologies, Inc. *	800	47,760
CoStar Group, Inc. *	156	32,326
GrubHub, Inc. *(a)	337	11,084
IAC/InterActiveCorp *	368	27,129
j2 Global, Inc.	211	17,705
Pandora Media, Inc. *	1,718	20,289
Twitter, Inc. *	2,565	38,347
VeriSign, Inc. *	406	35,367
Yelp, Inc. *	277	9,072
Zillow Group, Inc., Class A *	724	24,478
		263,557

IT Services - 3.8%
Alliance Data Systems Corp.	265	65,985
Amdocs Ltd.	698	42,571
Black Knight Financial Services, Inc., Class A *(a)	286	10,954
Booz Allen Hamilton Holding Corp.	708	25,056
Broadridge Financial Solutions, Inc.	514	34,926
CACI International, Inc., Class A *	93	10,909
Computer Sciences Corp.	601	41,475
CoreLogic, Inc. *	432	17,591
CSRA, Inc.	597	17,486
DST Systems, Inc.	157	19,232
EPAM Systems, Inc. *	169	12,763
Euronet Worldwide, Inc. *	226	19,328
First Data Corp., Class A *	2,255	34,952
Fiserv, Inc. *	965	111,274
Gartner, Inc. *	384	41,468
Genpact Ltd.	535	13,247
Jack Henry & Associates, Inc.	366	34,075
Leidos Holdings, Inc.	664	33,957
MAXIMUS, Inc.	287	17,851
Paychex, Inc.	1,469	86,524
Sabre Corp.	825	17,482
Science Applications International Corp.	219	16,294
Square, Inc., Class A *	1,270	21,946
Teradata Corp. *	652	20,290
Total System Services, Inc.	719	38,438
Vantiv, Inc., Class A *	865	55,464
Western Union Co. (The)	2,247	45,726
WEX, Inc. *	195	20,182
		927,446

14 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Leisure Products - 0.6%
Brunswick Corp.	481	29,437
Hasbro, Inc.	579	57,796
Mattel, Inc.	1,586	40,617
Polaris Industries, Inc. (a)	317	26,565
		154,415

Life Sciences - Tools & Services - 2.2%
Agilent Technologies, Inc.	1,577	83,376
Bio-Rad Laboratories, Inc., Class A *	128	25,516
Bio-Techne Corp.	200	20,330
Bruker Corp.	495	11,548
Charles River Laboratories International, Inc. *	260	23,387
Illumina, Inc. *	718	122,519
Mettler-Toledo International, Inc. *	127	60,822
PAREXEL International Corp. *	299	18,870
PerkinElmer, Inc.	533	30,946
PRA Health Sciences, Inc. *	201	13,111
Quintiles IMS Holdings, Inc. *	798	64,263
VWR Corp. *	356	10,039
Waters Corp. *	403	62,993
		547,720

Machinery - 5.2%
AGCO Corp.	284	17,091
Allison Transmission Holdings, Inc.	820	29,569
Colfax Corp. *	417	16,372
Crane Co.	239	17,884
Cummins, Inc.	705	106,596
Donaldson Co., Inc.	663	30,180
Dover Corp.	724	58,174
Flowserve Corp.	646	31,279
Fortive Corp.	1,364	82,140
Graco, Inc.	280	26,359
IDEX Corp.	367	34,318
Ingersoll-Rand plc	1,238	100,674
ITT, Inc.	463	18,992
Lincoln Electric Holdings, Inc.	300	26,058
Middleby Corp. (The) *	256	34,931
Nordson Corp.	259	31,816
Oshkosh Corp.	311	21,332
PACCAR, Inc.	1,635	109,872
Parker-Hannifin Corp.	682	109,338
Pentair plc	792	49,722
Snap-on, Inc.	265	44,698
Stanley Black & Decker, Inc.	684	90,883
Terex Corp.	566	17,772
Timken Co. (The)	269	12,159
Toro Co. (The)	501	31,293
WABCO Holdings, Inc. *	258	30,294
Wabtec Corp.	413	32,214

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Woodward, Inc.	211	14,331
Xylem, Inc.	801	40,226
		1,266,567

Media - 2.3%
AMC Networks, Inc., Class A *	312	18,308
Cable One, Inc.	21	13,114
Cinemark Holdings, Inc.	588	26,072
Interpublic Group of Cos., Inc. (The)	2,148	52,776
John Wiley & Sons, Inc., Class A	238	12,804
Liberty Broadband Corp., Class A *	902	76,751
Madison Square Garden Co. (The), Class A *	125	24,964
Omnicom Group, Inc.	1,259	108,538
Scripps Networks Interactive, Inc., Class A	607	47,571
Sinclair Broadcast Group, Inc., Class A	493	19,967
Sirius XM Holdings, Inc. (a)	8,274	42,611
Tribune Media Co., Class A	370	13,790
Viacom, Inc., Class B	2,148	100,140
		557,406

Metals & Mining - 1.5%
Compass Minerals International, Inc.	366	24,833
Nucor Corp.	3,121	186,386
Reliance Steel & Aluminum Co.	721	57,695
Steel Dynamics, Inc.	2,401	83,459
Worthington Industries, Inc.	413	18,622
		370,995

Multi-Utilities - 2.1%
CenterPoint Energy, Inc.	4,677	128,945
CMS Energy Corp.	3,040	136,010
Consolidated Edison, Inc.	3,325	258,219
		523,174

Multiline Retail - 0.9%
Dollar Tree, Inc. *	1,247	97,840
J.C. Penney Co., Inc. *	1,279	7,879
Kohl's Corp.	1,181	47,015
Macy's, Inc.	1,380	40,903
Nordstrom, Inc. (a)	539	25,101
		218,738

Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy Partners LP Holdings LLC	1,067	26,056
Cheniere Energy, Inc. *	4,847	229,118
ONEOK, Inc.	4,271	236,784
		491,958

16 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Paper & Forest Products - 0.1%
Domtar Corp.	650	23,738

Personal Products - 0.3%
Coty, Inc., Class A	2,530	45,869
Edgewell Personal Care Co. *	273	19,967
		65,836

Pharmaceuticals - 1.2%
Akorn, Inc. *	965	23,237
Catalent, Inc. *	685	19,399
Jazz Pharmaceuticals plc *	299	43,394
Medicines Co. (The) *	385	18,826
Perrigo Co. plc	668	44,349
Prestige Brands Holdings, Inc. *	221	12,279
Zoetis, Inc.	2,414	128,835
		290,319

Professional Services - 1.1%
Dun & Bradstreet Corp. (The)	151	16,299
Equifax, Inc.	542	74,113
Manpowergroup, Inc.	309	31,694
Nielsen Holdings plc	1,281	52,918
Robert Half International, Inc.	636	31,056
TransUnion *	451	17,296
Verisk Analytics, Inc. *	713	57,853
		281,229

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A *	1,286	44,740
Howard Hughes Corp. (The) *	164	19,229
Jones Lang LaSalle, Inc.	236	26,302
Realogy Holdings Corp.	382	11,380
		101,651

Road & Rail - 0.8%
AMERCO	33	12,579
Avis Budget Group, Inc. *	359	10,619
Genesee & Wyoming, Inc., Class A *	251	17,033
JB Hunt Transport Services, Inc.	424	38,898
Kansas City Southern	469	40,222
Landstar System, Inc.	219	18,757
Old Dominion Freight Line, Inc.	319	27,297
Ryder System, Inc.	273	20,595
		186,000

Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. *	3,514	51,129
Analog Devices, Inc.	2,179	178,568
Cavium, Inc. *	320	22,931

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Cirrus Logic, Inc. *	266	16,143
Cree, Inc. *	621	16,599
Cypress Semiconductor Corp. (a)	1,585	21,809
Integrated Device Technology, Inc. *	716	16,948
KLA-Tencor Corp.	696	66,169
Lam Research Corp.	722	92,676
Marvell Technology Group Ltd.	2,087	31,848
Maxim Integrated Products, Inc.	1,303	58,583
Microchip Technology, Inc.	990	73,042
Micron Technology, Inc. *	4,945	142,910
ON Semiconductor Corp. *	1,963	30,407
Qorvo, Inc. *	594	40,725
Skyworks Solutions, Inc.	849	83,185
Teradyne, Inc.	978	30,416
Xilinx, Inc.	1,158	67,037
		1,041,125

Software - 4.1%
ANSYS, Inc. *	392	41,893
Aspen Technology, Inc. *	317	18,678
Autodesk, Inc. *	867	74,970
Blackbaud, Inc.	220	16,867
CA, Inc.	1,431	45,391
CDK Global, Inc.	652	42,387
Citrix Systems, Inc. *	685	57,122
Electronic Arts, Inc. *	1,413	126,492
Fair Isaac Corp.	154	19,858
Fortinet, Inc. *	621	23,815
Guidewire Software, Inc. *	288	16,223
Manhattan Associates, Inc. *	362	18,842
Nuance Communications, Inc. *	1,263	21,863
PTC, Inc. *	556	29,218
Red Hat, Inc. *	783	67,730
ServiceNow, Inc. *	673	58,867
Splunk, Inc. *	627	39,056
Symantec Corp.	2,761	84,707
Synopsys, Inc. *	662	47,750
Take-Two Interactive Software, Inc. *	354	20,982
Tyler Technologies, Inc. *	159	24,575
Ultimate Software Group, Inc. (The) *(a)	140	27,329
Workday, Inc., Class A *	840	69,955
		994,570

Specialty Retail - 2.9%
Advance Auto Parts, Inc.	397	58,859
American Eagle Outfitters, Inc.	1,018	14,283
AutoNation, Inc. *	345	14,590
Bed Bath & Beyond, Inc.	716	28,253
Best Buy Co., Inc.	1,467	72,103
Burlington Stores, Inc. *	385	37,457
CarMax, Inc. *	1,024	60,641

18 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
CST Brands, Inc.	349	16,784
Foot Locker, Inc.	678	50,721
GameStop Corp., Class A	461	10,396
Gap, Inc. (The)	1,176	28,565
Michaels Cos., Inc. (The) *	1,270	28,435
Penske Automotive Group, Inc.	167	7,817
Sally Beauty Holdings, Inc. *	384	7,849
Signet Jewelers Ltd.	297	20,573
Staples, Inc.	4,499	39,456
Tiffany & Co.	550	52,415
Tractor Supply Co.	612	42,210
Ulta Salon, Cosmetics & Fragrance, Inc. *	304	86,710
Williams-Sonoma, Inc.	570	30,563
		708,680

Technology Hardware, Storage & Peripherals - 1.0%
NetApp, Inc.	1,275	53,359
Seagate Technology plc	1,297	59,571
Western Digital Corp.	1,267	104,565
Xerox Corp.	3,894	28,582
		246,077

Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	378	33,944
Coach, Inc.	1,445	59,722
Columbia Sportswear Co.	208	12,220
Hanesbrands, Inc. (a)	1,650	34,254
lululemon athletica, Inc. *	665	34,494
Michael Kors Holdings Ltd. *	643	24,505
PVH Corp.	409	42,319
Skechers U.S.A., Inc., Class A *	1,024	28,109
		269,567

Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. *	1,319	13,361
New York Community Bancorp, Inc.	2,539	35,470
Radian Group, Inc.	780	14,009
TFS Financial Corp.	212	3,523
Washington Federal, Inc.	437	14,465
		80,828

Trading Companies & Distributors - 1.2%
Air Lease Corp.	487	18,871
Fastenal Co.	1,351	69,576
HD Supply Holdings, Inc. *	942	38,740
MSC Industrial Direct Co., Inc., Class A	271	27,848
United Rentals, Inc. *	404	50,520
Univar, Inc. *	451	13,828
W.W. Grainger, Inc.	247	57,492
WESCO International, Inc. *	160	11,128
		288,003

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 19

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	364	29,331

Water Utilities - 0.9%
American Water Works Co., Inc.	1,938	150,718
Aqua America, Inc.	1,988	63,914
		214,632

Wireless Telecommunication Services - 0.2%
Sprint Corp. *(a)	2,892	25,102
Telephone & Data Systems, Inc.	676	17,921
		43,023

Total Common Stocks (Cost $22,197,069)		24,153,256

RIGHTS - 0.0% (b)
Biotechnology - 0.0% (b)
Dyax Corp. CVR *	151	167

Total Rights (Cost $167)		167

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	361,729	361,729

Total Time Deposit (Cost $361,729)		361,729

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	537,344	537,344

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $537,344)		537,344

TOTAL INVESTMENTS (Cost $23,096,309) - 102.1%		25,052,496
Other assets and liabilities, net - (2.1%)		(517,801)
NET ASSETS - 100.0%		24,534,695

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $526,683 as of March 31, 2017.
(b) Amount is less than 0.05%.

Abbreviations:
CVR:	Contingent Value Rights
See notes to financial statements

20 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $23,096,309) - see accompanying schedule	$25,052,496
Cash	84
Receivable for Fund shares sold	95,098
Dividends and interest receivable	18,210
Securities lending income receivable	329
Directors' deferred compensation plan	3,694
Receivable from affiliate	19,462
Total assets	25,189,373

LIABILITIES
Payable for securities purchased	54,999
Collateral for securities loaned	537,344
Payable for Fund shares redeemed	1,525
Payable to affiliates:
Investment advisory fee	2,845
Distribution Plan expenses	1,656
Directors' fees and expenses	414
Directors' deferred compensation plan	3,694
Accrued expenses and other liabilities	52,201
Total liabilities	654,678
NET ASSETS	$24,534,695

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$21,868,904
Accumulated undistributed net investment income	53,602
Accumulated net realized gain (loss)	656,002
Net unrealized appreciation (depreciation)	1,956,187
NET ASSETS	$24,534,695

NET ASSET VALUE PER SHARE
Class A (based on net assets of $6,010,817 and 259,063 shares outstanding)	$23.20
Class C (based on net assets of $512,617 and 22,233 shares outstanding)	$23.06
Class I (based on net assets of $10,338,212 and 444,174 shares outstanding)	$23.28
Class Y (based on net assets of $7,673,049 and 331,342 shares outstanding)	$23.16

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$24.36
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $139)	$164,861
Securities lending income	1,973
Interest income	508
Total investment income	167,342

Expenses:
Investment advisory fee	14,098
Administrative fees	11,278
Transfer agency fees and expenses:
Class A	3,874
Class C	1,504
Class I	1,132
Class Y	4,049
Distribution Plan expenses:
Class A	7,383
Class C	2,025
Directors' fees and expenses	1,633
Accounting fees	7,781
Custodian fees	66,896
Professional fees	13,030
Registration fees:
Class A	9,733
Class C	9,430
Class I	9,965
Class Y	9,594
Reports to shareholders	872
Miscellaneous	10,033
Total expenses	184,310
Reimbursement from Adviser:
Class A	(40,353)
Class C	(12,685)
Class I	(36,487)
Class Y	(46,053)
Administrative fees waived	(11,278)
Net expenses	37,454
NET INVESTMENT INCOME (LOSS)	129,888

See notes to financial statements

22 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	745,099

Net change in unrealized appreciation (depreciation)	1,113,177

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,858,276

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,988,164

See notes to financial statements

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	PERIOD ENDED SEPTEMBER 30, 2016(a)
Operations:
Net investment income (loss)	$129,888	$122,566
Net realized gain (loss)	745,099	121,504
Net change in unrealized appreciation (depreciation)	1,113,177	843,010

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,988,164	1,087,080

Distributions to shareholders from:
Net investment income:
Class A shares	(45,214)	(5,576)
Class C shares	(1,752)	(164)
Class I shares	(41,532)	(7,271)
Class Y shares	(94,169)	(3,174)
Net realized gain:
Class A shares	(68,772)	—
Class C shares	(4,314)	—
Class I shares	(55,130)	—
Class Y shares	(82,385)	—
Total distributions	(393,268)	(16,185)

Capital share transactions:
Shares sold:
Class A shares	2,399,975	6,222,322
Class C shares	334,487	265,418
Class I shares	7,799,546	5,090,248
Class Y shares	2,790,356	5,757,428
Reinvestment of distributions:
Class A shares	110,513	5,576
Class C shares	6,066	164
Class I shares	96,662	7,271
Class Y shares	176,424	3,174
Shares redeemed:
Class A shares	(2,464,802)	(1,181,648)
Class C shares	(125,544)	(17,292)
Class I shares	(2,730,268)	(825,811)
Class Y shares	(1,809,997)	(41,364)
Total capital share transactions	6,583,418	15,285,486

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,178,314	16,356,381

See notes to financial statements

24 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	PERIOD ENDED SEPTEMBER 30, 2016(a)
Beginning of period	$16,356,381	$—
End of period (including accumulated undistributed net investment income of $53,602 and $106,381, respectively)	$24,534,695	$16,356,381

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	106,462	322,416
Class C shares	15,159	13,175
Class I shares	335,469	264,246
Class Y shares	128,059	277,213
Reinvestment of distributions:
Class A shares	4,970	284
Class C shares	274	8
Class I shares	4,336	371
Class Y shares	7,945	162
Shares redeemed:
Class A shares	(108,449)	(66,620)
Class C shares	(5,561)	(822)
Class I shares	(120,483)	(39,765)
Class Y shares	(80,084)	(1,953)
Total capital share activity	288,097	768,715

(a) From October 30, 2015 inception.
See notes to financial statements

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS A SHARES
Net asset value, beginning	$21.25	$20.00
Income from investment operations:
Net investment income	0.13	0.23
Net realized and unrealized gain (loss)	2.23	1.08
Total from investment operations	2.36	1.31
Distributions from:
Net investment income	(0.16)	(0.06)
Net realized gain	(0.25)	—
Total distributions	(0.41)	(0.06)
Total increase (decrease) in net asset value	1.95	1.25
Net asset value, ending	$23.20	$21.25
Total return (c)	11.18%	6.55%
Ratios to average net assets: (d)
Net investment income	1.19%(e)	1.26%(e)
Total expenses	2.06%(e)	3.20%(e)
Net expenses	0.58%(e)	0.57%(e)
Portfolio turnover	44%	42%
Net assets, ending (in thousands)	$6,011	$5,442

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

26 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS C SHARES
Net asset value, beginning	$21.13	$20.00
Income from investment operations:
Net investment income	0.04	0.09
Net realized and unrealized gain (loss)	2.23	1.07
Total from investment operations	2.27	1.16
Distributions from:
Net investment income	(0.09)	(0.03)
Net realized gain	(0.25)	—
Total distributions	(0.34)	(0.03)
Total increase (decrease) in net asset value	1.93	1.13
Net asset value, ending	$23.06	$21.13
Total return (c)	10.80%	5.82%
Ratios to average net assets: (d)
Net investment income	0.40%(e)	0.52%(e)
Total expenses	7.71%(e)	17.55%(e)
Net expenses	1.33%(e)	1.32%(e)
Portfolio turnover	44%	42%
Net assets, ending (in thousands)	$513	$261

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 27

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS I SHARES
Net asset value, beginning	$21.31	$20.00
Income from investment operations:
Net investment income	0.17	0.29
Net realized and unrealized gain (loss)	2.24	1.09
Total from investment operations	2.41	1.38
Distributions from:
Net investment income	(0.19)	(0.07)
Net realized gain	(0.25)	—
Total distributions	(0.44)	(0.07)
Total increase (decrease) in net asset value	1.97	1.31
Net asset value, ending	$23.28	$21.31
Total return (c)	11.38%	6.91%
Ratios to average net assets: (d)
Net investment income	1.56%(e)	1.62%(e)
Total expenses	1.73%(e)	2.72%(e)
Net expenses	0.22%(e)	0.22%(e)
Portfolio turnover	44%	42%
Net assets, ending (in thousands)	$10,338	$4,791

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

28 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS Y SHARES
Net asset value, beginning	$21.29	$20.00
Income from investment operations:
Net investment income	0.16	0.29
Net realized and unrealized gain (loss)	2.23	1.06
Total from investment operations	2.39	1.35
Distributions from:
Net investment income	(0.27)	(0.06)
Net realized gain	(0.25)	—
Total distributions	(0.52)	(0.06)
Total increase (decrease) in net asset value	1.87	1.29
Net asset value, ending	$23.16	$21.29
Total return (c)	11.33%	6.79%
Ratios to average net assets: (d)
Net investment income	1.46%(e)	1.59%(e)
Total expenses	1.73%(e)	3.93%(e)
Net expenses	0.33%(e)	0.32%(e)
Portfolio turnover	44%	42%
Net assets, ending (in thousands)	$7,673	$5,863

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 29

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Responsible Index Series, Inc. (the “Corporation”) was organized as a Maryland corporation on April 7, 2000, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates five (5) separate series, or mutual funds, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert U.S. Mid Cap Core Responsible Index Fund (the “Fund”). The Corporation is authorized to issue two billion shares of common stock, $0.01 par value per share, of which 250 million shares have been allocated to the Fund.
The investment objective of the Fund, which is diversified, is to seek to track the performance of the Calvert U.S. Mid Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75%. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $100,000. The $100,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the “Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stocks and rights for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks*	$24,153,256	$—	$—	$24,153,256
Rights	—	167	—	167
Time Deposit	—	361,729	—	361,729
Short Term Investment of Cash Collateral For Securities Loaned	537,344	—	—	537,344
TOTAL	$24,690,600	$361,896	$—	$25,052,496

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 31

of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the same annual rate as the Fund’s investment advisory agreement with CRM. For the six months ended March 31, 2017, the investment advisory fee amounted to $14,098, of which $7,462 was paid to CRM and $6,636 was paid to CIM.
CRM (CIM for the period October 1, 2016 through December 30, 2016) has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.57%, 1.32%, 0.22% and 0.32% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2018. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $63,924 and CIM waived or reimbursed expenses of $71,654.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive the administrative fee through January 31, 2018. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived the administrative fee for the period October 1, 2016 through December 30, 2016. For the six months ended March 31, 2017, CRM was paid administrative fees of 5,970, all of which were waived and CIAS was paid administrative fees of $5,308, all of which were waived.
The Fund adopted a new distribution plan for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Directors and became effective as of December 31, 2016 or shortly thereafter upon approval by the shareholders of the respective class. Pursuant to the Class A Plan and Class C Plan, the Fund pays a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per

32 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Pursuant to the Fund’s former distribution plans for Class A shares and Class C shares, the Fund was permitted to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.50% for Class A and 1.00% for Class C of the Fund’s average daily net assets with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter. Prior to December 31, 2016, the fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $7,383 or 0.25% per annum of Class A’s average daily net assets, of which $3,767 was paid to EVD and $3,616 was paid to CID, and $2,025 or 1.00% per annum of Class C’s average daily net assets, of which $1,198 was paid to EVD and $827 was paid to CID.
The Fund was informed that EVD and CID received $2,179 and $863, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $1,920 and $1,518, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $421 and shareholder servicing fees paid to CIS were $230. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Director of the Fund who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $14,721,933 and $8,630,467, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$2,173,403
Unrealized (depreciation)	(303,910)
Net unrealized appreciation (depreciation)	$1,869,493

Federal income tax cost of investments	$23,183,003

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 33

NOTE D — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan was $526,683 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017.

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$537,344	$—	$—	$—	$537,344
Amount of recognized liabilities for securities lending transactions					$537,344
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.
For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$23,034	2.02%	$2,101,463	February 2017
NOTE F — CAPITAL SHARES
At March 31, 2017, Calvert Moderate Allocation Fund owned 15.5% of the value of the outstanding shares of the Fund.

34 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert U.S. Mid Cap Core Responsible Index Fund, a series of Calvert Responsible Index Series, Inc. (the “Fund”) was held on December 16, 2016 and adjourned to December 23, 2016, December 28, 2016 and January 6, 2017.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
404,549	975	1,882	167,081

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
404,549	975	1,882	167,081

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
404,446	1,077	1,882	167,082

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
167,832	748	1,645	49,532

Shareholders of Class C shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
8,754	0	237	2,483

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 35

Shareholders of Calvert Responsible Index Series, Inc. voted on the following proposal:

1.	To elect Directors of Calvert Responsible Index Series, Inc.:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	35,484,917	883,068
Alice Gresham Bullock	35,637,745	730,240
Cari Dominguez	35,629,678	738,307
Miles D. Harper III	35,486,514	881,471
John G. Guffey, Jr.	35,484,104	883,881
Joy V. Jones	35,636,889	731,096
Anthony A. Williams	27,538,186	8,829,799
John H. Streur	35,484,788	883,197

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

36 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert U.S. Mid Cap Core Responsible Index Fund
At a meeting held on October 14, 2016, the Board of Directors of Calvert Responsible Index Series, Inc. (“CRIS”), and by a separate vote, the Directors who are not “interested persons” of CRIS (the “Independent Directors”), approved a new Investment Advisory Agreement between CRIS and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert U.S. Mid Cap Core Responsible Index Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Directors, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Directors reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Directors met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Directors participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Directors regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Directors considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Directors took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Directors considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Directors also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Directors took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Directors also noted that for certain Calvert Funds, such as the Fund, CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Directors concluded that CRM is qualified to manage the Fund’s assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.
In considering the Fund’s proposed fees and estimated expenses, the Directors considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Directors also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Directors further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds. Based upon their review the Directors concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.
In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Directors considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 37

the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Directors considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Directors took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Directors noted that the advisory fee schedule for certain Calvert Funds will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Directors determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Fund, would not be appropriate at this time. The Directors noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Directors also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM’s intention to continue to manage the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b)†CRM is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Fund’s investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.

38 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND TRUSTEES

Officers of Calvert U.S. Mid Cap Core Responsible Index Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert U.S. Mid Cap Core Responsible Index Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur (3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 39

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

40 calvert.com CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24194 3.31.17

Calvert Developed Markets Ex-U.S. Responsible Index Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
36	Special Meeting of Shareholders
38	Board Approval of Investment Advisory Agreement
40	Officers and Directors
41	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Thomas C. Seto of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	5.47%	10.09%	—%	4.01%
Class A with 4.75% Maximum Sales Charge	—	—	0.46	4.85	—	0.50
Class C at NAV	10/30/2015	10/30/2015	5.06	9.29	—	3.25
Class C with 1% Maximum Sales Charge	—	—	4.06	8.29	—	3.25
Class I at NAV	10/30/2015	10/30/2015	5.72	10.51	—	4.41
Class Y at NAV	10/30/2015	10/30/2015	5.63	10.36	—	4.30

Calvert Developed Markets Ex-U.S. Responsible Index	—	—	6.12%	10.89%	—%	4.02%
MSCI World ex USA Index	—	—	6.42	11.93	5.38	4.23

Ticker Symbol			Class A	Class C	Class I	Class Y
			CDHAX	CDHCX	CDHIX	CDHYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			5.57%	20.71%	4.85%	5.67%
Net			0.63	1.38	0.28	0.38

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST STOCK HOLDINGS (% of net assets)

Financials	23.2%	Nestle SA	2.2%
Industrials	13.9%	Unilever plc	1.7%
Consumer Discretionary	12.0%	Roche Holding AG	1.4%
Consumer Staples	10.2%	Novartis AG	1.2%
Health Care	10.0%	Toyota Motor Corp.	1.2%
Information Technology	9.8%	Taiwan Semiconductor Manufacturing Co. Ltd.	1.1%
Materials	8.0%	Commonwealth Bank of Australia	1.0%
Telecommunication Services	4.9%	Royal Bank of Canada	0.9%
Utilities	3.1%	Sanofi SA	0.8%
Energy	2.0%	Toronto-Dominion Bank (The)	0.8%
Real Estate	1.9%	Total	12.3%
Time Deposit	1.0%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Calvert Developed Markets Ex-U.S. Responsible Index is comprised of stocks in developed markets outside of the U.S. that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. MSCI World ex USA Index is an unmanaged index of equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.62%	$1,000.00	$1,054.70	$3.18
Hypothetical (5% return per year before expenses)	0.62%	$1,000.00	$1,021.84	$3.13
Class C
Actual	1.37%	$1,000.00	$1,050.60	$7.00
Hypothetical (5% return per year before expenses)	1.37%	$1,000.00	$1,018.10	$6.89
Class I
Actual	0.27%	$1,000.00	$1,057.20	$1.38
Hypothetical (5% return per year before expenses)	0.27%	$1,000.00	$1,023.58	$1.36
Class Y
Actual	0.37%	$1,000.00	$1,056.30	$1.90
Hypothetical (5% return per year before expenses)	0.37%	$1,000.00	$1,023.09	$1.87

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.2%
Australia - 5.1%
AMP Ltd.	5,411	21,406
ASX Ltd.	445	17,161
Australia & New Zealand Banking Group Ltd.	4,745	115,212
Brambles Ltd.	3,350	23,924
Coca-Cola Amatil Ltd.	886	7,325
Cochlear Ltd.	66	6,818
Commonwealth Bank of Australia	2,785	182,626
Computershare Ltd.	1,321	14,187
CSL Ltd.	717	68,650
Insurance Australia Group Ltd.	4,449	20,557
Medibank Pvt Ltd.	3,293	7,093
National Australia Bank Ltd.	4,664	118,756
Qantas Airways Ltd.	2,557	7,599
QBE Insurance Group Ltd.	2,367	23,303
Ramsay Health Care Ltd.	144	7,687
REA Group Ltd.	221	10,022
Sonic Healthcare Ltd.	479	8,092
Suncorp Group Ltd.	2,248	22,686
Telstra Corp. Ltd.	13,745	48,910
Westpac Banking Corp. (a)	5,425	145,023
Woolworths Ltd.	2,718	55,029
		932,066

Austria - 0.2%
Andritz AG	84	4,201
Erste Group Bank AG	530	17,258
Raiffeisen Bank International AG *	102	2,300
Voestalpine AG	221	8,692
		32,451

Belgium - 1.0%
Ageas	680	26,554
bpost SA	308	7,226
Colruyt SA	296	14,537
KBC Groep NV	771	51,112
Proximus	275	8,618
Sofina SA	37	5,126
Telenet Group Holding NV *	121	7,193
UCB SA	340	26,373
Umicore SA	523	29,784
		176,523

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Canada - 8.2%
Alimentation Couche-Tard, Inc., Class B	1,178	53,220
Bank of Montreal	1,037	77,456
Bank of Nova Scotia (The)	1,950	114,081
BCE, Inc.	1,304	57,735
Canadian Imperial Bank of Commerce	666	57,428
Canadian National Railway Co.	1,643	121,275
Canadian Pacific Railway Ltd.	316	46,419
Canadian Tire Corp. Ltd., Class A	152	18,057
CGI Group, Inc., Class A *	350	16,770
CI Financial Corp.	321	6,380
Dollarama, Inc.	228	18,895
Emera, Inc.	869	30,699
Fairfax Financial Holdings Ltd.	18	8,192
Fortis, Inc.	1,863	61,738
George Weston Ltd.	78	6,806
Gildan Activewear, Inc.	289	7,808
IGM Financial, Inc.	356	10,617
Intact Financial Corp.	328	23,328
Inter Pipeline Ltd.	2,650	55,856
Loblaw Cos. Ltd.	473	25,666
Magna International, Inc.	653	28,183
Metro, Inc.	396	12,164
National Bank of Canada	567	23,808
Pembina Pipeline Corp.	2,753	87,236
Potash Corp. of Saskatchewan, Inc.	2,645	45,189
Power Corp. of Canada	723	16,984
Power Financial Corp.	284	7,511
Restaurant Brands International, Inc.	414	23,076
Rogers Communications, Inc., Class B	453	20,030
Royal Bank of Canada	2,392	174,276
Saputo, Inc.	359	12,388
Shaw Communications, Inc., Class B	883	18,306
Sun Life Financial, Inc.	961	35,091
TELUS Corp.	1,192	38,695
Toronto-Dominion Bank (The)	2,999	150,215
		1,511,578

Denmark - 1.4%
Chr Hansen Holding A/S	283	18,154
Coloplast A/S, Class B	207	16,166
Danske Bank A/S	994	33,891
DSV A/S	222	11,483
Genmab A/S *	81	15,587
H Lundbeck A/S	46	2,135
ISS A/S	317	11,984
Novo Nordisk A/S, Class B	2,136	73,348
Novozymes A/S, Class B	678	26,862
Pandora A/S	164	18,151
TDC A/S	558	2,874

6 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Tryg A/S	75	1,360
Vestas Wind Systems A/S	356	28,957
William Demant Holding A/S *	83	1,734
		262,686

Finland - 0.9%
Elisa Oyj	117	4,136
Huhtamaki Oyj	371	13,203
Kesko Oyj, Class B	218	10,393
Kone Oyj, Class B	735	32,287
Metso Oyj (a)	162	4,902
Nokia Oyj	7,975	42,865
Nokian Renkaat Oyj	125	5,217
Orion Oyj, Class B	123	6,416
Sampo Oyj, Class A	670	31,792
Wartsila Oyj Abp	195	10,425
		161,636

France - 8.3%
Accor SA	348	14,475
Aeroports de Paris	51	6,301
Air Liquide SA	1,205	137,585
Arkema SA	242	23,823
Atos SE	180	22,245
AXA SA	3,012	77,817
BioMerieux	15	2,538
Bureau Veritas SA	416	8,769
Capgemini SA	251	23,169
Carrefour SA	1,109	26,129
Casino Guichard-Perrachon SA	85	4,749
Christian Dior SE	90	20,892
Cie de Saint-Gobain	1,148	58,900
Cie Plastic Omnium SA	77	2,799
CNP Assurances	183	3,721
Credit Agricole SA	2,053	27,750
Danone SA	1,339	91,085
Dassault Systemes SE	259	22,401
Edenred	326	7,694
Eiffage SA	204	15,965
Essilor International SA	300	36,423
Eutelsat Communications S.A.	335	7,466
Faurecia	88	4,178
Groupe Eurotunnel SE	809	8,132
Hermes International	42	19,882
Iliad SA	25	5,583
Imerys SA	74	6,276
Ingenico Group	160	15,091
Ipsen S.A.	38	3,799
JC Decaux SA	209	7,341
Kering	122	31,533

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 7

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
L'Oreal SA	522	100,400
Legrand SA	521	31,363
Natixis SA	1,040	6,402
Orange SA	2,698	41,888
Orpea	50	4,798
Peugeot SA *	902	18,128
Publicis Groupe SA	358	24,996
Renault SA	308	26,757
Rexel SA	422	7,646
Sanofi SA	1,715	155,028
Sartorius Stedim Biotech	26	1,751
Schneider Electric SE	1,167	85,738
SCOR SE	430	16,251
SEB SA	32	4,470
Societe Generale SA	1,167	59,126
Sodexo SA	204	23,969
Suez	1,682	26,546
Teleperformance	91	9,825
Ubisoft Entertainment SA *	97	4,137
Valeo SA	447	29,735
Veolia Environnement SA	2,184	40,954
Vivendi SA	1,799	34,898
Wendel SA	93	11,776
Zodiac Aerospace	296	7,399
		1,518,492

Germany - 7.1%
adidas AG	263	50,031
Allianz SE	642	119,056
Axel Springer SE	183	10,101
Bayer AG	1,091	125,698
Bayerische Motoren Werke AG	502	45,803
Beiersdorf AG	241	22,806
Brenntag AG	335	18,776
Celesio AG	42	1,152
Commerzbank AG *	2,067	18,728
Continental AG	168	36,834
Covestro AG (b)	220	16,948
Daimler AG	1,596	117,784
Deutsche Post AG	1,783	61,020
Deutsche Telekom AG	3,401	59,594
Deutsche Wohnen AG	550	18,112
Fielmann AG	26	2,008
Fraport AG Frankfurt Airport Services Worldwide	49	3,465
Freenet AG	104	3,381
GEA Group AG	332	14,105
Hannover Rueck SE	61	7,029
HeidelbergCement AG	354	33,151
Hugo Boss AG	69	5,032
Infineon Technologies AG	1,844	37,742

8 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
K+S AG (a)	699	16,248
KION Group AG	90	5,875
Lanxess AG	198	13,282
Linde AG	526	87,643
Merck KGAA	202	23,019
Metro AG	233	7,445
MTU Aero Engines AG	141	18,331
Muenchener Rueckversicherungs-Gesellschaft AG	248	48,547
OSRAM Licht AG	117	7,337
ProSiebenSat.1 Media AG	344	15,233
Rational AG	5	2,332
SAP SE	1,529	150,007
Symrise AG	324	21,546
Talanx AG *	38	1,340
TUI AG	525	7,261
United Internet AG	305	13,491
Vonovia SE	704	24,803
Wacker Chemie AG	30	3,093
Wirecard AG (a)	127	7,024
Zalando SE *(b)	115	4,648
		1,306,861

Hong Kong - 2.5%
Bank of East Asia Ltd. (The)	4,166	17,236
BOC Hong Kong Holdings Ltd.	8,350	34,129
Cathay Pacific Airways Ltd. (a)	2,904	4,216
Cheung Kong Property Holdings Ltd.	6,151	41,493
China Everbright International Ltd.	6,000	8,080
Hang Lung Group Ltd.	2,000	8,531
Hang Seng Bank Ltd.	1,679	34,061
Henderson Land Development Co. Ltd.	2,465	15,284
Hong Kong Exchanges & Clearing Ltd.	2,799	70,630
Hongkong Land Holdings Ltd.	3,660	28,128
Hysan Development Co. Ltd.	2,881	13,071
MTR Corp. Ltd.	5,376	30,205
New World Development Co. Ltd.	9,637	11,874
NWS Holdings Ltd.	4,000	7,303
PCCW Ltd.	6,684	3,943
Sun Hung Kai Properties Ltd.	3,848	56,567
Swire Pacific Ltd., Class A	1,893	18,921
Techtronic Industries Co. Ltd.	3,993	16,165
WH Group Ltd. (b)	16,502	14,230
Wharf Holdings Ltd. (The)	2,779	23,883
		457,950

Ireland - 1.5%
Bank of Ireland *	19,658	4,917
CRH plc	3,031	106,810
Glanbia plc	835	16,128

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 9

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
ICON plc *	70	5,580
Kerry Group plc, Class A	385	30,270
Kingspan Group plc	280	8,933
Shire plc	1,340	78,078
Smurfit Kappa Group plc	973	25,711
		276,427

Israel - 0.5%
Bank Hapoalim BM	3,244	19,770
Bank Leumi Le-Israel BM *	2,735	12,074
Bezeq The Israeli Telecommunication Corp. Ltd.	3,384	6,077
Israel Chemicals Ltd.	2,137	9,063
Mobileye NV *	538	33,033
Taro Pharmaceutical Industries Ltd. *(a)	87	10,146
		90,163

Italy - 2.0%
Assicurazioni Generali SpA	1,488	23,609
Atlantia SpA	1,084	27,963
Banca Mediolanum SpA	1,415	10,352
Brembo SpA	35	2,589
Buzzi Unicem SpA	193	4,933
FinecoBank Banca Fineco SpA	462	3,142
Hera SpA	4,875	13,542
Intesa Sanpaolo SpA, Milano Stock Exchange	22,981	62,511
Luxottica Group SpA	319	17,605
Mediobanca SpA	1,564	14,101
Moncler SpA	160	3,505
Prysmian SpA	328	8,671
Recordati SpA	110	3,728
Salvatore Ferragamo SpA	53	1,587
Snam SpA	18,148	78,434
Telecom Italia SpA *	16,144	14,533
Terna Rete Elettrica Nazionale SpA	5,609	27,806
UniCredit SpA *	3,394	52,320
UnipolSai Assicurazioni SpA	1,310	2,894
		373,825

Japan - 19.3%
ABC-Mart, Inc.	24	1,407
AEON Co. Ltd.	1,679	24,585
Ajinomoto Co., Inc.	1,008	19,945
Alps Electric Co. Ltd.	366	10,378
ANA Holdings, Inc.	4,672	14,289
Aozora Bank Ltd.	2,891	10,673
Asahi Glass Co. Ltd.	2,277	18,475
Asahi Kasei Corp.	3,094	30,063
Astellas Pharma, Inc.	2,671	35,228
Bandai Namco Holdings, Inc.	275	8,243
Calbee, Inc. (a)	400	13,662

10 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Canon, Inc.	1,868	58,335
Central Japan Railway Co.	367	59,946
Chiba Bank Ltd. (The)	628	4,041
Chugai Pharmaceutical Co. Ltd.	252	8,675
Concordia Financial Group Ltd.	1,295	6,004
Dai Nippon Printing Co. Ltd.	1,659	17,953
Dai-ichi Life Holdings, Inc.	1,394	24,952
Daiichi Sankyo Co. Ltd.	913	20,598
Daiwa House Industry Co. Ltd.	837	24,059
Denso Corp.	747	32,959
Don Quijote Holdings Co. Ltd.	292	10,163
East Japan Railway Co.	626	54,663
Eisai Co. Ltd.	425	22,071
FamilyMart UNY Holdings Co. Ltd.	163	9,726
FANUC Corp.	351	72,261
Fast Retailing Co. Ltd.	54	16,993
Fuji Heavy Industries Ltd.	1,153	42,290
FUJIFILM Holdings Corp.	726	28,458
Fujitsu Ltd.	3,624	22,245
Hamamatsu Photonics KK	121	3,492
Hankyu Hanshin Holdings, Inc.	374	12,204
Hino Motors Ltd.	386	4,680
Hirose Electric Co. Ltd.	30	4,156
Hitachi High-Technologies Corp.	100	4,085
Hitachi Ltd.	7,247	39,349
Hitachi Metals Ltd.	1,092	15,360
Hoshizaki Corp.	52	4,110
HOYA Corp.	587	28,358
Isetan Mitsukoshi Holdings Ltd.	409	4,495
Isuzu Motors Ltd.	703	9,311
Japan Airlines Co. Ltd.	789	25,051
Japan Exchange Group, Inc.	500	7,132
JFE Holdings, Inc.	1,702	29,274
JTEKT Corp.	357	5,554
Kansai Paint Co. Ltd.	528	11,268
Kao Corp.	863	47,393
KDDI Corp.	2,118	55,705
Keikyu Corp.	1,557	17,128
Keio Corp.	617	4,902
Kikkoman Corp.	209	6,246
Kintetsu Group Holdings Co. Ltd.	4,058	14,671
Koito Manufacturing Co. Ltd.	201	10,476
Komatsu Ltd.	1,646	43,114
Konica Minolta, Inc.	621	5,570
Kose Corp.	31	2,817
Kubota Corp.	2,094	31,564
Kyocera Corp.	513	28,660
Kyowa Hakko Kirin Co. Ltd.	306	4,862
Lawson, Inc.	73	4,964
Makita Corp.	692	24,270

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 11

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Mazda Motor Corp.	1,106	15,965
MEIJI Holdings Co. Ltd.	271	22,613
MISUMI Group, Inc.	400	7,262
Mitsubishi Chemical Holdings Corp.	4,360	33,851
Mitsubishi Electric Corp.	3,807	54,852
Mitsubishi Estate Co. Ltd.	2,408	43,890
Mitsubishi Tanabe Pharma Corp. (a)	277	5,783
Mitsubishi UFJ Financial Group, Inc.	18,757	118,153
Mizuho Financial Group, Inc. (a)	34,973	64,196
MS&AD Insurance Group Holdings, Inc.	729	23,285
Murata Manufacturing Co. Ltd.	326	46,444
NEC Corp. (a)	3,309	7,988
NGK Insulators Ltd.	395	8,961
NGK Spark Plug Co. Ltd.	149	3,417
Nidec Corp.	490	46,797
Nikon Corp.	413	6,002
Nintendo Co. Ltd.	229	53,137
Nippon Express Co. Ltd.	946	4,869
Nippon Paint Holdings Co. Ltd.	409	14,285
Nippon Telegraph & Telephone Corp.	1,420	60,710
Nippon Television Holdings, Inc.	200	3,459
Nissan Motor Co. Ltd.	3,185	30,711
Nisshin Seifun Group, Inc.	386	5,771
Nissin Foods Holdings Co. Ltd.	99	5,500
Nitori Holdings Co. Ltd.	168	21,336
Nitto Denko Corp.	459	35,508
Nomura Research Institute Ltd.	300	11,059
NSK Ltd.	712	10,200
NTT Data Corp.	207	9,830
NTT DoCoMo, Inc.	1,597	37,293
Obayashi Corp.	1,000	9,377
Odakyu Electric Railway Co. Ltd.	446	8,698
Oji Holdings Corp.	2,454	11,509
Omron Corp.	282	12,391
Ono Pharmaceutical Co. Ltd.	822	17,046
Oracle Corp. Japan	26	1,491
Oriental Land Co. Ltd. (a)	397	22,821
ORIX Corp.	1,867	27,711
Otsuka Corp.	44	2,391
Otsuka Holdings Co. Ltd.	720	32,588
Panasonic Corp.	3,439	38,920
Rakuten, Inc.	1,749	17,573
Recruit Holdings Co. Ltd.	793	40,558
Resona Holdings, Inc.	3,333	17,918
Ricoh Co. Ltd.	784	6,467
Rinnai Corp.	130	10,356
Rohm Co. Ltd.	176	11,717
Santen Pharmaceutical Co. Ltd.	790	11,475
Seiko Epson Corp.	359	7,574
Sekisui Chemical Co. Ltd.	472	7,957

12 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Sekisui House Ltd.	1,170	19,292
Seven & I Holdings Co. Ltd.	1,501	58,965
Sharp Corp. *(a)	2,000	8,413
Shimadzu Corp.	826	13,146
Shimano, Inc.	172	25,192
Shin-Etsu Chemical Co. Ltd.	1,037	90,135
Shinsei Bank Ltd. (a)	2,504	4,614
Shionogi & Co. Ltd.	354	18,326
Shiseido Co. Ltd.	541	14,239
Shizuoka Bank Ltd. (The)	1,469	11,980
SMC Corp.	172	50,992
SoftBank Group Corp.	945	67,015
Sompo Holdings, Inc.	637	23,402
Sony Corp.	1,762	59,465
Sony Financial Holdings, Inc. (a)	232	3,726
Stanley Electric Co. Ltd.	200	5,718
Start Today Co. Ltd.	200	4,445
Sumitomo Dainippon Pharma Co. Ltd. (a)	221	3,657
Sumitomo Electric Industries Ltd.	1,273	21,162
Sumitomo Mitsui Financial Group, Inc. (a)	1,953	71,087
Sumitomo Mitsui Trust Holdings, Inc.	416	14,415
Suntory Beverage & Food Ltd.	200	8,449
Sysmex Corp.	226	13,750
T&D Holdings, Inc.	619	8,972
Taisho Pharmaceutical Holdings Co. Ltd.	100	8,142
Taiyo Nippon Sanso Corp.	485	5,677
Takeda Pharmaceutical Co. Ltd.	859	40,439
TDK Corp.	214	13,588
Terumo Corp. (a)	473	16,443
Tobu Railway Co. Ltd.	1,089	5,531
Tokio Marine Holdings, Inc.	1,010	42,687
Tokyo Electron Ltd.	236	25,836
Tokyu Corp.	2,264	16,086
Toppan Printing Co. Ltd.	650	6,644
Toray Industries, Inc. (a)	4,450	39,605
TOTO Ltd.	264	9,987
Toyota Industries Corp.	275	13,680
Toyota Motor Corp.	3,935	213,583
Trend Micro, Inc.	93	4,139
Unicharm Corp.	902	21,677
West Japan Railway Co.	410	26,738
Yakult Honsha Co. Ltd.	386	21,483
Yamada Denki Co. Ltd. (a)	723	3,614
Yamaha Corp.	144	3,984
Yamaha Motor Co. Ltd.	325	7,825
Yamato Holdings Co. Ltd.	795	16,659
Yamazaki Baking Co. Ltd.	300	6,177
		3,554,007

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 13

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Luxembourg - 0.3%
B&M European Value Retail SA	760	2,854
Eurofins Scientific SE	10	4,349
Tenaris SA	3,114	53,848
		61,051

Netherlands - 4.2%
AerCap Holdings NV *	472	21,698
Akzo Nobel NV	1,040	86,095
Altice NV, Class A *	1,096	24,790
ASML Holding NV	683	90,629
Boskalis Westminster NV	167	5,754
CNH Industrial NV	2,334	22,465
EXOR NV	137	7,084
Gemalto NV	136	7,587
GrandVision NV (b)	451	11,035
ING Groep NV	7,283	110,004
Koninklijke Ahold Delhaize NV	3,179	67,935
Koninklijke DSM NV	625	42,268
Koninklijke KPN NV	5,090	15,303
Koninklijke Philips NV	2,147	68,971
Koninklijke Vopak NV	442	19,250
NN Group NV	641	20,818
NXP Semiconductors NV *	711	73,588
QIAGEN NV *	319	9,260
Randstad Holding NV	244	14,066
STMicroelectronics NV	1,292	19,881
Wolters Kluwer NV	861	35,733
		774,214

New Zealand - 0.1%
Auckland International Airport Ltd.	2,877	13,623

Norway - 0.6%
DNB ASA	1,399	22,214
Gjensidige Forsikring ASA	181	2,757
Marine Harvest ASA *	508	7,749
Norsk Hydro ASA	3,825	22,291
Orkla ASA	1,122	10,051
Telenor ASA	1,027	17,085
Yara International ASA	521	20,068
		102,215

Portugal - 0.2%
EDP - Energias de Portugal SA	7,412	25,061
Jeronimo Martins SGPS SA	801	14,313
		39,374

Singapore - 1.3%
Broadcom Ltd.	546	119,552

14 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
CapitaLand Ltd. (a)	2,341	6,076
City Developments Ltd.	330	2,405
DBS Group Holdings Ltd.	2,229	30,876
Oversea-Chinese Banking Corp. Ltd.	3,571	24,804
Singapore Airlines Ltd.	656	4,722
Singapore Exchange Ltd.	747	4,112
Singapore Telecommunications Ltd.	8,312	23,273
United Overseas Bank Ltd.	1,759	27,784
		243,604

South Korea - 4.1%
AMOREPACIFIC Group	141	15,073
Coway Co. Ltd.	97	8,351
Hana Financial Group, Inc.	739	24,385
Hankook Tire Co. Ltd.	288	14,046
Hanwha Life Insurance Co. Ltd.	509	2,749
Hyundai Glovis Co. Ltd.	101	13,283
Hyundai Mobis Co. Ltd.	192	41,302
Hyundai Motor Co.	492	69,338
Industrial Bank of Korea	395	4,306
Kakao Corp.	185	13,752
Kia Motors Corp.	785	26,017
KT Corp.	619	17,669
LG Chem Ltd.	243	63,894
LG Corp.	433	27,198
LG Display Co. Ltd.	718	19,444
LG Electronics, Inc.	369	22,417
LG Household & Health Care Ltd.	36	26,117
Lotte Chemical Corp.	84	27,835
NAVER Corp.	86	65,761
NCSoft Corp.	62	16,909
Samsung Fire & Marine Insurance Co. Ltd.	100	23,975
Samsung Life Insurance Co. Ltd.	226	21,924
Samsung SDI Co. Ltd.	167	20,617
Samsung SDS Co. Ltd.	134	15,999
Shinhan Financial Group Co. Ltd.	1,245	51,875
SK Hynix, Inc.	1,630	73,622
SK Telecom Co. Ltd.	79	17,850
Woori Bank	1,111	12,906
		758,614

Spain - 3.2%
Abertis Infraestructuras SA	849	13,667
Acciona SA	93	7,439
Aena SA (b)	83	13,119
Amadeus IT Group SA, Class A	546	27,665
Banco Bilbao Vizcaya Argentaria SA	7,727	59,982
Banco de Sabadell SA	8,747	16,027
Banco Santander SA	16,280	99,655
Bankia SA	3,310	3,768

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 15

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Bankinter SA	590	4,947
CaixaBank SA	4,711	20,255
EDP Renovaveis SA	1,539	11,373
Enagas SA	1,215	31,521
Gamesa Corp. Tecnologica SA	248	5,866
Grifols SA	639	15,678
Iberdrola SA	18,486	132,080
Industria de Diseno Textil SA	1,260	44,373
Mapfre SA	809	2,771
Mediaset Espana Comunicacion SA	143	1,841
Prosegur Cia de Seguridad SA	290	1,743
Red Electrica Corp. SA	1,541	29,548
Telefonica SA	4,811	53,851
		597,169

Sweden - 2.6%
Alfa Laval AB	744	14,023
Atlas Copco AB, A Shares	1,642	57,879
Autoliv, Inc.	40	4,090
Electrolux AB, Series B	240	6,663
Hennes & Mauritz AB, Class B	1,237	31,569
Hexagon AB, Class B	257	10,315
Husqvarna AB, Class B	507	4,445
ICA Gruppen AB	99	3,377
Kinnevik AB, Class B	271	7,224
Nordea Bank AB	4,734	54,009
Sandvik AB	1,932	28,858
Securitas AB, Class B	436	6,806
Skandinaviska Enskilda Banken AB, Class A	2,274	25,269
SKF AB, Class B	875	17,304
Svenska Cellulosa AB SCA, Class B	1,231	39,671
Svenska Handelsbanken AB, Class A (a)	1,936	26,531
Swedbank AB, Class A (a)	1,160	26,841
Tele2 AB, Class B	260	2,482
Telefonaktiebolaget LM Ericsson, Class B (a)	5,056	33,756
Telia Co. AB	4,011	16,815
Trelleborg AB, Class B	350	7,493
Volvo AB, Class B (a)	3,405	50,230
		475,650

Switzerland - 8.0%
ABB Ltd.	3,256	76,208
Actelion Ltd. *	89	25,074
Adecco Group AG	286	20,307
Aryzta AG *	228	7,321
Baloise Holding AG	109	14,978
Banque Cantonale Vaudoise	3	2,070
Barry Callebaut AG *	3	3,923
Clariant AG *	941	17,749
Coca-Cola HBC AG *	250	6,454

16 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Credit Suisse Group AG *	2,447	36,408
DKSH Holding AG	40	3,098
Dufry AG *	31	4,720
Flughafen Zuerich AG	34	7,244
Galenica AG	7	7,380
Geberit AG	60	25,855
Givaudan SA	20	36,021
Helvetia Holding AG	6	3,322
Kuehne + Nagel International AG	69	9,743
Logitech International SA	163	5,180
Lonza Group AG *	116	21,926
Nestle SA	5,188	398,188
Novartis AG	3,042	225,891
Roche Holding AG	999	255,478
Schindler Holding AG	39	7,399
SGS SA	8	17,061
Sika AG	6	35,986
Sonova Holding AG	43	5,965
Straumann Holding AG	9	4,171
Swatch Group AG (The)	74	26,494
Swiss Life Holding AG *	51	16,446
Swiss Re AG	498	44,728
Swisscom AG	36	16,595
Temenos Group AG	54	4,289
Wolseley plc	409	25,751
Zurich Insurance Group AG	190	50,704
		1,470,127

Taiwan - 2.5%
Advanced Semiconductor Engineering, Inc.	7,808	10,002
Advantech Co. Ltd.	1,414	11,837
Asustek Computer, Inc.	1,769	17,490
Cathay Financial Holding Co. Ltd.	12,952	20,789
China Steel Corp.	27,631	23,040
Chunghwa Telecom Co. Ltd.	6,111	20,752
CTBC Financial Holding Co. Ltd.	21,445	13,250
Delta Electronics, Inc.	4,319	23,132
E.Sun Financial Holding Co. Ltd.	10,117	6,150
Far EasTone Telecommunications Co. Ltd.	1,073	2,634
First Financial Holding Co. Ltd.	10,666	6,503
Hua Nan Financial Holdings Co. Ltd.	8,412	4,699
MediaTek, Inc.	2,883	20,428
Mega Financial Holding Co. Ltd.	12,668	10,222
President Chain Store Corp.	1,828	15,059
Quanta Computer, Inc.	3,398	6,909
Siliconware Precision Industries Co. Ltd.	6,188	10,097
Taiwan Cooperative Financial Holding Co. Ltd.	23,946	11,919
Taiwan Mobile Co. Ltd.	3,748	13,770
Taiwan Semiconductor Manufacturing Co. Ltd.	31,240	195,895

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 17

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
United Microelectronics Corp.	14,518	5,823
Yuanta Financial Holding Co. Ltd.	12,616	5,322
		455,722

United Kingdom - 13.1%
3i Group plc	1,998	18,759
Aberdeen Asset Management plc	2,135	7,085
Admiral Group plc	556	13,854
Ashtead Group plc	1,076	22,272
ASOS plc *	41	3,101
Associated British Foods plc	700	22,866
AstraZeneca plc	1,900	116,825
Aviva plc	6,495	43,342
Barratt Developments plc	1,279	8,761
Bellway plc	444	15,044
Berkeley Group Holdings plc	173	6,956
Booker Group plc	2,936	7,188
BT Group plc	11,504	45,937
Bunzl plc	988	28,717
Burberry Group plc	892	19,250
Capita plc	2,276	16,097
Coca-Cola European Partners plc	609	22,953
Compass Group plc	2,991	56,471
Croda International plc	484	21,618
Direct Line Insurance Group plc	1,709	7,436
Dixons Carphone plc	1,885	7,508
DS Smith plc	3,652	19,869
easyJet plc	773	9,938
GKN plc	3,758	17,117
GlaxoSmithKline plc	7,224	150,208
Henderson Group plc (a)	2,497	7,290
Hikma Pharmaceuticals plc (a)	162	4,024
IHS Markit Ltd. *	705	29,575
Inchcape plc	1,367	14,412
Informa plc	1,935	15,816
Inmarsat plc	1,378	14,681
InterContinental Hotels Group plc	377	18,465
International Consolidated Airlines Group SA	2,911	19,292
Intertek Group plc	421	20,723
Investec plc	1,204	8,210
ITV plc	6,651	18,258
J Sainsbury plc	1,469	4,866
John Wood Group plc	2,529	24,160
Johnson Matthey plc	700	27,007
Just Eat plc *	1,752	12,409
Kingfisher plc	1,644	6,727
Legal & General Group plc	9,521	29,481
Liberty Global plc, Class A *	1,700	60,979
Lloyds Banking Group plc	108,540	90,271
London Stock Exchange Group plc	563	22,399

18 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Marks & Spencer Group plc	2,722	11,497
Melrose Industries plc	5,476	15,300
Mondi plc	1,658	40,060
NEX Group plc	383	2,728
Next plc	150	8,114
Old Mutual plc	7,946	19,997
Pearson plc	1,272	10,846
Pennon Group plc	1,816	20,060
Persimmon plc	636	16,686
Petrofac Ltd.	1,999	23,091
Prudential plc	4,127	87,176
RELX plc	4,279	83,775
Rentokil Initial plc	5,925	18,325
Rolls-Royce Holdings plc *	2,954	27,907
Royal Mail plc	3,057	16,282
RPC Group plc	1,427	13,965
RSA Insurance Group plc	2,237	16,428
Sage Group plc (The)	851	6,722
Schroders plc	349	13,245
Severn Trent plc	1,052	31,380
Sky plc	1,048	12,817
Smiths Group plc	1,104	22,432
Spirax-Sarco Engineering plc	235	14,048
SSE plc	4,438	82,019
St James's Place plc	1,177	15,667
Standard Chartered plc *	3,634	34,759
Standard Life plc	1,350	6,003
Tate & Lyle plc	1,738	16,655
Taylor Wimpey plc	2,038	4,929
Tesco plc *	17,644	41,064
Travis Perkins plc	387	7,342
Unilever plc	6,325	311,995
United Utilities Group plc	2,261	28,152
Vodafone Group plc	32,146	83,772
Weir Group plc (The)	671	16,141
Whitbread plc	105	5,210
WM Morrison Supermarkets plc	6,057	18,227
Worldpay Group plc (b)	4,236	15,661
WPP plc	1,616	35,421
		2,414,115

Total Common Stocks (Cost $16,981,408)		18,060,143

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 19

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.0%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	175,994	175,994

Total Time Deposit (Cost $175,994)		175,994

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	520,654	520,654

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $520,654)		520,654

TOTAL INVESTMENTS (Cost $17,678,056) - 102.0%		18,756,791
Other assets and liabilities, net - (2.0%)		(367,936)
NET ASSETS - 100.0%		18,388,855

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $498,367 as of March 31, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $75,641, which represents 0.4% of the net assets of the Fund as of March 31, 2017.

At March 31, 2017, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*

Financials	23.2%
Industrials	13.9%
Consumer Discretionary	12.0%
Consumer Staples	10.2%
Health Care	10.0%
Information Technology	9.8%
Materials	8.0%
Telecommunication Services	4.9%
Utilities	3.1%
Energy	2.0%
Real Estate	1.9%
Time Deposit	1.0%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.
See notes to financial statements.

20 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $17,678,056) - see accompanying schedule	$18,756,791
Foreign currency, at value (Cost $17,339)	17,255
Receivable for Fund shares sold	100,874
Dividends and interest receivable	67,510
Securities lending income receivable	486
Directors' deferred compensation plan	3,456
Tax reclaims receivable	9,080
Receivable from affiliate	27,853
Total assets	18,983,305

LIABILITIES
Collateral for securities loaned	520,654
Payable for Fund shares redeemed	1,839
Payable to affiliates:
Investment advisory fee	2,035
Distribution Plan expenses	702
Directors' fees and expenses	174
Directors' deferred compensation plan	3,456
Accrued expenses and other liabilities	65,590
Total liabilities	594,450
NET ASSETS	$18,388,855

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(250,000,000 shares of $0.01 par value authorized)	$17,518,644
Accumulated undistributed net investment income	91,339
Accumulated net realized gain (loss)	(300,011)
Net unrealized appreciation (depreciation)	1,078,883
NET ASSETS	$18,388,855

NET ASSET VALUE PER SHARE
Class A (based on net assets of $2,763,704 and 133,759 shares outstanding)	$20.66
Class C (based on net assets of $184,701 and 8,992 shares outstanding)	$20.54
Class I (based on net assets of $9,571,835 and 460,055 shares outstanding)	$20.81
Class Y (based on net assets of $5,868,615 and 284,513 shares outstanding)	$20.63

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$21.69
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $16,898)	$146,305
Securities lending income	1,164
Interest income	328
Total investment income	147,797

Expenses:
Investment advisory fee	9,881
Administrative fees	7,904
Transfer agency fees and expenses:
Class A	2,917
Class C	1,086
Class I	1,063
Class Y	3,182
Distribution Plan expenses:
Class A	4,240
Class C	1,124
Directors' fees and expenses	1,054
Accounting fees	4,556
Custodian fees	159,341
Professional fees	14,461
Registration fees:
Class A	9,607
Class C	9,426
Class I	9,995
Class Y	10,758
Reports to shareholders	664
Miscellaneous	19,987
Total expenses	271,246
Reimbursement from Adviser:
Class A	(61,660)
Class C	(13,797)
Class I	(63,035)
Class Y	(96,898)
Administrative fees waived	(7,904)
Net expenses	27,952
NET INVESTMENT INCOME (LOSS)	119,845
See notes to financial statements

22 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(211,723)
Foreign currency transactions	(3,572)
(215,295)

Net change in unrealized appreciation (depreciation) on:
Investments	898,492
Foreign currency	337
898,829

NET REALIZED AND UNREALIZED GAIN (LOSS)	683,534

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$803,379
See notes to financial statements.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 23

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	PERIOD ENDED SEPTEMBER 30, 2016(a)
Operations:
Net investment income (loss)	$119,845	$197,238
Net realized gain (loss)	(215,295)	(8,074)
Net change in unrealized appreciation (depreciation)	898,829	180,054

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	803,379	369,218

Distributions to shareholders from:
Net investment income:
Class A shares	(83,082)	(1,985)
Class C shares	(4,826)	—
Class I shares	(47,539)	(3,329)
Class Y shares	(160,208)	(1,418)
Total distributions	(295,655)	(6,732)

Capital share transactions:
Shares sold:
Class A shares	1,119,502	3,667,456
Class C shares	51,346	219,550
Class I shares	9,010,855	2,518,363
Class Y shares	1,110,553	5,425,902
Reinvestment of distributions:
Class A shares	81,457	1,985
Class C shares	4,826	—
Class I shares	47,539	3,329
Class Y shares	160,208	1,418
Shares redeemed:
Class A shares	(2,234,123)	(23,256)
Class C shares	(101,189)	—
Class I shares	(2,305,371)	—
Class Y shares	(1,188,031)	(53,674)
Total capital share transactions	5,757,572	11,761,073

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,265,296	12,123,559

NET ASSETS
Beginning of period	$12,123,559	$—
End of period (including accumulated undistributed net investment income of $91,339 and $267,149, respectively)	$18,388,855	$12,123,559

See notes to financial statements.

24 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	PERIOD ENDED SEPTEMBER 30, 2016(a)
Shares sold:
Class A shares	56,171	186,599
Class C shares	2,636	11,201
Class I shares	444,602	127,871
Class Y shares	56,039	282,431
Reinvestment of distributions:
Class A shares	4,263	100
Class C shares	253	—
Class I shares	2,472	167
Class Y shares	8,401	71
Shares redeemed:
Class A shares	(112,132)	(1,242)
Class C shares	(5,098)	—
Class I shares	(115,057)	—
Class Y shares	(59,702)	(2,727)
Total capital share activity	282,848	604,471

(a) From October 30, 2015 inception.
See notes to financial statements.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 25

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS A SHARES
Net asset value, beginning	$20.03	$20.00
Income from investment operations:
Net investment income	0.12	0.43
Net realized and unrealized gain (loss)	0.94	(0.38)
Total from investment operations	1.06	0.05
Distributions from:
Net investment income	(0.43)	(0.02)
Total distributions	(0.43)	(0.02)
Total increase (decrease) in net asset value	0.63	0.03
Net asset value, ending	$20.66	$20.03
Total return (c)	5.47%	0.25%
Ratios to average net assets: (d)
Net investment income	1.21%(e)	2.47%(e)
Total expenses	4.38%(e)	5.53%(e)
Net expenses	0.62%(e)	0.62%(e)
Portfolio turnover	16%	35%
Net assets, ending (in thousands)	$2,764	$3,714

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

26 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS C SHARES
Net asset value, beginning	$19.92	$20.00
Income from investment operations:
Net investment income	0.05	0.28
Net realized and unrealized gain (loss)	0.93	(0.36)
Total from investment operations	0.98	(0.08)
Distributions from:
Net investment income	(0.36)	—
Total distributions	(0.36)	—
Total increase (decrease) in net asset value	0.62	(0.08)
Net asset value, ending	$20.54	$19.92
Total return (c)	5.06%	(0.40%)
Ratios to average net assets: (d)
Net investment income	0.49%(e)	1.61%(e)
Total expenses	13.77%(e)	20.68%(e)
Net expenses	1.37%(e)	1.37%(e)
Portfolio turnover	16%	35%
Net assets, ending (in thousands)	$185	$223

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 27

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS I SHARES
Net asset value, beginning	$20.08	$20.00
Income from investment operations:
Net investment income	0.27	0.51
Net realized and unrealized gain (loss)	0.85	(0.40)
Total from investment operations	1.12	0.11
Distributions from:
Net investment income	(0.39)	(0.03)
Total distributions	(0.39)	(0.03)
Total increase (decrease) in net asset value	0.73	0.08
Net asset value, ending	$20.81	$20.08
Total return (c)	5.72%	0.56%
Ratios to average net assets: (d)
Net investment income	2.71%(e)	2.90%(e)
Total expenses	3.71%(e)	4.81%(e)
Net expenses	0.27%(e)	0.27%(e)
Portfolio turnover	16%	35%
Net assets, ending (in thousands)	$9,572	$2,571

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

28 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016 (a)(b)
CLASS Y SHARES
Net asset value, beginning	$20.07	$20.00
Income from investment operations:
Net investment income	0.16	0.55
Net realized and unrealized gain (loss)	0.93	(0.45)
Total from investment operations	1.09	0.10
Distributions from:
Net investment income	(0.53)	(0.03)
Total distributions	(0.53)	(0.03)
Total increase (decrease) in net asset value	0.56	0.07
Net asset value, ending	$20.63	$20.07
Total return (c)	5.63%	0.49%
Ratios to average net assets: (d)
Net investment income	1.64%(e)	3.14%(e)
Total expenses	3.86%(e)	5.65%(e)
Net expenses	0.37%(e)	0.37%(e)
Portfolio turnover	16%	35%
Net assets, ending (in thousands)	$5,869	$5,615

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 29

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Responsible Index Series, Inc. (the “Corporation”) was organized as a Maryland corporation on April 7, 2000, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates five (5) separate series, or mutual funds, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert Developed Markets Ex-U.S. Responsible Index Fund (the “Fund”). The Corporation is authorized to issue two billion shares of common stock, $0.01 par value per share, of which 250 million shares have been allocated to the Fund.
The investment objective of the Fund, which is diversified, is to seek to track the performance of the Calvert Developed Markets Ex-U.S. Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 4.75%. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $100,000. The $100,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the “Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Common stocks for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value these securities each business day. The third party fair value pricing service takes into account many factors, including, but not limited to, movements in U.S. securities markets and changes in futures contracts and foreign exchange rates that have occurred after the close of the principal foreign market, to determine a fair value as of the close of the New York Stock Exchange. Such securities are categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

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The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks
Canada	$1,511,578	$—	$—	$1,511,578
Germany	1,152	1,305,709	—	1,306,861
Ireland	86,622	189,805	—	276,427
Israel	43,179	46,984	—	90,163
Italy	3,728	370,097	—	373,825
Netherlands	95,286	678,928	—	774,214
Singapore	119,552	124,052	—	243,604
Sweden	4,090	471,560	—	475,650
Switzerland	25,074	1,445,053	—	1,470,127
United Kingdom	154,820	2,259,295	—	2,414,115
Other Countries*	—	9,123,579	—	9,123,579
Total Common Stocks	$2,045,081	$16,015,062**	$—	$18,060,143
Time Deposit	—	175,994	—	175,994
Short Term Investment of Cash Collateral For Securities Loaned	520,654	—	—	520,654
TOTAL	$2,565,735	$16,191,056	$—	$18,756,791

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. where the value was adjusted as a result of significant market movements following the close of local trading.
At March 31, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

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Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the same annual rate as the Fund’s investment advisory agreement with CRM. For the six months ended March 31, 2017, the investment advisory fee amounted to $9,881, of which $5,371 was paid to CRM and $4,510 was paid to CIM.
CRM (CIM for the period October 1, 2016 through December 30, 2016) has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.62%, 1.37%, 0.27% and 0.37% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2018. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $133,448 and CIM waived or reimbursed expenses of $101,942.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive the administrative fee through January 31, 2018. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived the administrative fee for the period October 1, 2016 through December 30, 2016. For the six months ended March 31, 2017, CRM was paid administrative fees of $4,296, all of which were waived and CIAS was paid administrative fees of $3,608, all of which were waived.
As of December 31, 2016, the Fund has in effect new distribution plans for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Directors and shareholders of the Fund. Pursuant to the Class A Plan and Class C Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Prior to December 31, 2016, the Fund had in effect a distribution plan for Class A shares and Class C shares which permitted the Fund to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.50% for Class A and 1.00% for Class C of the Fund’s average daily net assets with respect to such class. The fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $4,240 or 0.25% per annum of Class A’s average daily net assets, of which $1,926 was paid to EVD and $2,314 was paid to CID, and $1,124 or 1.00% per annum of Class C’s average daily net assets, of which $543 was paid to EVD and $581 was paid to CID.
The Fund was informed that EVD and CID received $956 and $371, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $3,808 and $243, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016,

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Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $270 and shareholder servicing fees paid to CIS were $98. Such fees are included in transfer agency fees and expenses on the Statement of Operations.

Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Director of the Fund who was not an employee of CIM or its affiliates received a fee of $3,000 for each Board meeting attended plus an annual fee of $52,000. Committee members received $500 for each Committee meeting attended plus an annual fee of $2,500. Committee chairs received an additional annual retainer ranging from $6,000 to $10,000. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $7,551,608 and $2,175,327, respectively.
At March 31, 2017, the Fund, for federal income tax purposes, had the following capital loss carryforwards which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

Capital Loss Carryforwards
NO EXPIRATION DATE
Short-term	($34,304)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$1,324,073
Unrealized (depreciation)	(301,831)
Net unrealized appreciation (depreciation)	$1,022,242

Federal income tax cost of investments	$17,734,549
NOTE D — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State

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Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan was $498,367 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017:

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$520,654	$—	$—	$—	$520,654
Amount of recognized liabilities for securities lending transactions					$520,654
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.
For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$12,225	2.01%	$1,083,202	February 2017
NOTE F — CAPITAL SHARES
At March 31, 2017, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund owned in the aggregate 45.2% of the value of the outstanding shares of the Fund.
NOTE G — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

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SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Developed Markets Ex-U.S. Responsible Index Fund, a series of Calvert Responsible Index Series, Inc. (the “Fund”) was held on December 16, 2016 and adjourned to December 23, 2016.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
512,902	906	217	24,459

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
512,902	906	217	24,459

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
512,902	906	217	24,459

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
129,815	678	217	11,611

Shareholders of Class C shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
9,215	0	0	1,349

36 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

Shareholders of Calvert Responsible Index Series, Inc. voted on the following proposal:

1.	To elect Directors of Calvert Responsible Index Series, Inc.:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	35,484,917	883,068
Alice Gresham Bullock	35,637,745	730,240
Cari Dominguez	35,629,678	738,307
Miles D. Harper III	35,486,514	881,471
John G. Guffey, Jr.	35,484,104	883,881
Joy V. Jones	35,636,889	731,096
Anthony A. Williams	27,538,186	8,829,799
John H. Streur	35,484,788	883,197

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert Developed Markets Ex-U.S. Responsible Index Fund
At a meeting held on October 14, 2016, the Board of Directors of Calvert Responsible Index Series, Inc. (“CRIS”), and by a separate vote, the Directors who are not “interested persons” of CRIS (the “Independent Directors”), approved a new Investment Advisory Agreement between CRIS and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert Developed Markets Ex-U.S. Responsible Index Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Directors, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Directors reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Directors met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Directors participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Directors regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Directors considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Directors took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Directors considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Directors also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Directors concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Directors took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Directors also noted that for certain Calvert Funds, such as the Fund, CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Directors concluded that CRM is qualified to manage the Fund’s assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.
In considering the Fund’s proposed fees and estimated expenses, the Directors considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Directors also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Directors further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds. Based upon their review the Directors concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.
In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Directors considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with

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the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Directors considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Directors took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Directors noted that the advisory fee schedule for certain Calvert Funds will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Directors determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Fund, would not be appropriate at this time. The Directors noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Directors also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM’s intention to continue to manage the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Directors did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
The Directors reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Fund’s investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Directors, including the Independent Directors, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.

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OFFICERS AND TRUSTEES

Officers of Calvert Developed Markets Ex-U.S. Responsible Index Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert Developed Markets Ex-U.S. Responsible Index Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(4)

Joy V. Jones(4)

John H. Streur (3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

40 calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

calvert.com CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND SEMIANNUAL REPORT (UNAUDITED) 41

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CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24196 3.31.17

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 22, 2017